Label	Element	Value
Document And Entity Information Elements	ck0000899148_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2012
Registrant Name	dei_EntityRegistrantName	RYDEX SERIES FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000899148
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 2, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 2, 2013
Prospectus Date	rr_ProspectusDate	May 1, 2013

A Class, C Class and Institutional Class Shares | Managed Commodities Strategy Fund
Managed Commodities Strategy Fund (formerly, Long/Short Commodities Strategy Fund)
INVESTMENT OBJECTIVE
The Managed Commodities Strategy Fund (the “Fund”) seeks to achieve total returns with less volatility than the broad commodities markets.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares, C-Class Shares or Institutional Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 54 of this Prospectus and in the “A-Class Shares–Initial Sales Charges, Reductions, and Waivers” section beginning on page 58 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees A Class, C Class and Institutional Class Shares Managed Commodities Strategy Fund	A-Class Shares	C-Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses A Class, C Class and Institutional Class Shares Managed Commodities Strategy Fund		A-Class Shares	C-Class Shares	Institutional Class Shares
Management Fees of the Fund and the Subsidiary		1.06%	1.06%	1.06%
Distribution and/or Shareholder Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses of the Fund		0.53%	0.53%	0.53%
Other Expenses of the Subsidiary		0.01%	0.01%	0.01%
Other Expenses		0.54%	0.54%	0.54%
Total Annual Fund Operating Expenses		1.85%	2.60%	1.60%
Fee Waiver	[1]	0.16%	0.16%	0.15%
Total Annual Fund Operating Expenses After Fee Waiver		1.69%	2.44%	1.45%
[1]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund's Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example A Class, C Class and Institutional Class Shares Managed Commodities Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A-Class Shares	639	982	1,349	2,377
C-Class Shares	347	760	1,300	2,776
Institutional Class Shares	148	458	792	1,735

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
A Class, C Class and Institutional Class Shares Managed Commodities Strategy Fund C-Class Shares	247	760	1,300	2,776

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve total returns with less volatility than the broad commodities markets from long and/or short investments in commodities and other investment instruments. The Fund intends to invest in multiple proprietary and third-party investment strategies that seek to identify and profit from upcoming movements, in the global commodities markets.

The strategies may be quantitative or fundamental in nature, and may use market data and macroeconomic analysis to determine positions. The proprietary strategies may range from broad strategies that seek to provide exposure to all commodities markets, to focused strategies that seek to provide exposure to a single asset class, sector or a market.

The Fund generally will take a long position in a particular asset class, sector or market that the Advisor expects to rise in value and generally will take a short position in a particular asset class, sector, or market that the Advisor expects to fall in value. The Fund may also take a long position in a particular asset class, sector or market that the Advisor expects to fall in value and a short position in a particular asset class, sector, or market that the Advisor expects to rise in value to manage the risk of the Fund’s positions and strategies.

The Advisor sets both the long-term strategic weights across individual strategies, or group of strategies, as well as short-term tactical weightings, which may deviate from long-term strategic weights due to short-term market risks or opportunities. The Advisor will employ both quantitative and qualitative methods to assess and manage the level of risk and to seek to improve returns of the Fund over time. The Advisor in its discretion may establish long positions in excess of its short positions, and short positions in excess of its long positions; however, the Fund’s short positions will be fully covered at all times. The estimated risk of each position as measured by volatility, relative strengths of signals, certain macroeconomic views of the Advisor, and other factors, may be used to determine the relative size of positions. Risk-management strategies may be employed and seek to manage risk, improve returns over time, and mitigate declines in the market price of the Fund.

The Fund will seek to implement its investment strategies by investing in: commodity, currency, equity, fixed income and other futures, forwards, options, and options on futures; exchange-traded funds (“ETFs”); other pooled investment vehicles that provide exposure to the commodities, currency, equity and fixed income futures markets; commodity, currency, and financial-linked instruments, such as swap agreements and structured notes; exchange-traded notes (“ETNs”); and common stock. The Fund may purchase and sell options and futures contracts.

Investments in derivative instruments, such as futures, options, and forward contracts and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular trend resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 (the “1940 Act”) or to meet redemption requests. The Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant.

The Fund’s derivative investments will be used both to obtain exposure to the commodities markets and to manage risk and limit exposure created by certain of the Fund’s investments. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. The Fund also intends to enter into short sales and invest in short positions of certain investments.

The Fund expects, under normal circumstances, to buy debt securities to collateralize its derivative investments, for liquidity purposes, or to enhance yield. The Fund may hold a diversified portfolio of fixed instruments of varying maturities, but that have an average duration of less than one year. In particular, the Fund may hold, without limitation, government money market instruments, such as U.S. Treasury securities and U.S. government agency discount notes and bonds with maturities of two years or less. In addition, the Fund may invest, without limitation, in bank obligations, which may include certificates of deposit, commercial paper, asset-backed commercial paper, unsecured bank promissory notes, bank loans, bankers’ acceptances, and time deposits. The Fund may also invest, without limitation, in other short-term instruments, such as loan participations, commercial paper, and repurchase agreements. The Fund will enter into repurchase agreements only with counterparties that are deemed to present acceptable credit risks. Bank obligations may be issued or backed by U.S. banks or be U.S. dollar-denominated obligations issued or guaranteed by foreign banks.

The Fund may invest, without limitation, in U.S. dollar-denominated investment grade debt securities, and may invest no more than 20% of assets in high yield securities, which are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities that the Advisor believes are of comparable quality. The Fund also may invest, without limitation, in mortgage-backed securities or in other asset-backed securities, including to-be-announced transactions. The Fund may invest, without limitation, in U.S. dollar-denominated debt securities of foreign issuers, including emerging market issuers, and may invest up to 10% of its assets in sovereign and corporate debt securities denominated in foreign currencies. The Advisor may attempt, but is not obligated, to reduce foreign currency exchange rate risk by entering into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). The Fund also may invest up to 25% of its assets in municipal securities. The Fund may invest in ETFs and other investment companies, certain of which may be advised by the Advisor, that provide exposure to fixed income securities similar to those securities in which the Fund may invest directly.

The Fund also may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). The Subsidiary is advised by the Advisor, and has the same investment objective as the Fund. Unlike the Fund, however, the Subsidiary may invest to a greater extent in commodity-linked derivative instruments. The Subsidiary’s investments in such instruments are subject to limits on leverage imposed by the 1940 Act. The Fund’s investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure to the investment returns of global commodities markets.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Asset-Backed and Mortgage-Backed Securities Risk – As an investor in asset-backed securities, including mortgage-backed securities, the Fund generally will receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

Bank Obligations Risk – The Fund’s investments in bank obligations may expose it to adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks are also subject to certain additional risks such as adverse foreign political and economic developments.

CFTC Regulatory Risk – The Commodity Futures Trading Commission (“CFTC”) has recently adopted amendments to certain CFTC rules, and is in the process of promulgating new rules, that subject the Fund, the Subsidiary, and the Advisor to certain CFTC disclosure, reporting, and recordkeeping requirements if the Fund and the Subsidiary do not operate within certain derivatives trading and marketing limitations. Compliance with these additional requirements will likely increase Fund and Subsidiary expenses and may adversely affect the Fund’s and the Subsidiary’s ability to obtain exposure to certain investments and the commodities market generally. Certain of the regulatory requirements that would apply to the Fund have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. Consistent with the Fund’s investment strategies and investment policies, the Advisor intends to maintain the flexibility to utilize certain derivatives beyond the CFTC’s new trading limitations and to comply with CFTC rules to the extent required to maintain such investment flexibility.

Commodity-Linked Derivative Investment Risk – The Fund may invest in commodity-linked derivative instruments. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices. The Fund’s investment in commodity-related investment products may lead to losses in excess of the Fund’s investment in such products. Such losses can significantly and adversely affect the net asset value of the Fund and, consequently, a shareholder’s interest in the Fund.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Credit Risk – Issuers or guarantors of debt instruments or the counterparty to a repurchase agreement or loan of portfolio securities may be unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government generally have less credit risk than debt securities of non-government issuers. However, securities issued by certain U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. government. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the Fund’s income and share price.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. To the extent the Fund invests in derivatives to seek to hedge risk or limit leveraged exposure created by other investments, there is no guarantee that such hedging strategies will be effective at managing risk or limiting exposure to leveraged investments. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Equity Risk – The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Exchange-Traded Notes (ETNs) Risk – The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund’s decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Extension Risk – If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Financial Services Sector Risk – To the extent that certain of the Fund’s investments are focused in issuers conducting business in the financial services sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact on a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial services companies to incur large losses.

Fixed Income Risk – The Fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund’s investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk – The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Income Risk – Falling interest rates may cause the Fund’s income to decline.

Interest Rate Risk – The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Companies Risk – Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Investment in the Subsidiary Risk – The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to shareholders of registered investment companies. By investing in the Subsidiary, the Fund is exposed to the risks of the Subsidiary’s investments, which in turn will be exposed primarily to the risks of investing in the commodities markets. The Fund also will incur its pro rata share of the expenses of the Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk – Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Issuer Specific Risk – A decrease in the value of the securities of an issuer or guarantor of a debt instrument held by the Fund may cause the value of your investment in the Fund to decrease. The value of a security may increase or decrease for a number of reasons which directly relate to the issuer.

Leveraging Risk – The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund’s investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Prepayment or Call Risk – During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. If this happens, the Fund will be forced to reinvest prepayment proceeds at a time when yields on available securities are lower than the yield in the prepaid security. The Fund may also lose any premium it paid on the security.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Sector Risk – Through its investments in futures and similar instruments, the Fund may have significant exposure to one or more of the energy, precious and industrial metals, and agriculture sectors. As a result of this investment exposure, the Fund will be more susceptible to the risks associated with each sector than a fund that does not invest in such a manner. To the extent that the Fund has significant exposure to any of the energy, precious and industrial metals, and/or agriculture sectors, the Fund is subject to the risk that those sectors will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Tax Risk – To qualify for the favorable U.S. federal income tax treatment generally available to regulated investment companies, the Fund must derive at least 90% of its gross income for each taxable year from sources generating “qualifying income.” Income derived from direct and certain indirect investments in commodities is not qualifying income. The Fund has received a private letter ruling from the Internal Revenue Service that the income attributable to its investment in the Subsidiary will be qualifying income. The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which may invest in commodity-linked derivative instruments and other similar instruments. However, to the extent the Fund invests in such instruments directly, it may be subject to the risk that such instruments will not generate qualifying income and, thus, may compromise the Fund’s ability to qualify as a regulated investment company. The Fund has received a private letter ruling from the Internal Revenue Service that concludes that certain commodities-linked notes held by the Fund will produce qualifying income. If the Fund invests directly in commodity-linked derivative instruments and similar instruments that are not addressed in the private letter ruling, it will seek to restrict the resulting income from such instruments so that, when combined with its non-qualifying income, such income amounts to less than 10% of its gross income. The Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. Failure to comply with the qualifying income test would have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares, C-Class Shares and Institutional Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. Effective May 1, 2013, the Dow Jones-UBS Commodity Index will replace the JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index as the Fund’s primary comparative broad-based market index. The Advisor believes the Dow Jones-UBS Commodity Index is a more appropriate broad-based market index for purposes of comparing the Fund’s performance. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The Fund’s investment objective and principal investment strategies changed on July 11, 2011 and January 29, 2013. Prior to January 29, 2013, the Fund sought to provide positive total returns with less volatility than the broad commodity markets by investing in commodity constituents drawn from a limited investment universe of 14 components of the S&P GSCI™ Excess Return Index (Aluminum, Brent Crude, Copper, Corn, Crude Oil, Gold, Heating Oil, Lead, Natural Gas, Nickel, Silver, Soybeans, Unleaded Gasoline, and Wheat). Prior to July 11, 2011, the Fund sought to provide investment results that matched, before fees and expenses, the performance of the JPMorgan Core Commodity Investable Global Asset Rotator Sigma Long Short Total Return Index. Therefore, the performance and average annual total returns shown for periods prior to January 29, 2013 may have differed had the Fund’s current investment objective and principal investment strategy been in effect during those periods.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for the C-Class Shares is based on a calendar year.

Highest Quarter Return (quarter ended 12/31/2010) 12.49%	Lowest Quarter Return (quarter ended 9/30/2012) -21.02%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2012)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns A Class, C Class and Institutional Class Shares Managed Commodities Strategy Fund	Label	Past 1 Year	Since Inception	Inception Date
A-Class Shares	Return Before Taxes	(30.15%)	(7.42%)	Jun 25, 2009
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(30.15%)	(8.56%)	Jun 25, 2009
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(19.60%)	(6.72%)	Jun 25, 2009
A-Class Shares Dow Jones-UBS Commodity Index (reflects no deduction for fees, expenses or taxes)	Dow Jones-UBS Commodity Index (reflects no deduction for fees, expenses or taxes)	(1.06%)	3.22%	Jun 25, 2009
A-Class Shares JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index (reflects no deduction for fees, expenses or taxes)	JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index (reflects no deduction for fees, expenses or taxes)	(24.60%)	(2.75%)	Jun 25, 2009
C-Class Shares	Return Before Taxes	(27.92%)	(6.82%)	Jun 25, 2009
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(27.92%)	(7.99%)	Jun 25, 2009
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(18.15%)	(6.24%)	Jun 25, 2009
C-Class Shares Dow Jones-UBS Commodity Index (reflects no deduction for fees, expenses or taxes)	Dow Jones-UBS Commodity Index (reflects no deduction for fees, expenses or taxes)	(1.06%)	3.22%	Jun 25, 2009
C-Class Shares JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index (reflects no deduction for fees, expenses or taxes)	JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index (reflects no deduction for fees, expenses or taxes)	(24.60%)	(2.75%)	Jun 25, 2009
Institutional Class Shares	Return Before Taxes	(26.48%)	(9.66%)	May 3, 2010
Institutional Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(26.48%)	(11.12%)	May 3, 2010
Institutional Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(17.21%)	(8.76%)	May 3, 2010
Institutional Class Shares Dow Jones-UBS Commodity Index (reflects no deduction for fees, expenses or taxes)	Dow Jones-UBS Commodity Index (reflects no deduction for fees, expenses or taxes)	(1.06%)	1.30%	May 3, 2010
Institutional Class Shares JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index (reflects no deduction for fees, expenses or taxes)	JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index (reflects no deduction for fees, expenses or taxes)	(24.60%)	(7.49%)	May 3, 2010

[1]	"Other Expenses," "Other Expenses of the Fund," "Total Annual Fund Operating Expenses," and "Total Annual Fund Operating Expenses After Fee Waiver" have been restated to reflect current fees. Effective January 31, 2013, certain licensing arrangements were terminated resulting in the elimination of licensing fees previously paid by the Fund.

A Class, C Class and Institutional Class Shares | Managed Futures Strategy Fund
Managed Futures Strategy Fund
INVESTMENT OBJECTIVE
The Managed Futures Strategy Fund (the “Fund”) seeks to achieve absolute returns.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares, C-Class Shares or Institutional Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 54 of this Prospectus and in the “A-Class Shares–Initial Sales Charges, Reductions, and Waivers” section beginning on page 58 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees A Class, C Class and Institutional Class Shares Managed Futures Strategy Fund	A-Class Shares	C-Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses A Class, C Class and Institutional Class Shares Managed Futures Strategy Fund		A-Class Shares	C-Class Shares	Institutional Class Shares
Management Fees of the Fund and the Subsidiary		0.96%	0.96%	0.96%
Distribution and/or Shareholder Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses of the Fund		0.47%	0.46%	0.46%
Other Expenses of the Subsidiary	[1]	none	none	none
Other Expenses		0.47%	0.46%	0.46%
Total Annual Fund Operating Expenses		1.68%	2.42%	1.42%
Fee Waiver	[2]	0.07%	0.06%	0.06%
Total Annual Fund Operating Expenses After Fee Waiver		1.61%	2.36%	1.36%
[1]	Other Expenses of the Subsidiary were less than 0.01% for the fiscal year ended December 31, 2012.
[2]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund's Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example A Class, C Class and Institutional Class Shares Managed Futures Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A-Class Shares	631	959	1,310	2,295
C-Class Shares	339	737	1,260	2,696
Institutional Class Shares	138	431	745	1,635

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
A Class, C Class and Institutional Class Shares Managed Futures Strategy Fund C-Class Shares	239	737	1,260	2,696

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 172% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve absolute returns. The Fund intends to invest in multiple proprietary and third-party investment strategies that seek to identify and profit from upcoming movements in any combination of global fixed income, currency, commodity, or equity markets.

The strategies maybe quantitative or fundamental in nature, and may use market data and macroeconomic analysis to determine positions. The proprietary strategies may range from broad strategies that seek to provide exposure to all markets to focused strategies that seek to provide exposure to a single asset class, sector, or market.

The Fund generally will take a long position in a particular asset class, sector or market that the Advisor expects to rise in value and generally will take a short position in a particular asset class, sector or market that the Advisor expects to fall in value. The Fund may also take a long position in a particular asset class, sector or market that the Advisor expects to fall in value and may also take a short position in a particular asset class, sector, or market that the Advisor expects to rise in value to manage the risk of the Fund’s positions and strategies.

The Advisor sets both the long-term strategic weights across individual strategies, or group of strategies, as well as short-term tactical weightings, which may deviate from long-term strategic weights, due to short-term market risks or opportunities. The Advisor will employ both quantitative and qualitative methods to assess and manage the level of risk, and to seek to improve returns of the Fund over time. The Advisor in its discretion may establish long positions in excess of its short positions, and short positions in excess of its long positions; however, the Fund’s short positions will be fully covered at all times.

The estimated risk of each position as measured by volatility, relative strengths of signals, certain macroeconomic views of the Advisor, and other factors, may be used to determine the relative size of positions. Risk-management strategies may be employed and seek to manage risk, improve returns over time, and mitigate declines in the market price of the Fund.

The Fund will seek to implement its investment strategies by investing in: commodity, currency, equity, fixed income and other futures, forwards, options, and options on futures; exchange-traded funds (“ETFs”); other pooled investment vehicles that provide exposure to the commodity, currency, equity and fixed income futures markets; commodity, currency, and financial-linked instruments, such as swap agreements and structured notes; exchange-traded notes (“ETNs”); and common stock. The Fund may purchase and sell options and futures contracts.

Investments in derivative instruments, such as futures, options, and forward contracts and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular trend resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 (the “1940 Act”) or to meet redemption requests. The Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant.

The Fund’s derivative investments will be used both to obtain exposure to the commodity, currency, equity, and fixed income markets and to manage risk and limit exposure created by certain of the Fund’s investments. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. The Fund also intends to enter into short sales and invest in short positions of certain investments.

The Fund expects, under normal circumstances, to buy debt securities to collateralize its derivative investments, for liquidity purposes, or to enhance yield. The Fund may hold a diversified portfolio of fixed instruments of varying maturities, but that have an average duration of less than one year. In particular, the Fund may hold, without limitation, government money market instruments, such as U.S. Treasury securities and U.S. government agency discount notes and bonds with maturities of two years or less. In addition, the Fund may invest, without limitation, in bank obligations, which may include certificates of deposit, commercial paper, asset-backed commercial paper, unsecured bank promissory notes, bank loans, bankers’ acceptances, and time deposits. The Fund may also invest, without limitation, in other short-term instruments, such as loan participations, commercial paper, and repurchase agreements. The Fund will enter into repurchase agreements only with counterparties that are deemed to present acceptable credit risks. Bank obligations may be issued or backed by U.S. banks or be U.S. dollar-denominated obligations issued or guaranteed by foreign banks.

The Fund may invest, without limitation, in U.S. dollar-denominated investment grade debt securities, and may invest no more than 20% of assets in high yield securities, which are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities that the Advisor believes are of comparable quality. The Fund also may invest, without limitation, in mortgage-backed securities or in other asset-backed securities, including to-be-announced transactions. The Fund may invest, without limitation, in U.S. dollar-denominated debt securities of foreign issuers, including emerging market issuers, and may invest up to 10% of its assets in sovereign and corporate debt securities denominated in foreign currencies. The Advisor may attempt, but is not obligated, to reduce foreign currency exchange rate risk by entering into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). The Fund also may invest up to 25% of its assets in municipal securities. The Fund may invest in ETFs and other investment companies, certain of which may be advised by the Advisor, that provide exposure to fixed income securities similar to those securities in which the Fund may invest directly.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in “managed futures.” For these purposes, managed futures are investments in commodity, currency, equity, and fixed income futures, and financial-linked instruments, as well as other instruments that in combination have economic characteristics similar or equivalent to those of commodity, currency, equity, and fixed income futures contracts. This is a non-fundamental policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.

The Fund may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). The Subsidiary is advised by the Advisor and has the same investment objective as the Fund. Unlike the Fund, however, the Subsidiary may invest to a greater extent in commodity-linked derivative instruments. The Subsidiary’s investments in such instruments are subject to limits on leverage imposed by the 1940 Act. The Fund’s investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure to the investment returns of global commodity market.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance. High portfolio turnover may also result in high levels of short-term capital gains, which are generally taxable as ordinary income when distributed to shareholders. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Asset-Backed and Mortgage-Backed Securities Risk – As an investor in asset-backed securities, including mortgage-backed securities, the Fund generally will receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

Bank Obligations Risk – The Fund’s investments in bank obligations may expose it to adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks, including Yankee obligations, are subject to the same risks that pertain to domestic issuers, notably credit risk and market risk, but are also subject to certain additional risks such as adverse foreign political and economic developments, the extent and quality of foreign government regulation of the financial markets and institutions, foreign withholding taxes and other sovereign action such as nationalization or expropriation.

Call Risk/Prepayment Risk – During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. This may result in the Fund reinvesting proceeds at lower interest rates, resulting in a decline in the Fund’s income.

CFTC Regulatory Risk – The Commodity Futures Trading Commission (“CFTC”) has recently adopted amendments to certain CFTC rules, and is in the process of promulgating new rules, that subject the Fund, the Subsidiary, and the Advisor to certain CFTC disclosure, reporting, and recordkeeping requirements if the Fund and the Subsidiary do not operate within certain derivatives trading and marketing limitations. Compliance with these additional requirements will likely increase Fund and Subsidiary expenses and may adversely affect the Fund’s and the Subsidiary’s ability to obtain exposure to certain investments and the commodities market generally. Certain of the regulatory requirements that would apply to the Fund have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. Consistent with the Fund’s investment strategies and investment policies, the Advisor intends to maintain the flexibility to utilize certain derivatives beyond the CFTC’s new trading limitations and to comply with CFTC rules to the extent required to maintain such investment flexibility.

Commodity-Linked Derivative Investment Risk – The Fund may invest in commodity-linked derivative instruments. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices. The Fund’s investment in commodity-related investment products may lead to losses in excess of the Fund’s investment in such products. Such losses can significantly and adversely affect the net asset value of the Fund and, consequently, a shareholder’s interest in the Fund.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Credit Risk – Issuers or guarantors of debt instruments or the counterparty to a repurchase agreement or loan of portfolio securities may be unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government generally have less credit risk than debt securities of non-government issuers. However, securities issued by certain U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. government. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the Fund’s income and share price.

Currency Risk – The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. To the extent the Fund invests in derivatives to seek to hedge risk or limit leveraged exposure created by other investments, there is no guarantee that such hedging strategies will be effective at managing risk or limiting exposure to leveraged investments. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Equity Risk – The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Extension Risk – An issuer may exercise its right to pay principal on an obligation later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease and the Fund’s performance may suffer from its inability to invest in higher yielding securities.

Financial Services Sector Risk – To the extent that certain of the Fund’s investments are focused in issuers conducting business in the financial services sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact on a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial services companies to incur large losses.

Fixed Income Risk – The Fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund’s investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk – The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Income Risk – Falling interest rates may cause the Fund’s income to decline.

Interest Rate Risk – The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Companies Risk – Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Investment in the Subsidiary Risk – The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to shareholders of registered investment companies. By investing in the Subsidiary, the Fund is exposed to the risks of the Subsidiary’s investments, which in turn will be exposed primarily to the risks of investing in the commodities markets. The Fund also will incur its pro rata share of the expenses of the Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk – Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Issuer Specific Risk – A decrease in the value of the securities of an issuer or guarantor of a debt instrument held by the Fund may cause the value of your investment in the Fund to decrease. The value of a security may increase or decrease for a number of reasons which directly relate to the issuer.

Leveraging Risk – The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The use of derivatives and other similar financial instruments are an integral part of the Fund’s investment strategy and may expose the Fund to potentially dramatic losses (or gains) in the value of a derivative or other financial instrument and, thus, in the value the Fund’s portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such an investment. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value these investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Sector Risk – Through its investments in futures and similar instruments, the Fund may have significant exposure to one or more of the energy, precious and industrial metals, and agriculture sectors. As a result of this investment exposure, the Fund will be more susceptible to the risks associated with each sector than a fund that does not invest in such a manner. To the extent that the Fund has significant exposure to any of the energy, precious and industrial metals, and/or agriculture sectors, the Fund is subject to the risk that those sectors will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Tax Risk – To qualify for the favorable U.S. federal income tax treatment generally available to regulated investment companies, the Fund must derive at least 90% of its gross income for each taxable year from sources generating “qualifying income.” Income derived from direct and certain indirect investments in commodities is not qualifying income. The Fund has received a private letter ruling from the Internal Revenue Service that the income attributable to its investment in the Subsidiary will be qualifying income. The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which may invest in commodity-linked derivative instruments and other similar instruments. However, to the extent the Fund invests in such instruments directly, it may be subject to the risk that such instruments will not generate qualifying income and, thus, may compromise the Fund’s ability to qualify as a regulated investment company. The Fund has received a private letter ruling from the Internal Revenue Service that concludes that certain commodities-linked notes held by the Fund will produce qualifying income. If the Fund invests directly in commodity-linked derivative instruments and similar instruments that are not addressed in the private letter ruling, it will seek to restrict the resulting income from such instruments so that, when combined with its non-qualifying income, such income amounts to less than 10% of its gross income. The Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. Failure to comply with the qualifying income test would have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares, C-Class Shares and Institutional Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The Fund’s investment objective and/or principal investment strategies changed on July 11, 2011, September 27, 2012, and January 29, 2013. Prior to January 29, 2013, the Fund sought to achieve positive absolute returns using an investment methodology based primarily on the systematic rules-based trend-following strategy of the S&P Diversified Trends Indicator® (the “S&P DTI”). Prior to July 11, 2011, the Fund sought to provide investment results that matched, before fees and expenses, the performance of the S&P DTI. Therefore, the performance and average annual total returns shown for periods prior to January 29, 2013 may have differed had the Fund’s current investment objective and principal investment strategy been in effect during those periods.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for the C-Class Shares is based on a calendar year.

Highest Quarter Return (quarter ended 12/31/2008) 8.00%	Lowest Quarter Return (quarter ended 9/30/2008) -6.68%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2012)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns A Class, C Class and Institutional Class Shares Managed Futures Strategy Fund	Label	Past 1 Year	Past 5 Years	Since Inception	Inception Date
A-Class Shares	Return Before Taxes	(15.52%)	(4.75%)	(2.96%)	Mar 2, 2007
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(15.52%)	(4.94%)	(3.12%)	Mar 2, 2007
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(10.09%)	(4.03%)	(2.53%)	Mar 2, 2007
A-Class Shares BoFA Merrill Lynch 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	BoFA Merrill Lynch 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.11%	0.52%	1.14%	Mar 2, 2007
C-Class Shares	Return Before Taxes	(12.92%)	(4.55%)	(2.88%)	Mar 2, 2007
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(12.92%)	(4.74%)	(3.04%)	Mar 2, 2007
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(8.40%)	(3.86%)	(2.46%)	Mar 2, 2007
C-Class Shares BoFA Merrill Lynch 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	BoFA Merrill Lynch 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.11%	0.52%	1.14%	Mar 2, 2007
Institutional Class Shares	Return Before Taxes	(11.14%)		(6.51%)	May 3, 2010
Institutional Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(11.14%)		(6.51%)	May 3, 2010
Institutional Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(7.24%)		(5.49%)	May 3, 2010
Institutional Class Shares BoFA Merrill Lynch 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	BoFA Merrill Lynch 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.11%		0.12%	May 3, 2010

[1]	"Other Expenses," "Other Expenses of the Fund," "Total Annual Fund Operating Expenses," and "Total Annual Fund Operating Expenses After Fee Waiver" have been restated to reflect current fees. Effective April 1, 2013, certain licensing arrangements were terminated resulting in the elimination of licensing fees previously paid by the Fund.

A Class, C Class and Institutional Class Shares | Multi-Hedge Strategies Fund
Multi-Hedge Strategies Fund
INVESTMENT OBJECTIVE
The Multi-Hedge Strategies Fund (the “Fund”) seeks long-term capital appreciation with less risk than traditional equity funds.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares, C-Class Shares or Institutional Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 54 of this Prospectus and in the “A-Class Shares–Initial Sales Charges, Reductions, and Waivers” section beginning on page 58 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees A Class, C Class and Institutional Class Shares Multi-Hedge Strategies Fund	A-Class Shares	C-Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses A Class, C Class and Institutional Class Shares Multi-Hedge Strategies Fund		A-Class Shares	C-Class Shares	Institutional Class Shares
Management Fees of the Fund and the Subsidiary		1.19%	1.19%	1.19%
Distribution and/or Shareholder Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses of the Fund		none	none	none
Other Expenses of the Subsidiary	[1]	none	none	none
Short Sales Dividend and Interest Expense		1.65%	1.66%	1.86%
Other Expenses		1.65%	1.66%	1.86%
Acquired Fund Fees and Expenses		0.19%	0.19%	0.19%
Total Annual Fund Operating Expenses	[2]	3.28%	4.04%	3.24%
Fee Waiver	[3]	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses After Fee Waiver	[2]	3.24%	4.00%	3.20%
[1]	Other Expenses of the Subsidiary were less than 0.01% for the fiscal year ended December 31, 2012.
[2]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[3]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund's Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example A Class, C Class and Institutional Class Shares Multi-Hedge Strategies Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A-Class Shares	786	1,426	2,087	3,847
C-Class Shares	502	1,218	2,051	4,206
Institutional Class Shares	323	986	1,674	3,503

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
A Class, C Class and Institutional Class Shares Multi-Hedge Strategies Fund C-Class Shares	402	1,218	2,051	4,206

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 465% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds. The allocation to these strategies is based on a proprietary evaluation of their risk and return characteristics. These investment strategies include, but are not limited to:

Long/Short Equity – Pursuant to a long/short equity investment strategy, portfolio managers seek to profit from investing on both the long and short sides of equity markets;

Equity Market Neutral – Pursuant to an equity market neutral investment strategy, portfolio managers seek to profit from exploiting pricing relationships between different equities or related securities while typically hedging exposure to overall equity market movements;

Fixed Income Strategies – Pursuant to fixed income long and short investment strategies, portfolio managers seek to profit from relationships between different fixed income securities or fixed income and equity securities; and leveraging long and short positions in securities that are related mathematically or economically;

Merger Arbitrage – Pursuant to a merger arbitrage investment strategy, portfolio managers invest simultaneously in long and short positions in both companies involved in a merger or acquisition; and

Global Macro – Pursuant to a global macro strategy, portfolio managers seek to profit from changes in currencies, commodity prices, and market volatility.

Each of these investment strategies may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominately have a long exposure to directional and non-directional positions. However, there may be times that the Fund will have a short exposure to directional and/or non-directional positions.

The Fund may use leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage. The Fund’s use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate hedge fund portfolio characteristics as well as providing risk diversification.

The Fund may be long or short in a broad mix of financial assets including small, mid, and large-capitalization U.S. and foreign common stocks, currencies, commodities, futures, options, swap agreements, high yield securities, securities of other investment companies, American Depositary Receipts (“ADRs”), exchange-traded funds (“ETFs”), and corporate debt. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. The Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. The Fund may use leverage to the extent permitted by applicable law by entering into borrowing transactions (principally lines of credit) for investment purposes. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Fund also may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). The Subsidiary is advised by the Advisor, and has the same investment objective as the Fund. Unlike the Fund, however, the Subsidiary may invest to a greater extent in commodity-linked derivative instruments. The Subsidiary’s investments in such instruments are subject to limits on leverage imposed by the Investment Company Act of 1940 (the “1940 Act”). The Fund’s investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure to the investment returns of global commodities markets.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Borrowing Risk – The Fund may borrow for several purposes, including investment purposes (i.e., to purchase additional portfolio securities). The Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. Borrowing also will cost the Fund interest expense and other fees. The cost of borrowing may reduce the Fund’s return. In addition to any more stringent terms imposed by a lender, the 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This would allow the Fund to borrow for such purposes an amount equal to as much as 33 1/3% of the value of its total assets. The Fund will borrow only if the value of the Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within three business days, the Fund will seek to reduce its borrowings to meet the requirement. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations reduce its asset coverage to less than 300%.

CFTC Regulatory Risk – The Commodity Futures Trading Commission (“CFTC”) has recently adopted amendments to certain CFTC rules, and is in the process of promulgating new rules, that subject the Fund, the Subsidiary, and the Advisor to certain CFTC disclosure, reporting, and recordkeeping requirements if the Fund and the Subsidiary do not operate within certain derivatives trading and marketing limitations. Compliance with these additional requirements will likely increase Fund and Subsidiary expenses and may adversely affect the Fund’s and the Subsidiary’s ability to obtain exposure to certain investments and the commodities market generally. Certain of the regulatory requirements that would apply to the Fund have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. Consistent with the Fund’s investment strategies and investment policies, the Advisor intends to maintain the flexibility to utilize certain derivatives beyond the CFTC’s new trading limitations and to comply with CFTC rules to the extent required to maintain such investment flexibility.

Commodity-Linked Derivative Investment Risk – The Fund may invest in commodity-linked derivative instruments. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices. The Fund’s investment in commodity-related investment products may lead to losses in excess of the Fund’s investment in such products. Such losses can significantly and adversely affect the net asset value of the Fund and, consequently, a shareholder’s interest in the Fund.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Currency Risk – The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. To the extent the Fund invests in derivatives to seek to hedge risk or limit leveraged exposure created by other investments, there is no guarantee that such hedging strategies will be effective at managing risk or limiting exposure to leveraged investments. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk – The Fund’s investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Equity Risk – The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Fixed Income Risk – The Fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund’s investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk – The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Investment in Investment Companies Risk – Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Investment in the Subsidiary Risk – The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to shareholders of registered investment companies. By investing in the Subsidiary, the Fund is exposed to the risks of the Subsidiary’s investments, which in turn will be exposed primarily to the risks of investing in the commodities markets. The Fund also will incur its pro rata share of the expenses of the Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Large-Capitalization Securities Risk – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk – The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund’s investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return. Leverage may also arise through the use of borrowings for investment purposes. To the extent the Fund purchases securities while it has outstanding borrowings, it is using leverage, i.e., using borrowed funds for investment. Leveraging will exaggerate the effect on the net asset value of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed for leveraging will be subject to interest costs that may or may not be recovered by appreciation of the securities purchased. The 1940 Act limits the Fund from borrowing in an amount no more than 33 1/3% of its assets.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Tax Risk – To qualify for the favorable U.S. federal income tax treatment generally available to regulated investment companies, the Fund must derive at least 90% of its gross income for each taxable year from sources generating “qualifying income.” Income derived from direct and certain indirect investments in commodities is not qualifying income. The Fund has received a private letter ruling from the Internal Revenue Service that the income attributable to its investment in the Subsidiary will be qualifying income. The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which may invest in commodity-linked derivative instruments and other similar instruments. However, to the extent the Fund invests in such instruments directly, it may be subject to the risk that such instruments will not generate qualifying income and, thus, may compromise the Fund’s ability to qualify as a regulated investment company. If the Fund invests directly in commodity-linked derivative instruments and similar instruments that are not addressed in the private letter ruling, it will seek to restrict the resulting income from such instruments so that, when combined with its non-qualifying income, such income amounts to less than 10% of its gross income. The Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. Failure to comply with the qualifying income test would have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares, C-Class Shares and Institutional Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index and the HFRX Global Hedge Fund Index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for the C-Class Shares is based on a calendar year.

Highest Quarter Return (quarter ended 9/30/2010) 4.49%	Lowest Quarter Return (quarter ended 12/31/2008) -10.61%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2012)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns A Class, C Class and Institutional Class Shares Multi-Hedge Strategies Fund	Label		Past 1 Year	Past 5 Years	Since Inception	Inception Date
A-Class Shares	Return Before Taxes		(2.83%)	(3.37%)	(0.96%)	Sep 19, 2005
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions		(2.83%)	(3.47%)	(1.29%)	Sep 19, 2005
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares		(1.84%)	(2.89%)	(0.98%)	Sep 19, 2005
A-Class Shares S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	4.23%	Sep 19, 2005
A-Class Shares HFRX Global Hedge Fund Index* (reflects no deduction for fees, expenses or taxes)	HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes)	[1]	3.58%	(2.89%)	(0.01%)	Sep 19, 2005
C-Class Shares	Return Before Taxes		0.23%	(3.16%)	(1.04%)	Sep 19, 2005
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions		0.23%	(3.27%)	(1.38%)	Sep 19, 2005
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares		0.15%	(2.72%)	(1.05%)	Sep 19, 2005
C-Class Shares S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	4.23%	Sep 19, 2005
C-Class Shares HFRX Global Hedge Fund Index* (reflects no deduction for fees, expenses or taxes)	HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes)	[1]	3.58%	(2.89%)	(0.01%)	Sep 19, 2005
Institutional Class Shares	Return Before Taxes		2.28%		4.22%	May 3, 2010
Institutional Class Shares After Taxes on Distributions	Return After Taxes on Distributions		2.28%		4.12%	May 3, 2010
Institutional Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares		1.48%		3.55%	May 3, 2010
Institutional Class Shares S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)		16.00%		8.96%	May 3, 2010
Institutional Class Shares HFRX Global Hedge Fund Index* (reflects no deduction for fees, expenses or taxes)	HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes)	[1]	3.58%		(1.16%)	May 3, 2010
[1]	The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of eight strategies; convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.

A Class, C Class and Institutional Class Shares | Commodities Strategy Fund
Commodities Strategy Fund
INVESTMENT OBJECTIVE

The Commodities Strategy Fund (the “Fund”) seeks to provide investment results that correlate, before fees and expenses, to the performance of a benchmark for commodities. The Fund’s current benchmark is the S&P GSCITM Commodity Index (the “underlying index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 54 of this Prospectus and in the “A-Class Shares–Initial Sales Charges, Reductions, and Waivers” section beginning on page 58 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees A Class, C Class and Institutional Class Shares Commodities Strategy Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses A Class, C Class and Institutional Class Shares Commodities Strategy Fund		A-Class Shares	C-Class Shares
Management Fees of the Fund and the Subsidiary		0.85%	0.85%
Distribution and/or Shareholder Service (12b-1) Fees		0.25%	1.00%
Other Expenses of the Fund		0.48%	0.48%
Other Expenses of the Subsidiary		0.01%	0.01%
Other Expenses		0.49%	0.49%
Total Annual Fund Operating Expenses		1.59%	2.34%
Fee Waiver	[1]	0.10%	0.10%
Total Annual Fund Operating Expenses After Fee Waiver		1.49%	2.24%
[1]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund's Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example A Class, C Class and Institutional Class Shares Commodities Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A-Class Shares	619	924	1,250	2,170
C-Class Shares	327	700	1,200	2,575

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
A Class, C Class and Institutional Class Shares Commodities Strategy Fund C-Class Shares	227	700	1,200	2,575

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks exposure to the performance of the commodities markets. The Fund will seek to gain exposure to the underlying index, a composite index of commodity sector returns, representing an unleveraged long-only investment in commodity futures that is broadly diversified across the spectrum of commodities, by investing in exchange-traded products, including investment companies and commodity pools, that provide exposure to the commodities markets and in commodity-linked derivative instruments, which primarily consist of structured notes, swap agreements, commodity options, and futures and options on futures. Investing in derivative instruments enables the Fund to pursue its objective without investing directly in physical commodities. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. Investments in derivative instruments, such as futures, options, and forward contracts and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular trend resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 (the “1940 Act”) or to meet redemption requests. The Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant. To the extent the underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. It is anticipated that the Fund’s investment exposure will tend to be heavily weighted toward oil and other energy-related commodities. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks.

The Fund also may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). The Subsidiary is advised by the Advisor, and has the same investment objective as the Fund. Unlike the Fund, however, the Subsidiary may invest to a greater extent in commodity-linked derivative instruments. The Subsidiary’s investments in such instruments are subject to limits on leverage imposed by the 1940 Act. The Fund’s investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure to the investment returns of global commodities markets.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests, to a significant extent, in companies or commodity-linked derivatives concentrated in the same economic sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance. High portfolio turnover may also and result in high levels of short-term capital gains, which are generally taxable as ordinary income when distributed to shareholders. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

CFTC Regulatory Risk – The Commodity Futures Trading Commission (“CFTC”) has recently adopted amendments to certain CFTC rules, and is in the process of promulgating new rules, that subject the Fund, the Subsidiary, and the Advisor to certain CFTC disclosure, reporting, and recordkeeping requirements if the Fund and the Subsidiary do not operate within certain derivatives trading and marketing limitations. Compliance with these additional requirements will likely increase Fund and Subsidiary expenses and may adversely affect the Fund’s and the Subsidiary’s ability to obtain exposure to certain investments and the commodities market generally. Certain of the regulatory requirements that would apply to the Fund have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. Consistent with the Fund’s investment strategies and investment policies, the Advisor intends to maintain the flexibility to utilize certain derivatives beyond the CFTC’s new trading limitations and to comply with CFTC rules to the extent required to maintain such investment flexibility.

Commodity-Linked Derivative Investment Risk – The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices. The Fund’s investment in commodity-related investment products may lead to losses in excess of the Fund’s investment in such products. Such losses can significantly and adversely affect the net asset value of the Fund and, consequently, a shareholder’s interest in the Fund.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. To the extent the Fund invests in derivatives to seek to hedge risk or limit leveraged exposure created by other investments, there is no guarantee that such hedging strategies will be effective at managing risk or limiting exposure to leveraged investments. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Equity Risk – The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Industry and Energy Sector Concentration Risk – The Fund invests, to a significant extent, in commodities or commodity-linked derivatives concentrated in the same economic sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. To the extent that the Fund’s investments are concentrated in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy companies also may fluctuate widely in response to such events.

Investment in Investment Companies Risk – Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Investment in the Subsidiary Risk – The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to shareholders of registered investment companies. By investing in the Subsidiary, the Fund is exposed to the risks of the Subsidiary’s investments, which in turn will be exposed primarily to the risks of investing in the commodities markets. The Fund also will incur its pro rata share of the expenses of the Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk – Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Leveraging Risk – The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund’s investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Tax Risk – To qualify for the favorable U.S. federal income tax treatment generally available to regulated investment companies, the Fund must derive at least 90% of its gross income for each taxable year from sources generating “qualifying income.” Income derived from direct and certain indirect investments in commodities is not qualifying income. The Fund has received a private letter ruling from the Internal Revenue Service that the income attributable to its investment in the Subsidiary will be qualifying income. The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which may invest in commodity-linked derivative instruments and other similar instruments. However, to the extent the Fund invests in such instruments directly, it may be subject to the risk that such instruments will not generate qualifying income and, thus, may compromise the Fund’s ability to qualify as a regulated investment company. If the Fund invests directly in commodity-linked derivative instruments and similar instruments that are not addressed in the private letter ruling, it will seek to restrict the resulting income from such instruments so that, when combined with its non-qualifying income, such income amounts to less than 10% of its gross income. The Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. Failure to comply with the qualifying income test would have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for the C-Class Shares is based on a calendar year.

Highest Quarter Return (quarter ended 6/30/2008) 27.43%	Lowest Quarter Return (quarter ended 12/31/2008) -47.70%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2012)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns A Class, C Class and Institutional Class Shares Commodities Strategy Fund	Label	Past 1 Year	Past 5 Years	Since Inception	Inception Date
A-Class Shares	Return Before Taxes	(6.33%)	(11.18%)	(5.23%)	May 25, 2005
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(7.18%)	(11.86%)	(5.74%)	May 25, 2005
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(4.12%)	(9.48%)	(4.59%)	May 25, 2005
A-Class Shares S&P GSCITM��Commodity Index��(reflects no deduction for fees, expenses or taxes)	S&P GSCITM Commodity Index (reflects no deduction for fees, expenses or taxes)	0.08%	(8.12%)	(2.13%)	May 25, 2005
C-Class Shares	Return Before Taxes	(3.32%)	(10.96%)	(5.33%)	May 25, 2005
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(4.27%)	(11.67%)	(5.86%)	May 25, 2005
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(2.17%)	(9.32%)	(4.67%)	May 25, 2005
C-Class Shares S&P GSCITM��Commodity Index��(reflects no deduction for fees, expenses or taxes)	S&P GSCITM Commodity Index (reflects no deduction for fees, expenses or taxes)	0.08%	(8.12%)	(2.13%)	May 25, 2005

H Class Shares | Managed Commodities Strategy Fund
Managed Commodities Strategy Fund (Formerly, Long/Short Commodities Strategy Fund)
INVESTMENT OBJECTIVE
The Managed Commodities Strategy Fund (the “Fund”) seeks to achieve total returns with less volatility than the broad commodities markets.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees (USD $)	H Class Shares Managed Commodities Strategy Fund H-Class Shares
Shareholder Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses		H Class Shares Managed Commodities Strategy Fund H-Class Shares
Management Fees of the Fund and the Subsidiary		1.06%
Distribution (12b-1) Fees		0.0025
Other Expenses of the Fund		0.53%
Other Expenses of the Subsidiary		0.01%
Other Expenses		0.54%
Total Annual Fund Operating Expenses		1.85%
Fee Waiver	[1]	0.16%
Total Annual Fund Operating Expenses After Fee Waiver		1.69%
[1]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund's Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
H Class Shares Managed Commodities Strategy Fund H-Class Shares	172	532	917	1,997

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve total returns with less volatility than the broad commodities markets from long and/or short investments in commodities and other investment instruments. The Fund intends to invest in multiple proprietary and third-party investment strategies that seek to identify and profit from upcoming movements, in the global commodities markets.

The strategies may be quantitative or fundamental in nature, and may use market data and macroeconomic analysis to determine positions. The proprietary strategies may range from broad strategies that seek to provide exposure to all commodities markets, to focused strategies that seek to provide exposure to a single asset class, sector or a market.

The Fund generally will take a long position in a particular asset class, sector or market that the Advisor expects to rise in value and generally will take a short position in a particular asset class, sector, or market that the Advisor expects to fall in value. The Fund may also take a long position in a particular asset class, sector or market that the Advisor expects to fall in value and a short position in a particular asset class, sector, or market that the Advisor expects to rise in value to manage the risk of the Fund’s positions and strategies.

The Advisor sets both the long-term strategic weights across individual strategies, or group of strategies, as well as short-term tactical weightings, which may deviate from long-term strategic weights due to short-term market risks or opportunities. The Advisor will employ both quantitative and qualitative methods to assess and manage the level of risk and to seek to improve returns of the Fund over time. The Advisor in its discretion may establish long positions in excess of its short positions, and short positions in excess of its long positions; however, the Fund’s short positions will be fully covered at all times. The estimated risk of each position as measured by volatility, relative strengths of signals, certain macroeconomic views of the Advisor, and other factors, may be used to determine the relative size of positions. Risk-management strategies may be employed and seek to manage risk, improve returns over time, and mitigate declines in the market price of the Fund.

The Fund will seek to implement its investment strategies by investing in: commodity, currency, equity, fixed income and other futures, forwards, options, and options on futures; exchange-traded funds (“ETFs”); other pooled investment vehicles that provide exposure to the commodities, currency, equity and fixed income futures markets; commodity, currency, and financial-linked instruments, such as swap agreements and structured notes; exchange-traded notes (“ETNs”); and common stock. The Fund may purchase and sell options and futures contracts.

Investments in derivative instruments, such as futures, options, and forward contracts and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular trend resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 (the “1940 Act”) or to meet redemption requests. The Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant.

The Fund’s derivative investments will be used both to obtain exposure to the commodities markets and to manage risk and limit exposure created by certain of the Fund’s investments. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. The Fund also intends to enter into short sales and invest in short positions of certain investments.

The Fund expects, under normal circumstances, to buy debt securities to collateralize its derivative investments, for liquidity purposes, or to enhance yield. The Fund may hold a diversified portfolio of fixed instruments of varying maturities, but that have an average duration of less than one year. In particular, the Fund may hold, without limitation, government money market instruments, such as U.S. Treasury securities and U.S. government agency discount notes and bonds with maturities of two years or less. In addition, the Fund may invest, without limitation, in bank obligations, which may include certificates of deposit, commercial paper, asset-backed commercial paper, unsecured bank promissory notes, bank loans, bankers’ acceptances, and time deposits. The Fund may also invest, without limitation, in other short-term instruments, such as loan participations, commercial paper, and repurchase agreements. The Fund will enter into repurchase agreements only with counterparties that are deemed to present acceptable credit risks. Bank obligations may be issued or backed by U.S. banks or be U.S. dollar-denominated obligations issued or guaranteed by foreign banks.

The Fund may invest, without limitation, in U.S. dollar-denominated investment grade debt securities, and may invest no more than 20% of assets in high yield securities, which are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities that the Advisor believes are of comparable quality. The Fund also may invest, without limitation, in mortgage-backed securities or in other asset-backed securities, including to-be-announced transactions. The Fund may invest, without limitation, in U.S. dollar-denominated debt securities of foreign issuers, including emerging market issuers, and may invest up to 10% of its assets in sovereign and corporate debt securities denominated in foreign currencies. The Advisor may attempt, but is not obligated, to reduce foreign currency exchange rate risk by entering into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). The Fund also may invest up to 25% of its assets in municipal securities. The Fund may invest in ETFs and other investment companies, certain of which may be advised by the Advisor, that provide exposure to fixed income securities similar to those securities in which the Fund may invest directly.

The Fund also may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). The Subsidiary is advised by the Advisor, and has the same investment objective as the Fund. Unlike the Fund, however, the Subsidiary may invest to a greater extent in commodity-linked derivative instruments. The Subsidiary’s investments in such instruments are subject to limits on leverage imposed by the 1940 Act. The Fund’s investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure to the investment returns of global commodities markets.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Asset-Backed and Mortgage-Backed Securities Risk – As an investor in asset-backed securities, including mortgage-backed securities, the Fund generally will receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

Bank Obligations Risk – The Fund’s investments in bank obligations may expose it to adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks are also subject to certain additional risks such as adverse foreign political and economic developments.

CFTC Regulatory Risk – The Commodity Futures Trading Commission (“CFTC”) has recently adopted amendments to certain CFTC rules, and is in the process of promulgating new rules, that subject the Fund, the Subsidiary, and the Advisor to certain CFTC disclosure, reporting, and recordkeeping requirements if the Fund and the Subsidiary do not operate within certain derivatives trading and marketing limitations. Compliance with these additional requirements will likely increase Fund and Subsidiary expenses and may adversely affect the Fund’s and the Subsidiary’s ability to obtain exposure to certain investments and the commodities market generally. Certain of the regulatory requirements that would apply to the Fund have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. Consistent with the Fund’s investment strategies and investment policies, the Advisor intends to maintain the flexibility to utilize certain derivatives beyond the CFTC’s new trading limitations and to comply with CFTC rules to the extent required to maintain such investment flexibility.

Commodity-Linked Derivative Investment Risk – The Fund may invest in commodity-linked derivative instruments. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices. The Fund’s investment in commodity-related investment products may lead to losses in excess of the Fund’s investment in such products. Such losses can significantly and adversely affect the net asset value of the Fund and, consequently, a shareholder’s interest in the Fund.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Credit Risk – Issuers or guarantors of debt instruments or the counterparty to a repurchase agreement or loan of portfolio securities may be unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government generally have less credit risk than debt securities of non-government issuers. However, securities issued by certain U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. government. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the Fund’s income and share price.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. To the extent the Fund invests in derivatives to seek to hedge risk or limit leveraged exposure created by other investments, there is no guarantee that such hedging strategies will be effective at managing risk or limiting exposure to leveraged investments. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Equity Risk – The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Exchange-Traded Notes (ETNs) Risk – The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund’s decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Extension Risk – If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Financial Services Sector Risk – To the extent that certain of the Fund’s investments are focused in issuers conducting business in the financial services sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact on a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial services companies to incur large losses.

Fixed Income Risk – The Fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund’s investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk – The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Income Risk – Falling interest rates may cause the Fund’s income to decline.

Interest Rate Risk – The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Companies Risk – Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Investment in the Subsidiary Risk – The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to shareholders of registered investment companies. By investing in the Subsidiary, the Fund is exposed to the risks of the Subsidiary’s investments, which in turn will be exposed primarily to the risks of investing in the commodities markets. The Fund also will incur its pro rata share of the expenses of the Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk – Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Issuer Specific Risk – A decrease in the value of the securities of an issuer or guarantor of a debt instrument held by the Fund may cause the value of your investment in the Fund to decrease. The value of a security may increase or decrease for a number of reasons which directly relate to the issuer.

Leveraging Risk – The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund’s investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Prepayment or Call Risk – During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. If this happens, the Fund will be forced to reinvest prepayment proceeds at a time when yields on available securities are lower than the yield in the prepaid security. The Fund may also lose any premium it paid on the security.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Sector Risk – Through its investments in futures and similar instruments, the Fund may have significant exposure to one or more of the energy, precious and industrial metals, and agriculture sectors. As a result of this investment exposure, the Fund will be more susceptible to the risks associated with each sector than a fund that does not invest in such a manner. To the extent that the Fund has significant exposure to any of the energy, precious and industrial metals, and/or agriculture sectors, the Fund is subject to the risk that those sectors will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Tax Risk – To qualify for the favorable U.S. federal income tax treatment generally available to regulated investment companies, the Fund must derive at least 90% of its gross income for each taxable year from sources generating “qualifying income.” Income derived from direct and certain indirect investments in commodities is not qualifying income. The Fund has received a private letter ruling from the Internal Revenue Service that the income attributable to its investment in the Subsidiary will be qualifying income. The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which may invest in commodity-linked derivative instruments and other similar instruments. However, to the extent the Fund invests in such instruments directly, it may be subject to the risk that such instruments will not generate qualifying income and, thus, may compromise the Fund’s ability to qualify as a regulated investment company. The Fund has received a private letter ruling from the Internal Revenue Service that concludes that certain commodities-linked notes held by the Fund will produce qualifying income. If the Fund invests directly in commodity-linked derivative instruments and similar instruments that are not addressed in the private letter ruling, it will seek to restrict the resulting income from such instruments so that, when combined with its non-qualifying income, such income amounts to less than 10% of its gross income. The Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. Failure to comply with the qualifying income test would have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. Effective May 1, 2013, the Dow Jones-UBS Commodity Index will replace the JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index as the Fund’s primary comparative broad-based market index. The Advisor believes the Dow Jones-UBS Commodity Index is a more appropriate broad-based market index for purposes of comparing the Fund’s performance. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The Fund’s investment objective and principal investment strategies changed on July 11, 2011 and January 29, 2013. Prior to January 29, 2013, the Fund sought to provide positive total returns with less volatility than the broad commodity markets by investing in commodity constituents drawn from a limited investment universe of 14 components of the S&P GSCI™ Excess Return Index (Aluminum, Brent Crude, Copper, Corn, Crude Oil, Gold, Heating Oil, Lead, Natural Gas, Nickel, Silver, Soybeans, Unleaded Gasoline, and Wheat). Prior to July 11, 2011, the Fund sought to provide investment results that matched, before fees and expenses, the performance of the JPMorgan Core Commodity Investable Global Asset Rotator Sigma Long Short Total Return Index. Therefore, the performance and average annual total returns shown for periods prior to January 29, 2013 may have differed had the Fund’s current investment objective and principal investment strategy been in effect during those periods.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for the H-Class Shares is based on a calendar year.

Highest Quarter Return (quarter ended 12/31/2010) 12.70%	Lowest Quarter Return (quarter ended 9/30/2012) -20.89%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2012)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns H Class Shares Managed Commodities Strategy Fund	Label	Past 1 Year	Since Inception	Inception Date
H-Class Shares	Return Before Taxes	(26.63%)	(6.12%)	Jun 25, 2009
H-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(26.63%)	(7.28%)	Jun 25, 2009
H-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(17.31%)	(5.66%)	Jun 25, 2009
H-Class Shares Dow Jones-UBS Commodity Index (reflects no deduction for fees, expenses or taxes)	Dow Jones-UBS Commodity Index (reflects no deduction for fees, expenses or taxes)	(1.06%)	3.22%	Jun 25, 2009
H-Class Shares JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index (reflects no deduction for fees, expenses or taxes)	JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index (reflects no deduction for fees, expenses or taxes)	(24.60%)	(2.75%)	Jun 25, 2009

[1]	"Other Expenses," "Other Expenses of the Fund," "Total Annual Fund Operating Expenses," and "Total Annual Fund Operating Expenses After Fee Waiver" have been restated to reflect current fees. Effective January 31, 2013, certain licensing arrangements were terminated resulting in the elimination of licensing fees previously paid by the Fund.

H Class Shares | Managed Futures Strategy Fund
Managed Futures Strategy Fund
INVESTMENT OBJECTIVE
The Managed Futures Strategy Fund (the “Fund”) seeks to achieve absolute returns.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees (USD $)	H Class Shares Managed Futures Strategy Fund H-Class Shares
Shareholder Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses		H Class Shares Managed Futures Strategy Fund H-Class Shares
Management Fees of the Fund and the Subsidiary		0.96%
Distribution (12b-1) Fees		0.0025
Other Expenses of the Fund		0.46%
Other Expenses of the Subsidiary	[1]	none
Other Expenses		0.46%
Total Annual Fund Operating Expenses		1.67%
Fee Waiver	[2]	0.06%
Total Annual Fund Operating Expenses After Fee Waiver		1.61%
[1]	Other Expenses of the Subsidiary were less than 0.01% for the fiscal year ended December 31, 2012.
[2]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund's Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
H Class Shares Managed Futures Strategy Fund H-Class Shares	164	508	876	1,911

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 172% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve absolute returns. The Fund intends to invest in multiple proprietary and third-party investment strategies that seek to identify and profit from upcoming movements in any combination of global fixed income, currency, commodity, or equity markets.

The strategies maybe quantitative or fundamental in nature, and may use market data and macroeconomic analysis to determine positions. The proprietary strategies may range from broad strategies that seek to provide exposure to all markets to focused strategies that seek to provide exposure to a single asset class, sector, or market.

The Fund generally will take a long position in a particular asset class, sector or market that the Advisor expects to rise in value and generally will take a short position in a particular asset class, sector or market that the Advisor expects to fall in value. The Fund may also take a long position in a particular asset class, sector or market that the Advisor expects to fall in value and may also take a short position in a particular asset class, sector, or market that the Advisor expects to rise in value to manage the risk of the Fund’s positions and strategies.

The Advisor sets both the long-term strategic weights across individual strategies, or group of strategies, as well as short-term tactical weightings, which may deviate from long-term strategic weights, due to short-term market risks or opportunities. The Advisor will employ both quantitative and qualitative methods to assess and manage the level of risk, and to seek to improve returns of the Fund over time. The Advisor in its discretion may establish long positions in excess of its short positions, and short positions in excess of its long positions; however, the Fund’s short positions will be fully covered at all times.

The estimated risk of each position as measured by volatility, relative strengths of signals, certain macroeconomic views of the Advisor, and other factors, may be used to determine the relative size of positions. Risk-management strategies may be employed and seek to manage risk, improve returns over time, and mitigate declines in the market price of the Fund.

The Fund will seek to implement its investment strategies by investing in: commodity, currency, equity, fixed income and other futures, forwards, options, and options on futures; exchange-traded funds (“ETFs”); other pooled investment vehicles that provide exposure to the commodity, currency, equity and fixed income futures markets; commodity, currency, and financial-linked instruments, such as swap agreements and structured notes; exchange-traded notes (“ETNs”); and common stock. The Fund may purchase and sell options and futures contracts.

Investments in derivative instruments, such as futures, options, and forward contracts and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular trend resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 (the “1940 Act”) or to meet redemption requests. The Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant.

The Fund’s derivative investments will be used both to obtain exposure to the commodity, currency, equity, and fixed income markets and to manage risk and limit exposure created by certain of the Fund’s investments. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. The Fund also intends to enter into short sales and invest in short positions of certain investments.

The Fund expects, under normal circumstances, to buy debt securities to collateralize its derivative investments, for liquidity purposes, or to enhance yield. The Fund may hold a diversified portfolio of fixed instruments of varying maturities, but that have an average duration of less than one year. In particular, the Fund may hold, without limitation, government money market instruments, such as U.S. Treasury securities and U.S. government agency discount notes and bonds with maturities of two years or less. In addition, the Fund may invest, without limitation, in bank obligations, which may include certificates of deposit, commercial paper, asset-backed commercial paper, unsecured bank promissory notes, bank loans, bankers’ acceptances, and time deposits. The Fund may also invest, without limitation, in other short-term instruments, such as loan participations, commercial paper, and repurchase agreements. The Fund will enter into repurchase agreements only with counterparties that are deemed to present acceptable credit risks. Bank obligations may be issued or backed by U.S. banks or be U.S. dollar-denominated obligations issued or guaranteed by foreign banks.

The Fund may invest, without limitation, in U.S. dollar-denominated investment grade debt securities, and may invest no more than 20% of assets in high yield securities, which are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities that the Advisor believes are of comparable quality. The Fund also may invest, without limitation, in mortgage-backed securities or in other asset-backed securities, including to-be-announced transactions. The Fund may invest, without limitation, in U.S. dollar-denominated debt securities of foreign issuers, including emerging market issuers, and may invest up to 10% of its assets in sovereign and corporate debt securities denominated in foreign currencies. The Advisor may attempt, but is not obligated, to reduce foreign currency exchange rate risk by entering into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). The Fund also may invest up to 25% of its assets in municipal securities. The Fund may invest in ETFs and other investment companies, certain of which may be advised by the Advisor, that provide exposure to fixed income securities similar to those securities in which the Fund may invest directly.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in “managed futures.” For these purposes, managed futures are investments in commodity, currency, equity, and fixed income futures, and financial-linked instruments, as well as other instruments that in combination have economic characteristics similar or equivalent to those of commodity, currency, equity, and fixed income futures contracts. This is a non-fundamental policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.

The Fund may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). The Subsidiary is advised by the Advisor and has the same investment objective as the Fund. Unlike the Fund, however, the Subsidiary may invest to a greater extent in commodity-linked derivative instruments. The Subsidiary’s investments in such instruments are subject to limits on leverage imposed by the 1940 Act. The Fund’s investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure to the investment returns of global commodity market.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance. High portfolio turnover may also result in high levels of short-term capital gains, which are generally taxable as ordinary income when distributed to shareholders. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Asset-Backed and Mortgage-Backed Securities Risk – As an investor in asset-backed securities, including mortgage-backed securities, the Fund generally will receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

Bank Obligations Risk – The Fund’s investments in bank obligations may expose it to adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks, including Yankee obligations, are subject to the same risks that pertain to domestic issuers, notably credit risk and market risk, but are also subject to certain additional risks such as adverse foreign political and economic developments, the extent and quality of foreign government regulation of the financial markets and institutions, foreign withholding taxes and other sovereign action such as nationalization or expropriation.

Call Risk/Prepayment Risk – During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. This may result in the Fund reinvesting proceeds at lower interest rates, resulting in a decline in the Fund’s income.

CFTC Regulatory Risk – The Commodity Futures Trading Commission (“CFTC”) has recently adopted amendments to certain CFTC rules, and is in the process of promulgating new rules, that subject the Fund, the Subsidiary, and the Advisor to certain CFTC disclosure, reporting, and recordkeeping requirements if the Fund and the Subsidiary do not operate within certain derivatives trading and marketing limitations. Compliance with these additional requirements will likely increase Fund and Subsidiary expenses and may adversely affect the Fund’s and the Subsidiary’s ability to obtain exposure to certain investments and the commodities market generally. Certain of the regulatory requirements that would apply to the Fund have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. Consistent with the Fund’s investment strategies and investment policies, the Advisor intends to maintain the flexibility to utilize certain derivatives beyond the CFTC’s new trading limitations and to comply with CFTC rules to the extent required to maintain such investment flexibility.

Commodity-Linked Derivative Investment Risk – The Fund may invest in commodity-linked derivative instruments. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices. The Fund’s investment in commodity-related investment products may lead to losses in excess of the Fund’s investment in such products. Such losses can significantly and adversely affect the net asset value of the Fund and, consequently, a shareholder’s interest in the Fund.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Credit Risk – Issuers or guarantors of debt instruments or the counterparty to a repurchase agreement or loan of portfolio securities may be unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government generally have less credit risk than debt securities of non-government issuers. However, securities issued by certain U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. government. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the Fund’s income and share price.

Currency Risk – The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. To the extent the Fund invests in derivatives to seek to hedge risk or limit leveraged exposure created by other investments, there is no guarantee that such hedging strategies will be effective at managing risk or limiting exposure to leveraged investments. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Equity Risk – The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Extension Risk – An issuer may exercise its right to pay principal on an obligation later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease and the Fund’s performance may suffer from its inability to invest in higher yielding securities.

Financial Services Sector Risk – To the extent that certain of the Fund’s investments are focused in issuers conducting business in the financial services sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact on a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial services companies to incur large losses.

Fixed Income Risk – The Fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund’s investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk – The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Income Risk – Falling interest rates may cause the Fund’s income to decline.

Interest Rate Risk – The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Companies Risk – Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Investment in the Subsidiary Risk – The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to shareholders of registered investment companies. By investing in the Subsidiary, the Fund is exposed to the risks of the Subsidiary’s investments, which in turn will be exposed primarily to the risks of investing in the commodities markets. The Fund also will incur its pro rata share of the expenses of the Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk – Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Issuer Specific Risk – A decrease in the value of the securities of an issuer or guarantor of a debt instrument held by the Fund may cause the value of your investment in the Fund to decrease. The value of a security may increase or decrease for a number of reasons which directly relate to the issuer.

Leveraging Risk – The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The use of derivatives and other similar financial instruments are an integral part of the Fund’s investment strategy and may expose the Fund to potentially dramatic losses (or gains) in the value of a derivative or other financial instrument and, thus, in the value the Fund’s portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such an investment. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value these investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Sector Risk – Through its investments in futures and similar instruments, the Fund may have significant exposure to one or more of the energy, precious and industrial metals, and agriculture sectors. As a result of this investment exposure, the Fund will be more susceptible to the risks associated with each sector than a fund that does not invest in such a manner. To the extent that the Fund has significant exposure to any of the energy, precious and industrial metals, and/or agriculture sectors, the Fund is subject to the risk that those sectors will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Tax Risk – To qualify for the favorable U.S. federal income tax treatment generally available to regulated investment companies, the Fund must derive at least 90% of its gross income for each taxable year from sources generating “qualifying income.” Income derived from direct and certain indirect investments in commodities is not qualifying income. The Fund has received a private letter ruling from the Internal Revenue Service that the income attributable to its investment in the Subsidiary will be qualifying income. The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which may invest in commodity-linked derivative instruments and other similar instruments. However, to the extent the Fund invests in such instruments directly, it may be subject to the risk that such instruments will not generate qualifying income and, thus, may compromise the Fund’s ability to qualify as a regulated investment company. The Fund has received a private letter ruling from the Internal Revenue Service that concludes that certain commodities-linked notes held by the Fund will produce qualifying income. If the Fund invests directly in commodity-linked derivative instruments and similar instruments that are not addressed in the private letter ruling, it will seek to restrict the resulting income from such instruments so that, when combined with its non-qualifying income, such income amounts to less than 10% of its gross income. The Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. Failure to comply with the qualifying income test would have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The Fund’s investment objective and/or principal investment strategies changed on July 11, 2011, September 27, 2012, and January 29, 2013. Prior to January 29, 2013, the Fund sought to achieve positive absolute returns using an investment methodology based primarily on the systematic rules-based trend-following strategy of the S&P Diversified Trends Indicator® (the “S&P DTI”). Prior to July 11, 2011, the Fund sought to provide investment results that matched, before fees and expenses, the performance of the S&P DTI. Therefore, the performance and average annual total returns shown for periods prior to January 29, 2013 may have differed had the Fund’s current investment objective and principal investment strategy been in effect during those periods.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for the H-Class Shares is based on a calendar year.

Highest Quarter Return (quarter ended 12/31/2008) 8.21%	Lowest Quarter Return (quarter ended 9/30/2008) -6.51%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2012)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns H Class Shares Managed Futures Strategy Fund	Label	Past 1 Year	Past 5 Years	Since Inception	Inception Date
H-Class Shares	Return Before Taxes	(11.32%)	(3.82%)	(2.14%)	Mar 2, 2007
H-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(11.32%)	(4.01%)	(2.31%)	Mar 2, 2007
H-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(7.36%)	(3.26%)	(1.85%)	Mar 2, 2007
H-Class Shares BoFA Merrill Lynch 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	BoFA Merrill Lynch 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.11%	0.52%	1.14%	Mar 2, 2007

[1]	"Other Expenses," "Other Expenses of the Fund," "Total Annual Fund Operating Expenses," and "Total Annual Fund Operating Expenses After Fee Waiver" have been restated to reflect current fees. Effective April 1, 2013, certain licensing arrangements were terminated resulting in the elimination of licensing fees previously paid by the Fund.

H Class Shares | Multi-Hedge Strategies Fund
Multi-Hedge Strategies Fund
INVESTMENT OBJECTIVE
The Multi-Hedge Strategies Fund (the “Fund”) seeks long-term capital appreciation with less risk than traditional equity funds.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees (USD $)	H Class Shares Multi-Hedge Strategies Fund H-Class Shares
Shareholder Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		H Class Shares Multi-Hedge Strategies Fund H-Class Shares
Management Fees of the Fund and the Subsidiary		1.19%
Distribution (12b-1) Fees		0.0025
Other Expenses of the Fund		none
Other Expenses of the Subsidiary	[1]	none
Short Sales Dividend and Interest Expense		1.63%
Other Expenses		1.63%
Acquired Fund Fees and Expenses		0.19%
Total Annual Fund Operating Expenses	[2]	3.26%
Fee Waiver	[3]	0.04%
Total Annual Fund Operating Expenses After Fee Waiver	[2]	3.22%
[1]	Other Expenses of the Subsidiary were less than 0.01% for the fiscal year ended December 31, 2012.
[2]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[3]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund's Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
H Class Shares Multi-Hedge Strategies Fund H-Class Shares	325	992	1,683	3,522

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 465% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds. The allocation to these strategies is based on a proprietary evaluation of their risk and return characteristics. These investment strategies include, but are not limited to:

Long/Short Equity – Pursuant to a long/short equity investment strategy, portfolio managers seek to profit from investing on both the long and short sides of equity markets;

Equity Market Neutral – Pursuant to an equity market neutral investment strategy, portfolio managers seek to profit from exploiting pricing relationships between different equities or related securities while typically hedging exposure to overall equity market movements;

Fixed Income Strategies – Pursuant to fixed income long and short investment strategies, portfolio managers seek to profit from relationships between different fixed income securities or fixed income and equity securities; and leveraging long and short positions in securities that are related mathematically or economically;

Merger Arbitrage – Pursuant to a merger arbitrage investment strategy, portfolio managers invest simultaneously in long and short positions in both companies involved in a merger or acquisition; and

Global Macro – Pursuant to a global macro strategy, portfolio managers seek to profit from changes in currencies, commodity prices, and market volatility.

Each of these investment strategies may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominately have a long exposure to directional and non-directional positions. However, there may be times that the Fund will have a short exposure to directional and/or non-directional positions.

The Fund may use leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage. The Fund’s use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate hedge fund portfolio characteristics as well as providing risk diversification.

The Fund may be long or short in a broad mix of financial assets including small, mid, and large-capitalization U.S. and foreign common stocks, currencies, commodities, futures, options, swap agreements, high yield securities, securities of other investment companies, American Depositary Receipts (“ADRs”), exchange-traded funds (“ETFs”), and corporate debt. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. The Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. The Fund may use leverage to the extent permitted by applicable law by entering into borrowing transactions (principally lines of credit) for investment purposes. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Fund also may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). The Subsidiary is advised by the Advisor, and has the same investment objective as the Fund. Unlike the Fund, however, the Subsidiary may invest to a greater extent in commodity-linked derivative instruments. The Subsidiary’s investments in such instruments are subject to limits on leverage imposed by the Investment Company Act of 1940 (the “1940 Act”). The Fund’s investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure to the investment returns of global commodities markets.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Borrowing Risk – The Fund may borrow for several purposes, including investment purposes (i.e., to purchase additional portfolio securities). The Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. Borrowing also will cost the Fund interest expense and other fees. The cost of borrowing may reduce the Fund’s return. In addition to any more stringent terms imposed by a lender, the 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This would allow the Fund to borrow for such purposes an amount equal to as much as 33 1/3% of the value of its total assets. The Fund will borrow only if the value of the Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within three business days, the Fund will seek to reduce its borrowings to meet the requirement. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations reduce its asset coverage to less than 300%.

CFTC Regulatory Risk – The Commodity Futures Trading Commission (“CFTC”) has recently adopted amendments to certain CFTC rules, and is in the process of promulgating new rules, that subject the Fund, the Subsidiary, and the Advisor to certain CFTC disclosure, reporting, and recordkeeping requirements if the Fund and the Subsidiary do not operate within certain derivatives trading and marketing limitations. Compliance with these additional requirements will likely increase Fund and Subsidiary expenses and may adversely affect the Fund’s and the Subsidiary’s ability to obtain exposure to certain investments and the commodities market generally. Certain of the regulatory requirements that would apply to the Fund have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. Consistent with the Fund’s investment strategies and investment policies, the Advisor intends to maintain the flexibility to utilize certain derivatives beyond the CFTC’s new trading limitations and to comply with CFTC rules to the extent required to maintain such investment flexibility.

Commodity-Linked Derivative Investment Risk – The Fund may invest in commodity-linked derivative instruments. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices. The Fund’s investment in commodity-related investment products may lead to losses in excess of the Fund’s investment in such products. Such losses can significantly and adversely affect the net asset value of the Fund and, consequently, a shareholder’s interest in the Fund.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Currency Risk – The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. To the extent the Fund invests in derivatives to seek to hedge risk or limit leveraged exposure created by other investments, there is no guarantee that such hedging strategies will be effective at managing risk or limiting exposure to leveraged investments. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk – The Fund’s investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Equity Risk – The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Fixed Income Risk – The Fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund’s investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk – The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Investment in Investment Companies Risk – Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Investment in the Subsidiary Risk – The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to shareholders of registered investment companies. By investing in the Subsidiary, the Fund is exposed to the risks of the Subsidiary’s investments, which in turn will be exposed primarily to the risks of investing in the commodities markets. The Fund also will incur its pro rata share of the expenses of the Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Large-Capitalization Securities Risk – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk – The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund’s investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return. Leverage may also arise through the use of borrowings for investment purposes. To the extent the Fund purchases securities while it has outstanding borrowings, it is using leverage, i.e., using borrowed funds for investment. Leveraging will exaggerate the effect on the net asset value of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed for leveraging will be subject to interest costs that may or may not be recovered by appreciation of the securities purchased. The 1940 Act limits the Fund from borrowing in an amount no more than 33 1/3% of its assets.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Tax Risk – To qualify for the favorable U.S. federal income tax treatment generally available to regulated investment companies, the Fund must derive at least 90% of its gross income for each taxable year from sources generating “qualifying income.” Income derived from direct and certain indirect investments in commodities is not qualifying income. The Fund has received a private letter ruling from the Internal Revenue Service that the income attributable to its investment in the Subsidiary will be qualifying income. The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which may invest in commodity-linked derivative instruments and other similar instruments. However, to the extent the Fund invests in such instruments directly, it may be subject to the risk that such instruments will not generate qualifying income and, thus, may compromise the Fund’s ability to qualify as a regulated investment company. If the Fund invests directly in commodity-linked derivative instruments and similar instruments that are not addressed in the private letter ruling, it will seek to restrict the resulting income from such instruments so that, when combined with its non-qualifying income, such income amounts to less than 10% of its gross income. The Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. Failure to comply with the qualifying income test would have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index and the HFRX Global Hedge Fund Index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for the H-Class Shares is based on a calendar year.

Highest Quarter Return (quarter ended 9/30/2010) 4.72%	Lowest Quarter Return (quarter ended 12/31/2008) -10.44%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2012)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns H Class Shares Multi-Hedge Strategies Fund	Label		Past 1 Year	Past 5 Years	Since Inception	Inception Date
H-Class Shares	Return Before Taxes		2.02%	(2.43%)	(0.29%)	Sep 19, 2005
H-Class Shares After Taxes on Distributions	Return After Taxes on Distributions		2.02%	(2.53%)	(0.62%)	Sep 19, 2005
H-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares		1.32%	(2.11%)	(0.42%)	Sep 19, 2005
H-Class Shares S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	4.23%	Sep 19, 2005
H-Class Shares HFRX Global Hedge Fund Index* (reflects no deduction for fees, expenses or taxes)	HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes)	[1]	3.58%	(2.89%)	(0.01%)	Sep 19, 2005
[1]	The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of eight strategies; convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.

H Class Shares | Commodities Strategy Fund
Commodities Strategy Fund
INVESTMENT OBJECTIVE

The Commodities Strategy Fund (the “Fund”) seeks to provide investment results that correlate, before fees and expenses, to the performance of a benchmark for commodities. The Fund’s current benchmark is the S&P GSCITM Commodity Index (the “underlying index”).

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees (USD $)	H Class Shares Commodities Strategy Fund H-Class Shares
Shareholder Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		H Class Shares Commodities Strategy Fund H-Class Shares
Management Fees of the Fund and the Subsidiary		0.85%
Distribution (12b-1) Fees		0.0025
Other Expenses of the Fund		0.49%
Other Expenses of the Subsidiary		0.01%
Other Expenses		0.50%
Total Annual Fund Operating Expenses		1.60%
Fee Waiver	[1]	0.11%
Total Annual Fund Operating Expenses After Fee Waiver		1.49%
[1]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund's Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
H Class Shares Commodities Strategy Fund H-Class Shares	152	471	813	1,779

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks exposure to the performance of the commodities markets. The Fund will seek to gain exposure to the underlying index, a composite index of commodity sector returns, representing an unleveraged long-only investment in commodity futures that is broadly diversified across the spectrum of commodities, by investing in exchange-traded products, including investment companies and commodity pools, that provide exposure to the commodities markets and in commodity-linked derivative instruments, which primarily consist of structured notes, swap agreements, commodity options, and futures and options on futures. Investing in derivative instruments enables the Fund to pursue its objective without investing directly in physical commodities. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. Investments in derivative instruments, such as futures, options, and forward contracts and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular trend resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 (the “1940 Act”) or to meet redemption requests. The Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant. To the extent the underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. It is anticipated that the Fund’s investment exposure will tend to be heavily weighted toward oil and other energy-related commodities. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks.

The Fund also may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). The Subsidiary is advised by the Advisor, and has the same investment objective as the Fund. Unlike the Fund, however, the Subsidiary may invest to a greater extent in commodity-linked derivative instruments. The Subsidiary’s investments in such instruments are subject to limits on leverage imposed by the 1940 Act. The Fund’s investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure to the investment returns of global commodities markets.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests, to a significant extent, in companies or commodity-linked derivatives concentrated in the same economic sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance. High portfolio turnover may also and result in high levels of short-term capital gains, which are generally taxable as ordinary income when distributed to shareholders. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

CFTC Regulatory Risk – The Commodity Futures Trading Commission (“CFTC”) has recently adopted amendments to certain CFTC rules, and is in the process of promulgating new rules, that subject the Fund, the Subsidiary, and the Advisor to certain CFTC disclosure, reporting, and recordkeeping requirements if the Fund and the Subsidiary do not operate within certain derivatives trading and marketing limitations. Compliance with these additional requirements will likely increase Fund and Subsidiary expenses and may adversely affect the Fund’s and the Subsidiary’s ability to obtain exposure to certain investments and the commodities market generally. Certain of the regulatory requirements that would apply to the Fund have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. Consistent with the Fund’s investment strategies and investment policies, the Advisor intends to maintain the flexibility to utilize certain derivatives beyond the CFTC’s new trading limitations and to comply with CFTC rules to the extent required to maintain such investment flexibility.

Commodity-Linked Derivative Investment Risk – The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices. The Fund’s investment in commodity-related investment products may lead to losses in excess of the Fund’s investment in such products. Such losses can significantly and adversely affect the net asset value of the Fund and, consequently, a shareholder’s interest in the Fund.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. To the extent the Fund invests in derivatives to seek to hedge risk or limit leveraged exposure created by other investments, there is no guarantee that such hedging strategies will be effective at managing risk or limiting exposure to leveraged investments. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Equity Risk – The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Industry and Energy Sector Concentration Risk – The Fund invests, to a significant extent, in commodities or commodity-linked derivatives concentrated in the same economic sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. To the extent that the Fund’s investments are concentrated in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy companies also may fluctuate widely in response to such events.

Investment in Investment Companies Risk – Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Investment in the Subsidiary Risk – The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to shareholders of registered investment companies. By investing in the Subsidiary, the Fund is exposed to the risks of the Subsidiary’s investments, which in turn will be exposed primarily to the risks of investing in the commodities markets. The Fund also will incur its pro rata share of the expenses of the Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk – Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Leveraging Risk – The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund’s investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Tax Risk – To qualify for the favorable U.S. federal income tax treatment generally available to regulated investment companies, the Fund must derive at least 90% of its gross income for each taxable year from sources generating “qualifying income.” Income derived from direct and certain indirect investments in commodities is not qualifying income. The Fund has received a private letter ruling from the Internal Revenue Service that the income attributable to its investment in the Subsidiary will be qualifying income. The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which may invest in commodity-linked derivative instruments and other similar instruments. However, to the extent the Fund invests in such instruments directly, it may be subject to the risk that such instruments will not generate qualifying income and, thus, may compromise the Fund’s ability to qualify as a regulated investment company. If the Fund invests directly in commodity-linked derivative instruments and similar instruments that are not addressed in the private letter ruling, it will seek to restrict the resulting income from such instruments so that, when combined with its non-qualifying income, such income amounts to less than 10% of its gross income. The Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. Failure to comply with the qualifying income test would have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for the H-Class Shares is based on a calendar year.

Highest Quarter Return (quarter ended 6/30/2008) 27.67%	Lowest Quarter Return (quarter ended 12/31/2008) -47.60%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2012)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns H Class Shares Commodities Strategy Fund	Label	Past 1 Year	Past 5 Years	Since Inception	Inception Date
H-Class Shares	Return Before Taxes	(1.57%)	(10.29%)	(4.61%)	May 25, 2005
H-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(2.47%)	(10.97%)	(5.12%)	May 25, 2005
H-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(1.03%)	(8.79%)	(4.10%)	May 25, 2005
H-Class Shares S&P GSCITM��Commodity Index��(reflects no deduction for fees, expenses or taxes)	S&P GSCITM Commodity Index (reflects no deduction for fees, expenses or taxes)	0.08%	(8.12%)	(2.13%)	May 25, 2005

Y Class Shares | Managed Commodities Strategy Fund
Managed Commodities Strategy Fund (formerly, Long/Short Commodities Strategy Fund)
INVESTMENT OBJECTIVE
The Managed Commodities Strategy Fund (the “Fund”) seeks to achieve total returns with less volatility than the broad commodities markets.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Y-Class Shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees (USD $)	Y Class Shares Managed Commodities Strategy Fund Y-Class Shares
Shareholder Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses		Y Class Shares Managed Commodities Strategy Fund Y-Class Shares
Management Fees of the Fund and the Subsidiary		1.06%
Distribution and/or Shareholder Service (12b-1) Fees		none
Other Expenses of the Fund		0.47%
Other Expenses of the Subsidiary		0.01%
Other Expenses		0.48%
Total Annual Fund Operating Expenses		1.54%
Fee Waiver	[1]	0.15%
Total Annual Fund Operating Expenses After Fee Waiver		1.39%
[1]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund's Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Y Class Shares Managed Commodities Strategy Fund Y-Class Shares	141	440	760	1,668

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve total returns with less volatility than the broad commodities markets from long and/or short investments in commodities and other investment instruments. The Fund intends to invest in multiple proprietary and third-party investment strategies that seek to identify and profit from upcoming movements, in the global commodities markets.

The strategies may be quantitative or fundamental in nature, and may use market data and macroeconomic analysis to determine positions. The proprietary strategies may range from broad strategies that seek to provide exposure to all commodities markets, to focused strategies that seek to provide exposure to a single asset class, sector or a market.

The Fund generally will take a long position in a particular asset class, sector or market that the Advisor expects to rise in value and generally will take a short position in a particular asset class, sector, or market that the Advisor expects to fall in value. The Fund may also take a long position in a particular asset class, sector or market that the Advisor expects to fall in value and a short position in a particular asset class, sector, or market that the Advisor expects to rise in value to manage the risk of the Fund’s positions and strategies.

The Advisor sets both the long-term strategic weights across individual strategies, or group of strategies, as well as short-term tactical weightings, which may deviate from long-term strategic weights due to short-term market risks or opportunities. The Advisor will employ both quantitative and qualitative methods to assess and manage the level of risk and to seek to improve returns of the Fund over time. The Advisor in its discretion may establish long positions in excess of its short positions, and short positions in excess of its long positions; however, the Fund’s short positions will be fully covered at all times. The estimated risk of each position as measured by volatility, relative strengths of signals, certain macroeconomic views of the Advisor, and other factors, may be used to determine the relative size of positions. Risk-management strategies may be employed and seek to manage risk, improve returns over time, and mitigate declines in the market price of the Fund.

The Fund will seek to implement its investment strategies by investing in: commodity, currency, equity, fixed income and other futures, forwards, options, and options on futures; exchange-traded funds (“ETFs”); other pooled investment vehicles that provide exposure to the commodities, currency, equity and fixed income futures markets; commodity, currency, and financial-linked instruments, such as swap agreements and structured notes; exchange-traded notes (“ETNs”); and common stock. The Fund may purchase and sell options and futures contracts.

Investments in derivative instruments, such as futures, options, and forward contracts and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular trend resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 (the “1940 Act”) or to meet redemption requests. The Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant.

The Fund’s derivative investments will be used both to obtain exposure to the commodities markets and to manage risk and limit exposure created by certain of the Fund’s investments. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. The Fund also intends to enter into short sales and invest in short positions of certain investments.

The Fund expects, under normal circumstances, to buy debt securities to collateralize its derivative investments, for liquidity purposes, or to enhance yield. The Fund may hold a diversified portfolio of fixed instruments of varying maturities, but that have an average duration of less than one year. In particular, the Fund may hold, without limitation, government money market instruments, such as U.S. Treasury securities and U.S. government agency discount notes and bonds with maturities of two years or less. In addition, the Fund may invest, without limitation, in bank obligations, which may include certificates of deposit, commercial paper, asset-backed commercial paper, unsecured bank promissory notes, bank loans, bankers’ acceptances, and time deposits. The Fund may also invest, without limitation, in other short-term instruments, such as loan participations, commercial paper, and repurchase agreements. The Fund will enter into repurchase agreements only with counterparties that are deemed to present acceptable credit risks. Bank obligations may be issued or backed by U.S. banks or be U.S. dollar-denominated obligations issued or guaranteed by foreign banks.

The Fund may invest, without limitation, in U.S. dollar-denominated investment grade debt securities, and may invest no more than 20% of assets in high yield securities, which are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities that the Advisor believes are of comparable quality. The Fund also may invest, without limitation, in mortgage-backed securities or in other asset-backed securities, including to-be-announced transactions. The Fund may invest, without limitation, in U.S. dollar-denominated debt securities of foreign issuers, including emerging market issuers, and may invest up to 10% of its assets in sovereign and corporate debt securities denominated in foreign currencies. The Advisor may attempt, but is not obligated, to reduce foreign currency exchange rate risk by entering into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). The Fund also may invest up to 25% of its assets in municipal securities. The Fund may invest in ETFs and other investment companies, certain of which may be advised by the Advisor, that provide exposure to fixed income securities similar to those securities in which the Fund may invest directly.

The Fund also may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). The Subsidiary is advised by the Advisor, and has the same investment objective as the Fund. Unlike the Fund, however, the Subsidiary may invest to a greater extent in commodity-linked derivative instruments. The Subsidiary’s investments in such instruments are subject to limits on leverage imposed by the 1940 Act. The Fund’s investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure to the investment returns of global commodities markets.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Asset-Backed and Mortgage-Backed Securities Risk – As an investor in asset-backed securities, including mortgage-backed securities, the Fund generally will receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

Bank Obligations Risk – The Fund’s investments in bank obligations may expose it to adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks are also subject to certain additional risks such as adverse foreign political and economic developments.

CFTC Regulatory Risk – The Commodity Futures Trading Commission (“CFTC”) has recently adopted amendments to certain CFTC rules, and is in the process of promulgating new rules, that subject the Fund, the Subsidiary, and the Advisor to certain CFTC disclosure, reporting, and recordkeeping requirements if the Fund and the Subsidiary do not operate within certain derivatives trading and marketing limitations. Compliance with these additional requirements will likely increase Fund and Subsidiary expenses and may adversely affect the Fund’s and the Subsidiary’s ability to obtain exposure to certain investments and the commodities market generally. Certain of the regulatory requirements that would apply to the Fund have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. Consistent with the Fund’s investment strategies and investment policies, the Advisor intends to maintain the flexibility to utilize certain derivatives beyond the CFTC’s new trading limitations and to comply with CFTC rules to the extent required to maintain such investment flexibility.

Commodity-Linked Derivative Investment Risk – The Fund may invest in commodity-linked derivative instruments. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices. The Fund’s investment in commodity-related investment products may lead to losses in excess of the Fund’s investment in such products. Such losses can significantly and adversely affect the net asset value of the Fund and, consequently, a shareholder’s interest in the Fund.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Credit Risk – Issuers or guarantors of debt instruments or the counterparty to a repurchase agreement or loan of portfolio securities may be unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government generally have less credit risk than debt securities of non-government issuers. However, securities issued by certain U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. government. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the Fund’s income and share price.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. To the extent the Fund invests in derivatives to seek to hedge risk or limit leveraged exposure created by other investments, there is no guarantee that such hedging strategies will be effective at managing risk or limiting exposure to leveraged investments. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Equity Risk – The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Exchange-Traded Notes (ETNs) Risk – The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund’s decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Extension Risk – If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Financial Services Sector Risk – To the extent that certain of the Fund’s investments are focused in issuers conducting business in the financial services sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact on a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial services companies to incur large losses.

Fixed Income Risk – The Fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund’s investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk – The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Income Risk – Falling interest rates may cause the Fund’s income to decline.

Interest Rate Risk – The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Companies Risk – Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Investment in the Subsidiary Risk – The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to shareholders of registered investment companies. By investing in the Subsidiary, the Fund is exposed to the risks of the Subsidiary’s investments, which in turn will be exposed primarily to the risks of investing in the commodities markets. The Fund also will incur its pro rata share of the expenses of the Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk – Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Issuer Specific Risk – A decrease in the value of the securities of an issuer or guarantor of a debt instrument held by the Fund may cause the value of your investment in the Fund to decrease. The value of a security may increase or decrease for a number of reasons which directly relate to the issuer.

Leveraging Risk – The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund’s investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Prepayment or Call Risk – During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. If this happens, the Fund will be forced to reinvest prepayment proceeds at a time when yields on available securities are lower than the yield in the prepaid security. The Fund may also lose any premium it paid on the security.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Sector Risk – Through its investments in futures and similar instruments, the Fund may have significant exposure to one or more of the energy, precious and industrial metals, and agriculture sectors. As a result of this investment exposure, the Fund will be more susceptible to the risks associated with each sector than a fund that does not invest in such a manner. To the extent that the Fund has significant exposure to any of the energy, precious and industrial metals, and/or agriculture sectors, the Fund is subject to the risk that those sectors will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Tax Risk – To qualify for the favorable U.S. federal income tax treatment generally available to regulated investment companies, the Fund must derive at least 90% of its gross income for each taxable year from sources generating “qualifying income.” Income derived from direct and certain indirect investments in commodities is not qualifying income. The Fund has received a private letter ruling from the Internal Revenue Service that the income attributable to its investment in the Subsidiary will be qualifying income. The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which may invest in commodity-linked derivative instruments and other similar instruments. However, to the extent the Fund invests in such instruments directly, it may be subject to the risk that such instruments will not generate qualifying income and, thus, may compromise the Fund’s ability to qualify as a regulated investment company. The Fund has received a private letter ruling from the Internal Revenue Service that concludes that certain commodities-linked notes held by the Fund will produce qualifying income. If the Fund invests directly in commodity-linked derivative instruments and similar instruments that are not addressed in the private letter ruling, it will seek to restrict the resulting income from such instruments so that, when combined with its non-qualifying income, such income amounts to less than 10% of its gross income. The Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. Failure to comply with the qualifying income test would have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the Y-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Y-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. Effective May 1, 2013, the Dow Jones-UBS Commodity Index will replace the JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index as the Fund’s primary comparative broad-based market index. The Advisor believes the Dow Jones-UBS Commodity Index is a more appropriate broad-based market index for purposes of comparing the Fund’s performance. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The Fund’s investment objective and principal investment strategies changed on July 11, 2011 and January 29, 2013. Prior to January 29, 2013, the Fund sought to provide positive total returns with less volatility than the broad commodity markets by investing in commodity constituents drawn from a limited investment universe of 14 components of the S&P GSCI™ Excess Return Index (Aluminum, Brent Crude, Copper, Corn, Crude Oil, Gold, Heating Oil, Lead, Natural Gas, Nickel, Silver, Soybeans, Unleaded Gasoline, and Wheat). Prior to July 11, 2011, the Fund sought to provide investment results that matched, before fees and expenses, the performance of the JPMorgan Core Commodity Investable Global Asset Rotator Sigma Long Short Total Return Index. Therefore, the performance and average annual total returns shown for periods prior to January 29, 2013 may have differed had the Fund’s current investment objective and principal investment strategy been in effect during those periods.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for the Y-Class Shares is based on a calendar year.

Highest Quarter Return (quarter ended 3/31/2012) 9.52%	Lowest Quarter Return (quarter ended 9/30/2012) -20.84%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2012)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Y Class Shares Managed Commodities Strategy Fund	Label	Past 1 Year	Since Inception	Inception Date
Y-Class Shares	Return Before Taxes	(26.44%)	(8.64%)	Mar 29, 2010
Y-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(26.44%)	(10.06%)	Mar 29, 2010
Y-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(17.18%)	(7.90%)	Mar 29, 2010
Y-Class Shares Dow Jones-UBS Commodity Index (reflects no deduction for fees, expenses or taxes)	Dow Jones-UBS Commodity Index (reflects no deduction for fees, expenses or taxes)	(1.06%)	2.65%	Mar 29, 2010
Y-Class Shares JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index (reflects no deduction for fees, expenses or taxes)	JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index (reflects no deduction for fees, expenses or taxes)	(24.60%)	(6.29%)	Mar 29, 2010

[1]	"Other Expenses," "Other Expenses of the Fund," "Total Annual Fund Operating Expenses," and "Total Annual Fund Operating Expenses After Fee Waiver" have been restated to reflect current fees. Effective January 31, 2013, certain licensing arrangements were terminated resulting in the elimination of licensing fees previously paid by the Fund.

Y Class Shares | Managed Futures Strategy Fund
Managed Futures Strategy Fund
INVESTMENT OBJECTIVE
The Managed Futures Strategy Fund (the “Fund”) seeks to achieve absolute returns.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Y-Class Shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees (USD $)	Y Class Shares Managed Futures Strategy Fund Y-Class Shares
Shareholder Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses		Y Class Shares Managed Futures Strategy Fund Y-Class Shares
Management Fees of the Fund and the Subsidiary		0.96%
Distribution and/or Shareholder Service (12b-1) Fees		none
Other Expenses of the Fund		0.41%
Other Expenses of the Subsidiary	[1]	none
Other Expenses		0.41%
Total Annual Fund Operating Expenses		1.37%
Fee Waiver	[2]	0.06%
Total Annual Fund Operating Expenses After Fee Waiver		1.31%
[1]	Other Expenses of the Subsidiary were less than 0.01% for the fiscal year ended December 31, 2012.
[2]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund's Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Y Class Shares Managed Futures Strategy Fund Y-Class Shares	133	415	718	1,579

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 172% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve absolute returns. The Fund intends to invest in multiple proprietary and third-party investment strategies that seek to identify and profit from upcoming movements in any combination of global fixed income, currency, commodity, or equity markets.

The strategies maybe quantitative or fundamental in nature, and may use market data and macroeconomic analysis to determine positions. The proprietary strategies may range from broad strategies that seek to provide exposure to all markets to focused strategies that seek to provide exposure to a single asset class, sector, or market.

The Fund generally will take a long position in a particular asset class, sector or market that the Advisor expects to rise in value and generally will take a short position in a particular asset class, sector or market that the Advisor expects to fall in value. The Fund may also take a long position in a particular asset class, sector or market that the Advisor expects to fall in value and may also take a short position in a particular asset class, sector, or market that the Advisor expects to rise in value to manage the risk of the Fund’s positions and strategies.

The Advisor sets both the long-term strategic weights across individual strategies, or group of strategies, as well as short-term tactical weightings, which may deviate from long-term strategic weights, due to short-term market risks or opportunities. The Advisor will employ both quantitative and qualitative methods to assess and manage the level of risk, and to seek to improve returns of the Fund over time. The Advisor in its discretion may establish long positions in excess of its short positions, and short positions in excess of its long positions; however, the Fund’s short positions will be fully covered at all times.

The estimated risk of each position as measured by volatility, relative strengths of signals, certain macroeconomic views of the Advisor, and other factors, may be used to determine the relative size of positions. Risk-management strategies may be employed and seek to manage risk, improve returns over time, and mitigate declines in the market price of the Fund.

The Fund will seek to implement its investment strategies by investing in: commodity, currency, equity, fixed income and other futures, forwards, options, and options on futures; exchange-traded funds (“ETFs”); other pooled investment vehicles that provide exposure to the commodity, currency, equity and fixed income futures markets; commodity, currency, and financial-linked instruments, such as swap agreements and structured notes; exchange-traded notes (“ETNs”); and common stock. The Fund may purchase and sell options and futures contracts.

Investments in derivative instruments, such as futures, options, and forward contracts and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular trend resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 (the “1940 Act”) or to meet redemption requests. The Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant.

The Fund’s derivative investments will be used both to obtain exposure to the commodity, currency, equity, and fixed income markets and to manage risk and limit exposure created by certain of the Fund’s investments. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. The Fund also intends to enter into short sales and invest in short positions of certain investments.

The Fund expects, under normal circumstances, to buy debt securities to collateralize its derivative investments, for liquidity purposes, or to enhance yield. The Fund may hold a diversified portfolio of fixed instruments of varying maturities, but that have an average duration of less than one year. In particular, the Fund may hold, without limitation, government money market instruments, such as U.S. Treasury securities and U.S. government agency discount notes and bonds with maturities of two years or less. In addition, the Fund may invest, without limitation, in bank obligations, which may include certificates of deposit, commercial paper, asset-backed commercial paper, unsecured bank promissory notes, bank loans, bankers’ acceptances, and time deposits. The Fund may also invest, without limitation, in other short-term instruments, such as loan participations, commercial paper, and repurchase agreements. The Fund will enter into repurchase agreements only with counterparties that are deemed to present acceptable credit risks. Bank obligations may be issued or backed by U.S. banks or be U.S. dollar-denominated obligations issued or guaranteed by foreign banks.

The Fund may invest, without limitation, in U.S. dollar-denominated investment grade debt securities, and may invest no more than 20% of assets in high yield securities, which are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities that the Advisor believes are of comparable quality. The Fund also may invest, without limitation, in mortgage-backed securities or in other asset-backed securities, including to-be-announced transactions. The Fund may invest, without limitation, in U.S. dollar-denominated debt securities of foreign issuers, including emerging market issuers, and may invest up to 10% of its assets in sovereign and corporate debt securities denominated in foreign currencies. The Advisor may attempt, but is not obligated, to reduce foreign currency exchange rate risk by entering into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). The Fund also may invest up to 25% of its assets in municipal securities. The Fund may invest in ETFs and other investment companies, certain of which may be advised by the Advisor, that provide exposure to fixed income securities similar to those securities in which the Fund may invest directly.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in “managed futures.” For these purposes, managed futures are investments in commodity, currency, equity, and fixed income futures, and financial-linked instruments, as well as other instruments that in combination have economic characteristics similar or equivalent to those of commodity, currency, equity, and fixed income futures contracts. This is a non-fundamental policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.

The Fund may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). The Subsidiary is advised by the Advisor and has the same investment objective as the Fund. Unlike the Fund, however, the Subsidiary may invest to a greater extent in commodity-linked derivative instruments. The Subsidiary’s investments in such instruments are subject to limits on leverage imposed by the 1940 Act. The Fund’s investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure to the investment returns of global commodity market.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance. High portfolio turnover may also result in high levels of short-term capital gains, which are generally taxable as ordinary income when distributed to shareholders. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Asset-backed and Mortgage-backed Securities Risk – As an investor in asset-backed securities, including mortgage-backed securities, the Fund generally will receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

Bank Obligations Risk – The Fund’s investments in bank obligations may expose it to adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks, including Yankee obligations, are subject to the same risks that pertain to domestic issuers, notably credit risk and market risk, but are also subject to certain additional risks such as adverse foreign political and economic developments, the extent and quality of foreign government regulation of the financial markets and institutions, foreign withholding taxes and other sovereign action such as nationalization or expropriation.

Call Risk/Prepayment Risk – During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. This may result in the Fund reinvesting proceeds at lower interest rates, resulting in a decline in the Fund’s income.

CFTC Regulatory Risk – The Commodity Futures Trading Commission (“CFTC”) has recently adopted amendments to certain CFTC rules, and is in the process of promulgating new rules, that subject the Fund, the Subsidiary, and the Advisor to certain CFTC disclosure, reporting, and recordkeeping requirements if the Fund and the Subsidiary do not operate within certain derivatives trading and marketing limitations. Compliance with these additional requirements will likely increase Fund and Subsidiary expenses and may adversely affect the Fund’s and the Subsidiary’s ability to obtain exposure to certain investments and the commodities market generally. Certain of the regulatory requirements that would apply to the Fund have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. Consistent with the Fund’s investment strategies and investment policies, the Advisor intends to maintain the flexibility to utilize certain derivatives beyond the CFTC’s new trading limitations and to comply with CFTC rules to the extent required to maintain such investment flexibility.

Commodity-linked Derivative Investment Risk – The Fund may invest in commodity-linked derivative instruments. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices. The Fund’s investment in commodity-related investment products may lead to losses in excess of the Fund’s investment in such products. Such losses can significantly and adversely affect the net asset value of the Fund and, consequently, a shareholder’s interest in the Fund.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Credit Risk – Issuers or guarantors of debt instruments or the counterparty to a repurchase agreement or loan of portfolio securities may be unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government generally have less credit risk than debt securities of non-government issuers. However, securities issued by certain U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. government. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the Fund’s income and share price.

Currency Risk – The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. To the extent the Fund invests in derivatives to seek to hedge risk or limit leveraged exposure created by other investments, there is no guarantee that such hedging strategies will be effective at managing risk or limiting exposure to leveraged investments. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Equity Risk – The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Extension Risk – An issuer may exercise its right to pay principal on an obligation later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease and the Fund’s performance may suffer from its inability to invest in higher yielding securities.

Financial Services Sector Risk – To the extent that certain of the Fund’s investments are focused in issuers conducting business in the financial services sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact on a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial services companies to incur large losses.

Fixed Income Risk – The Fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund’s investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk – The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Income Risk – Falling interest rates may cause the Fund’s income to decline.

Interest Rate Risk – The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.

Investment In Investment Companies Risk – Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Investment in the Subsidiary Risk – The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to shareholders of registered investment companies. By investing in the Subsidiary, the Fund is exposed to the risks of the Subsidiary’s investments, which in turn will be exposed primarily to the risks of investing in the commodities markets. The Fund also will incur its pro rata share of the expenses of the Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk – Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Issuer Specific Risk – A decrease in the value of the securities of an issuer or guarantor of a debt instrument held by the Fund may cause the value of your investment in the Fund to decrease. The value of a security may increase or decrease for a number of reasons which directly relate to the issuer.

Leveraging Risk – The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The use of derivatives and other similar financial instruments are an integral part of the Fund’s investment strategy and may expose the Fund to potentially dramatic losses (or gains) in the value of a derivative or other financial instrument and, thus, in the value the Fund’s portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such an investment. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value these investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Sector Risk – Through its investments in futures and similar instruments, the Fund may have significant exposure to one or more of the energy, precious and industrial metals, and agriculture sectors. As a result of this investment exposure, the Fund will be more susceptible to the risks associated with each sector than a fund that does not invest in such a manner. To the extent that the Fund has significant exposure to any of the energy, precious and industrial metals, and/or agriculture sectors, the Fund is subject to the risk that those sectors will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Tax Risk – To qualify for the favorable U.S. federal income tax treatment generally available to regulated investment companies, the Fund must derive at least 90% of its gross income for each taxable year from sources generating “qualifying income.” Income derived from direct and certain indirect investments in commodities is not qualifying income. The Fund has received a private letter ruling from the Internal Revenue Service that the income attributable to its investment in the Subsidiary will be qualifying income. The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which may invest in commodity-linked derivative instruments and other similar instruments. However, to the extent the Fund invests in such instruments directly, it may be subject to the risk that such instruments will not generate qualifying income and, thus, may compromise the Fund’s ability to qualify as a regulated investment company. The Fund has received a private letter ruling from the Internal Revenue Service that concludes that certain commodities-linked notes held by the Fund will produce qualifying income. If the Fund invests directly in commodity-linked derivative instruments and similar instruments that are not addressed in the private letter ruling, it will seek to restrict the resulting income from such instruments so that, when combined with its non-qualifying income, such income amounts to less than 10% of its gross income. The Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. Failure to comply with the qualifying income test would have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the Y-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Y-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.

The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The Fund’s investment objective and/or principal investment strategies changed on July 11, 2011, September 27, 2012, and January 29, 2013. Prior to January 29, 2013, the Fund sought to achieve positive absolute returns using an investment methodology based primarily on the systematic rules-based trend-following strategy of the S&P Diversified Trends Indicator® (the “S&P DTI”). Prior to July 11, 2011, the Fund sought to provide investment results that matched, before fees and expenses, the performance of the S&P DTI. Therefore, the performance and average annual total returns shown for periods prior to January 29, 2013 may have differed had the Fund’s current investment objective and principal investment strategy been in effect during those periods.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for the Y-Class Shares is based on a calendar year.

Highest Quarter Return (quarter ended 3/31/2011) 2.52%	Lowest Quarter Return (quarter ended 6/30/2012) -5.98%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2012)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Y Class Shares Managed Futures Strategy Fund	Label	Past 1 Year	Since Inception	Inception Date
Y-Class Shares	Return Before Taxes	(11.05%)	(6.46%)	Mar 29, 2010
Y-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(11.05%)	(6.46%)	Mar 29, 2010
Y-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(7.18%)	(5.44%)	Mar 29, 2010
Y-Class Shares BoFA Merrill Lynch 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	BoFA Merrill Lynch 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.11%	0.12%	Mar 29, 2010

[1]	"Other Expenses," "Other Expenses of the Fund," "Total Annual Fund Operating Expenses," and "Total Annual Fund Operating Expenses After Fee Waiver" have been restated to reflect current fees. Effective April 1, 2013, certain licensing arrangements were terminated resulting in the elimination of licensing fees previously paid by the Fund.

A Class, C Class and Institutional Class Shares | Managed Commodities Strategy Fund
Managed Commodities Strategy Fund (formerly, Long/Short Commodities Strategy Fund)
INVESTMENT OBJECTIVE
The Managed Commodities Strategy Fund (the “Fund”) seeks to achieve total returns with less volatility than the broad commodities markets.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares, C-Class Shares or Institutional Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 54 of this Prospectus and in the “A-Class Shares–Initial Sales Charges, Reductions, and Waivers” section beginning on page 58 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees A Class, C Class and Institutional Class Shares Managed Commodities Strategy Fund	A-Class Shares	C-Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses A Class, C Class and Institutional Class Shares Managed Commodities Strategy Fund		A-Class Shares	C-Class Shares	Institutional Class Shares
Management Fees of the Fund and the Subsidiary		1.06%	1.06%	1.06%
Distribution and/or Shareholder Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses of the Fund		0.53%	0.53%	0.53%
Other Expenses of the Subsidiary		0.01%	0.01%	0.01%
Other Expenses		0.54%	0.54%	0.54%
Total Annual Fund Operating Expenses		1.85%	2.60%	1.60%
Fee Waiver	[1]	0.16%	0.16%	0.15%
Total Annual Fund Operating Expenses After Fee Waiver		1.69%	2.44%	1.45%
[1]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund's Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example A Class, C Class and Institutional Class Shares Managed Commodities Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A-Class Shares	639	982	1,349	2,377
C-Class Shares	347	760	1,300	2,776
Institutional Class Shares	148	458	792	1,735

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
A Class, C Class and Institutional Class Shares Managed Commodities Strategy Fund C-Class Shares	247	760	1,300	2,776

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve total returns with less volatility than the broad commodities markets from long and/or short investments in commodities and other investment instruments. The Fund intends to invest in multiple proprietary and third-party investment strategies that seek to identify and profit from upcoming movements, in the global commodities markets.

The strategies may be quantitative or fundamental in nature, and may use market data and macroeconomic analysis to determine positions. The proprietary strategies may range from broad strategies that seek to provide exposure to all commodities markets, to focused strategies that seek to provide exposure to a single asset class, sector or a market.

The Fund generally will take a long position in a particular asset class, sector or market that the Advisor expects to rise in value and generally will take a short position in a particular asset class, sector, or market that the Advisor expects to fall in value. The Fund may also take a long position in a particular asset class, sector or market that the Advisor expects to fall in value and a short position in a particular asset class, sector, or market that the Advisor expects to rise in value to manage the risk of the Fund’s positions and strategies.

The Advisor sets both the long-term strategic weights across individual strategies, or group of strategies, as well as short-term tactical weightings, which may deviate from long-term strategic weights due to short-term market risks or opportunities. The Advisor will employ both quantitative and qualitative methods to assess and manage the level of risk and to seek to improve returns of the Fund over time. The Advisor in its discretion may establish long positions in excess of its short positions, and short positions in excess of its long positions; however, the Fund’s short positions will be fully covered at all times. The estimated risk of each position as measured by volatility, relative strengths of signals, certain macroeconomic views of the Advisor, and other factors, may be used to determine the relative size of positions. Risk-management strategies may be employed and seek to manage risk, improve returns over time, and mitigate declines in the market price of the Fund.

The Fund will seek to implement its investment strategies by investing in: commodity, currency, equity, fixed income and other futures, forwards, options, and options on futures; exchange-traded funds (“ETFs”); other pooled investment vehicles that provide exposure to the commodities, currency, equity and fixed income futures markets; commodity, currency, and financial-linked instruments, such as swap agreements and structured notes; exchange-traded notes (“ETNs”); and common stock. The Fund may purchase and sell options and futures contracts.

Investments in derivative instruments, such as futures, options, and forward contracts and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular trend resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 (the “1940 Act”) or to meet redemption requests. The Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant.

The Fund’s derivative investments will be used both to obtain exposure to the commodities markets and to manage risk and limit exposure created by certain of the Fund’s investments. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. The Fund also intends to enter into short sales and invest in short positions of certain investments.

The Fund expects, under normal circumstances, to buy debt securities to collateralize its derivative investments, for liquidity purposes, or to enhance yield. The Fund may hold a diversified portfolio of fixed instruments of varying maturities, but that have an average duration of less than one year. In particular, the Fund may hold, without limitation, government money market instruments, such as U.S. Treasury securities and U.S. government agency discount notes and bonds with maturities of two years or less. In addition, the Fund may invest, without limitation, in bank obligations, which may include certificates of deposit, commercial paper, asset-backed commercial paper, unsecured bank promissory notes, bank loans, bankers’ acceptances, and time deposits. The Fund may also invest, without limitation, in other short-term instruments, such as loan participations, commercial paper, and repurchase agreements. The Fund will enter into repurchase agreements only with counterparties that are deemed to present acceptable credit risks. Bank obligations may be issued or backed by U.S. banks or be U.S. dollar-denominated obligations issued or guaranteed by foreign banks.

The Fund may invest, without limitation, in U.S. dollar-denominated investment grade debt securities, and may invest no more than 20% of assets in high yield securities, which are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities that the Advisor believes are of comparable quality. The Fund also may invest, without limitation, in mortgage-backed securities or in other asset-backed securities, including to-be-announced transactions. The Fund may invest, without limitation, in U.S. dollar-denominated debt securities of foreign issuers, including emerging market issuers, and may invest up to 10% of its assets in sovereign and corporate debt securities denominated in foreign currencies. The Advisor may attempt, but is not obligated, to reduce foreign currency exchange rate risk by entering into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). The Fund also may invest up to 25% of its assets in municipal securities. The Fund may invest in ETFs and other investment companies, certain of which may be advised by the Advisor, that provide exposure to fixed income securities similar to those securities in which the Fund may invest directly.

The Fund also may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). The Subsidiary is advised by the Advisor, and has the same investment objective as the Fund. Unlike the Fund, however, the Subsidiary may invest to a greater extent in commodity-linked derivative instruments. The Subsidiary’s investments in such instruments are subject to limits on leverage imposed by the 1940 Act. The Fund’s investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure to the investment returns of global commodities markets.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Asset-Backed and Mortgage-Backed Securities Risk – As an investor in asset-backed securities, including mortgage-backed securities, the Fund generally will receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

Bank Obligations Risk – The Fund’s investments in bank obligations may expose it to adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks are also subject to certain additional risks such as adverse foreign political and economic developments.

CFTC Regulatory Risk – The Commodity Futures Trading Commission (“CFTC”) has recently adopted amendments to certain CFTC rules, and is in the process of promulgating new rules, that subject the Fund, the Subsidiary, and the Advisor to certain CFTC disclosure, reporting, and recordkeeping requirements if the Fund and the Subsidiary do not operate within certain derivatives trading and marketing limitations. Compliance with these additional requirements will likely increase Fund and Subsidiary expenses and may adversely affect the Fund’s and the Subsidiary’s ability to obtain exposure to certain investments and the commodities market generally. Certain of the regulatory requirements that would apply to the Fund have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. Consistent with the Fund’s investment strategies and investment policies, the Advisor intends to maintain the flexibility to utilize certain derivatives beyond the CFTC’s new trading limitations and to comply with CFTC rules to the extent required to maintain such investment flexibility.

Commodity-Linked Derivative Investment Risk – The Fund may invest in commodity-linked derivative instruments. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices. The Fund’s investment in commodity-related investment products may lead to losses in excess of the Fund’s investment in such products. Such losses can significantly and adversely affect the net asset value of the Fund and, consequently, a shareholder’s interest in the Fund.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Credit Risk – Issuers or guarantors of debt instruments or the counterparty to a repurchase agreement or loan of portfolio securities may be unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government generally have less credit risk than debt securities of non-government issuers. However, securities issued by certain U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. government. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the Fund’s income and share price.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. To the extent the Fund invests in derivatives to seek to hedge risk or limit leveraged exposure created by other investments, there is no guarantee that such hedging strategies will be effective at managing risk or limiting exposure to leveraged investments. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Equity Risk – The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Exchange-Traded Notes (ETNs) Risk – The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund’s decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Extension Risk – If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Financial Services Sector Risk – To the extent that certain of the Fund’s investments are focused in issuers conducting business in the financial services sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact on a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial services companies to incur large losses.

Fixed Income Risk – The Fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund’s investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk – The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Income Risk – Falling interest rates may cause the Fund’s income to decline.

Interest Rate Risk – The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Companies Risk – Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Investment in the Subsidiary Risk – The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to shareholders of registered investment companies. By investing in the Subsidiary, the Fund is exposed to the risks of the Subsidiary’s investments, which in turn will be exposed primarily to the risks of investing in the commodities markets. The Fund also will incur its pro rata share of the expenses of the Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk – Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Issuer Specific Risk – A decrease in the value of the securities of an issuer or guarantor of a debt instrument held by the Fund may cause the value of your investment in the Fund to decrease. The value of a security may increase or decrease for a number of reasons which directly relate to the issuer.

Leveraging Risk – The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund’s investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Prepayment or Call Risk – During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. If this happens, the Fund will be forced to reinvest prepayment proceeds at a time when yields on available securities are lower than the yield in the prepaid security. The Fund may also lose any premium it paid on the security.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Sector Risk – Through its investments in futures and similar instruments, the Fund may have significant exposure to one or more of the energy, precious and industrial metals, and agriculture sectors. As a result of this investment exposure, the Fund will be more susceptible to the risks associated with each sector than a fund that does not invest in such a manner. To the extent that the Fund has significant exposure to any of the energy, precious and industrial metals, and/or agriculture sectors, the Fund is subject to the risk that those sectors will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Tax Risk – To qualify for the favorable U.S. federal income tax treatment generally available to regulated investment companies, the Fund must derive at least 90% of its gross income for each taxable year from sources generating “qualifying income.” Income derived from direct and certain indirect investments in commodities is not qualifying income. The Fund has received a private letter ruling from the Internal Revenue Service that the income attributable to its investment in the Subsidiary will be qualifying income. The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which may invest in commodity-linked derivative instruments and other similar instruments. However, to the extent the Fund invests in such instruments directly, it may be subject to the risk that such instruments will not generate qualifying income and, thus, may compromise the Fund’s ability to qualify as a regulated investment company. The Fund has received a private letter ruling from the Internal Revenue Service that concludes that certain commodities-linked notes held by the Fund will produce qualifying income. If the Fund invests directly in commodity-linked derivative instruments and similar instruments that are not addressed in the private letter ruling, it will seek to restrict the resulting income from such instruments so that, when combined with its non-qualifying income, such income amounts to less than 10% of its gross income. The Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. Failure to comply with the qualifying income test would have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares, C-Class Shares and Institutional Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. Effective May 1, 2013, the Dow Jones-UBS Commodity Index will replace the JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index as the Fund’s primary comparative broad-based market index. The Advisor believes the Dow Jones-UBS Commodity Index is a more appropriate broad-based market index for purposes of comparing the Fund’s performance. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The Fund’s investment objective and principal investment strategies changed on July 11, 2011 and January 29, 2013. Prior to January 29, 2013, the Fund sought to provide positive total returns with less volatility than the broad commodity markets by investing in commodity constituents drawn from a limited investment universe of 14 components of the S&P GSCI™ Excess Return Index (Aluminum, Brent Crude, Copper, Corn, Crude Oil, Gold, Heating Oil, Lead, Natural Gas, Nickel, Silver, Soybeans, Unleaded Gasoline, and Wheat). Prior to July 11, 2011, the Fund sought to provide investment results that matched, before fees and expenses, the performance of the JPMorgan Core Commodity Investable Global Asset Rotator Sigma Long Short Total Return Index. Therefore, the performance and average annual total returns shown for periods prior to January 29, 2013 may have differed had the Fund’s current investment objective and principal investment strategy been in effect during those periods.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for the C-Class Shares is based on a calendar year.

Highest Quarter Return (quarter ended 12/31/2010) 12.49%	Lowest Quarter Return (quarter ended 9/30/2012) -21.02%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2012)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns A Class, C Class and Institutional Class Shares Managed Commodities Strategy Fund	Label	Past 1 Year	Since Inception	Inception Date
A-Class Shares	Return Before Taxes	(30.15%)	(7.42%)	Jun 25, 2009
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(30.15%)	(8.56%)	Jun 25, 2009
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(19.60%)	(6.72%)	Jun 25, 2009
A-Class Shares Dow Jones-UBS Commodity Index (reflects no deduction for fees, expenses or taxes)	Dow Jones-UBS Commodity Index (reflects no deduction for fees, expenses or taxes)	(1.06%)	3.22%	Jun 25, 2009
A-Class Shares JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index (reflects no deduction for fees, expenses or taxes)	JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index (reflects no deduction for fees, expenses or taxes)	(24.60%)	(2.75%)	Jun 25, 2009
C-Class Shares	Return Before Taxes	(27.92%)	(6.82%)	Jun 25, 2009
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(27.92%)	(7.99%)	Jun 25, 2009
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(18.15%)	(6.24%)	Jun 25, 2009
C-Class Shares Dow Jones-UBS Commodity Index (reflects no deduction for fees, expenses or taxes)	Dow Jones-UBS Commodity Index (reflects no deduction for fees, expenses or taxes)	(1.06%)	3.22%	Jun 25, 2009
C-Class Shares JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index (reflects no deduction for fees, expenses or taxes)	JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index (reflects no deduction for fees, expenses or taxes)	(24.60%)	(2.75%)	Jun 25, 2009
Institutional Class Shares	Return Before Taxes	(26.48%)	(9.66%)	May 3, 2010
Institutional Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(26.48%)	(11.12%)	May 3, 2010
Institutional Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(17.21%)	(8.76%)	May 3, 2010
Institutional Class Shares Dow Jones-UBS Commodity Index (reflects no deduction for fees, expenses or taxes)	Dow Jones-UBS Commodity Index (reflects no deduction for fees, expenses or taxes)	(1.06%)	1.30%	May 3, 2010
Institutional Class Shares JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index (reflects no deduction for fees, expenses or taxes)	JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index (reflects no deduction for fees, expenses or taxes)	(24.60%)	(7.49%)	May 3, 2010

A Class, C Class and Institutional Class Shares | Managed Futures Strategy Fund
Managed Futures Strategy Fund
INVESTMENT OBJECTIVE
The Managed Futures Strategy Fund (the “Fund”) seeks to achieve absolute returns.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares, C-Class Shares or Institutional Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 54 of this Prospectus and in the “A-Class Shares–Initial Sales Charges, Reductions, and Waivers” section beginning on page 58 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees A Class, C Class and Institutional Class Shares Managed Futures Strategy Fund	A-Class Shares	C-Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	[2]
Annual Fund Operating Expenses A Class, C Class and Institutional Class Shares Managed Futures Strategy Fund		A-Class Shares	C-Class Shares	Institutional Class Shares
Management Fees of the Fund and the Subsidiary		0.96%	0.96%	0.96%
Distribution and/or Shareholder Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses of the Fund		0.47%	0.46%	0.46%
Other Expenses of the Subsidiary	[1]	none	none	none
Other Expenses		0.47%	0.46%	0.46%
Total Annual Fund Operating Expenses		1.68%	2.42%	1.42%
Fee Waiver	[2]	0.07%	0.06%	0.06%
Total Annual Fund Operating Expenses After Fee Waiver		1.61%	2.36%	1.36%
[1]	Other Expenses of the Subsidiary were less than 0.01% for the fiscal year ended December 31, 2012.
[2]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund's Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example A Class, C Class and Institutional Class Shares Managed Futures Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A-Class Shares	631	959	1,310	2,295
C-Class Shares	339	737	1,260	2,696
Institutional Class Shares	138	431	745	1,635

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
A Class, C Class and Institutional Class Shares Managed Futures Strategy Fund C-Class Shares	239	737	1,260	2,696

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 172% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve absolute returns. The Fund intends to invest in multiple proprietary and third-party investment strategies that seek to identify and profit from upcoming movements in any combination of global fixed income, currency, commodity, or equity markets.

The strategies maybe quantitative or fundamental in nature, and may use market data and macroeconomic analysis to determine positions. The proprietary strategies may range from broad strategies that seek to provide exposure to all markets to focused strategies that seek to provide exposure to a single asset class, sector, or market.

The Fund generally will take a long position in a particular asset class, sector or market that the Advisor expects to rise in value and generally will take a short position in a particular asset class, sector or market that the Advisor expects to fall in value. The Fund may also take a long position in a particular asset class, sector or market that the Advisor expects to fall in value and may also take a short position in a particular asset class, sector, or market that the Advisor expects to rise in value to manage the risk of the Fund’s positions and strategies.

The Advisor sets both the long-term strategic weights across individual strategies, or group of strategies, as well as short-term tactical weightings, which may deviate from long-term strategic weights, due to short-term market risks or opportunities. The Advisor will employ both quantitative and qualitative methods to assess and manage the level of risk, and to seek to improve returns of the Fund over time. The Advisor in its discretion may establish long positions in excess of its short positions, and short positions in excess of its long positions; however, the Fund’s short positions will be fully covered at all times.

The estimated risk of each position as measured by volatility, relative strengths of signals, certain macroeconomic views of the Advisor, and other factors, may be used to determine the relative size of positions. Risk-management strategies may be employed and seek to manage risk, improve returns over time, and mitigate declines in the market price of the Fund.

The Fund will seek to implement its investment strategies by investing in: commodity, currency, equity, fixed income and other futures, forwards, options, and options on futures; exchange-traded funds (“ETFs”); other pooled investment vehicles that provide exposure to the commodity, currency, equity and fixed income futures markets; commodity, currency, and financial-linked instruments, such as swap agreements and structured notes; exchange-traded notes (“ETNs”); and common stock. The Fund may purchase and sell options and futures contracts.

Investments in derivative instruments, such as futures, options, and forward contracts and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular trend resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 (the “1940 Act”) or to meet redemption requests. The Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant.

The Fund’s derivative investments will be used both to obtain exposure to the commodity, currency, equity, and fixed income markets and to manage risk and limit exposure created by certain of the Fund’s investments. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. The Fund also intends to enter into short sales and invest in short positions of certain investments.

The Fund expects, under normal circumstances, to buy debt securities to collateralize its derivative investments, for liquidity purposes, or to enhance yield. The Fund may hold a diversified portfolio of fixed instruments of varying maturities, but that have an average duration of less than one year. In particular, the Fund may hold, without limitation, government money market instruments, such as U.S. Treasury securities and U.S. government agency discount notes and bonds with maturities of two years or less. In addition, the Fund may invest, without limitation, in bank obligations, which may include certificates of deposit, commercial paper, asset-backed commercial paper, unsecured bank promissory notes, bank loans, bankers’ acceptances, and time deposits. The Fund may also invest, without limitation, in other short-term instruments, such as loan participations, commercial paper, and repurchase agreements. The Fund will enter into repurchase agreements only with counterparties that are deemed to present acceptable credit risks. Bank obligations may be issued or backed by U.S. banks or be U.S. dollar-denominated obligations issued or guaranteed by foreign banks.

The Fund may invest, without limitation, in U.S. dollar-denominated investment grade debt securities, and may invest no more than 20% of assets in high yield securities, which are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities that the Advisor believes are of comparable quality. The Fund also may invest, without limitation, in mortgage-backed securities or in other asset-backed securities, including to-be-announced transactions. The Fund may invest, without limitation, in U.S. dollar-denominated debt securities of foreign issuers, including emerging market issuers, and may invest up to 10% of its assets in sovereign and corporate debt securities denominated in foreign currencies. The Advisor may attempt, but is not obligated, to reduce foreign currency exchange rate risk by entering into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). The Fund also may invest up to 25% of its assets in municipal securities. The Fund may invest in ETFs and other investment companies, certain of which may be advised by the Advisor, that provide exposure to fixed income securities similar to those securities in which the Fund may invest directly.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in “managed futures.” For these purposes, managed futures are investments in commodity, currency, equity, and fixed income futures, and financial-linked instruments, as well as other instruments that in combination have economic characteristics similar or equivalent to those of commodity, currency, equity, and fixed income futures contracts. This is a non-fundamental policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.

The Fund may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). The Subsidiary is advised by the Advisor and has the same investment objective as the Fund. Unlike the Fund, however, the Subsidiary may invest to a greater extent in commodity-linked derivative instruments. The Subsidiary’s investments in such instruments are subject to limits on leverage imposed by the 1940 Act. The Fund’s investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure to the investment returns of global commodity market.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance. High portfolio turnover may also result in high levels of short-term capital gains, which are generally taxable as ordinary income when distributed to shareholders. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Asset-Backed and Mortgage-Backed Securities Risk – As an investor in asset-backed securities, including mortgage-backed securities, the Fund generally will receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

Bank Obligations Risk – The Fund’s investments in bank obligations may expose it to adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks, including Yankee obligations, are subject to the same risks that pertain to domestic issuers, notably credit risk and market risk, but are also subject to certain additional risks such as adverse foreign political and economic developments, the extent and quality of foreign government regulation of the financial markets and institutions, foreign withholding taxes and other sovereign action such as nationalization or expropriation.

Call Risk/Prepayment Risk – During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. This may result in the Fund reinvesting proceeds at lower interest rates, resulting in a decline in the Fund’s income.

CFTC Regulatory Risk – The Commodity Futures Trading Commission (“CFTC”) has recently adopted amendments to certain CFTC rules, and is in the process of promulgating new rules, that subject the Fund, the Subsidiary, and the Advisor to certain CFTC disclosure, reporting, and recordkeeping requirements if the Fund and the Subsidiary do not operate within certain derivatives trading and marketing limitations. Compliance with these additional requirements will likely increase Fund and Subsidiary expenses and may adversely affect the Fund’s and the Subsidiary’s ability to obtain exposure to certain investments and the commodities market generally. Certain of the regulatory requirements that would apply to the Fund have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. Consistent with the Fund’s investment strategies and investment policies, the Advisor intends to maintain the flexibility to utilize certain derivatives beyond the CFTC’s new trading limitations and to comply with CFTC rules to the extent required to maintain such investment flexibility.

Commodity-Linked Derivative Investment Risk – The Fund may invest in commodity-linked derivative instruments. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices. The Fund’s investment in commodity-related investment products may lead to losses in excess of the Fund’s investment in such products. Such losses can significantly and adversely affect the net asset value of the Fund and, consequently, a shareholder’s interest in the Fund.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Credit Risk – Issuers or guarantors of debt instruments or the counterparty to a repurchase agreement or loan of portfolio securities may be unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government generally have less credit risk than debt securities of non-government issuers. However, securities issued by certain U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. government. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the Fund’s income and share price.

Currency Risk – The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. To the extent the Fund invests in derivatives to seek to hedge risk or limit leveraged exposure created by other investments, there is no guarantee that such hedging strategies will be effective at managing risk or limiting exposure to leveraged investments. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Equity Risk – The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Extension Risk – An issuer may exercise its right to pay principal on an obligation later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease and the Fund’s performance may suffer from its inability to invest in higher yielding securities.

Financial Services Sector Risk – To the extent that certain of the Fund’s investments are focused in issuers conducting business in the financial services sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact on a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial services companies to incur large losses.

Fixed Income Risk – The Fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund’s investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk – The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Income Risk – Falling interest rates may cause the Fund’s income to decline.

Interest Rate Risk – The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Companies Risk – Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Investment in the Subsidiary Risk – The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to shareholders of registered investment companies. By investing in the Subsidiary, the Fund is exposed to the risks of the Subsidiary’s investments, which in turn will be exposed primarily to the risks of investing in the commodities markets. The Fund also will incur its pro rata share of the expenses of the Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk – Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Issuer Specific Risk – A decrease in the value of the securities of an issuer or guarantor of a debt instrument held by the Fund may cause the value of your investment in the Fund to decrease. The value of a security may increase or decrease for a number of reasons which directly relate to the issuer.

Leveraging Risk – The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The use of derivatives and other similar financial instruments are an integral part of the Fund’s investment strategy and may expose the Fund to potentially dramatic losses (or gains) in the value of a derivative or other financial instrument and, thus, in the value the Fund’s portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such an investment. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value these investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Sector Risk – Through its investments in futures and similar instruments, the Fund may have significant exposure to one or more of the energy, precious and industrial metals, and agriculture sectors. As a result of this investment exposure, the Fund will be more susceptible to the risks associated with each sector than a fund that does not invest in such a manner. To the extent that the Fund has significant exposure to any of the energy, precious and industrial metals, and/or agriculture sectors, the Fund is subject to the risk that those sectors will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Tax Risk – To qualify for the favorable U.S. federal income tax treatment generally available to regulated investment companies, the Fund must derive at least 90% of its gross income for each taxable year from sources generating “qualifying income.” Income derived from direct and certain indirect investments in commodities is not qualifying income. The Fund has received a private letter ruling from the Internal Revenue Service that the income attributable to its investment in the Subsidiary will be qualifying income. The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which may invest in commodity-linked derivative instruments and other similar instruments. However, to the extent the Fund invests in such instruments directly, it may be subject to the risk that such instruments will not generate qualifying income and, thus, may compromise the Fund’s ability to qualify as a regulated investment company. The Fund has received a private letter ruling from the Internal Revenue Service that concludes that certain commodities-linked notes held by the Fund will produce qualifying income. If the Fund invests directly in commodity-linked derivative instruments and similar instruments that are not addressed in the private letter ruling, it will seek to restrict the resulting income from such instruments so that, when combined with its non-qualifying income, such income amounts to less than 10% of its gross income. The Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. Failure to comply with the qualifying income test would have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares, C-Class Shares and Institutional Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The Fund’s investment objective and/or principal investment strategies changed on July 11, 2011, September 27, 2012, and January 29, 2013. Prior to January 29, 2013, the Fund sought to achieve positive absolute returns using an investment methodology based primarily on the systematic rules-based trend-following strategy of the S&P Diversified Trends Indicator® (the “S&P DTI”). Prior to July 11, 2011, the Fund sought to provide investment results that matched, before fees and expenses, the performance of the S&P DTI. Therefore, the performance and average annual total returns shown for periods prior to January 29, 2013 may have differed had the Fund’s current investment objective and principal investment strategy been in effect during those periods.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for the C-Class Shares is based on a calendar year.

Highest Quarter Return (quarter ended 12/31/2008) 8.00%	Lowest Quarter Return (quarter ended 9/30/2008) -6.68%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2012)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns A Class, C Class and Institutional Class Shares Managed Futures Strategy Fund	Label	Past 1 Year	Past 5 Years	Since Inception	Inception Date
A-Class Shares	Return Before Taxes	(15.52%)	(4.75%)	(2.96%)	Mar 2, 2007
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(15.52%)	(4.94%)	(3.12%)	Mar 2, 2007
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(10.09%)	(4.03%)	(2.53%)	Mar 2, 2007
A-Class Shares BoFA Merrill Lynch 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	BoFA Merrill Lynch 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.11%	0.52%	1.14%	Mar 2, 2007
C-Class Shares	Return Before Taxes	(12.92%)	(4.55%)	(2.88%)	Mar 2, 2007
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(12.92%)	(4.74%)	(3.04%)	Mar 2, 2007
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(8.40%)	(3.86%)	(2.46%)	Mar 2, 2007
C-Class Shares BoFA Merrill Lynch 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	BoFA Merrill Lynch 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.11%	0.52%	1.14%	Mar 2, 2007
Institutional Class Shares	Return Before Taxes	(11.14%)		(6.51%)	May 3, 2010
Institutional Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(11.14%)		(6.51%)	May 3, 2010
Institutional Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(7.24%)		(5.49%)	May 3, 2010
Institutional Class Shares BoFA Merrill Lynch 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	BoFA Merrill Lynch 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.11%		0.12%	May 3, 2010

A Class, C Class and Institutional Class Shares | Multi-Hedge Strategies Fund
Multi-Hedge Strategies Fund
INVESTMENT OBJECTIVE
The Multi-Hedge Strategies Fund (the “Fund”) seeks long-term capital appreciation with less risk than traditional equity funds.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares, C-Class Shares or Institutional Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 54 of this Prospectus and in the “A-Class Shares–Initial Sales Charges, Reductions, and Waivers” section beginning on page 58 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees A Class, C Class and Institutional Class Shares Multi-Hedge Strategies Fund	A-Class Shares	C-Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses A Class, C Class and Institutional Class Shares Multi-Hedge Strategies Fund		A-Class Shares	C-Class Shares	Institutional Class Shares
Management Fees of the Fund and the Subsidiary		1.19%	1.19%	1.19%
Distribution and/or Shareholder Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses of the Fund		none	none	none
Other Expenses of the Subsidiary	[1]	none	none	none
Short Sales Dividend and Interest Expense		1.65%	1.66%	1.86%
Other Expenses		1.65%	1.66%	1.86%
Acquired Fund Fees and Expenses		0.19%	0.19%	0.19%
Total Annual Fund Operating Expenses	[2]	3.28%	4.04%	3.24%
Fee Waiver	[3]	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses After Fee Waiver	[2]	3.24%	4.00%	3.20%
[1]	Other Expenses of the Subsidiary were less than 0.01% for the fiscal year ended December 31, 2012.
[2]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[3]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund's Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example A Class, C Class and Institutional Class Shares Multi-Hedge Strategies Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A-Class Shares	786	1,426	2,087	3,847
C-Class Shares	502	1,218	2,051	4,206
Institutional Class Shares	323	986	1,674	3,503

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
A Class, C Class and Institutional Class Shares Multi-Hedge Strategies Fund C-Class Shares	402	1,218	2,051	4,206

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 465% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds. The allocation to these strategies is based on a proprietary evaluation of their risk and return characteristics. These investment strategies include, but are not limited to:

Long/Short Equity – Pursuant to a long/short equity investment strategy, portfolio managers seek to profit from investing on both the long and short sides of equity markets;

Equity Market Neutral – Pursuant to an equity market neutral investment strategy, portfolio managers seek to profit from exploiting pricing relationships between different equities or related securities while typically hedging exposure to overall equity market movements;

Fixed Income Strategies – Pursuant to fixed income long and short investment strategies, portfolio managers seek to profit from relationships between different fixed income securities or fixed income and equity securities; and leveraging long and short positions in securities that are related mathematically or economically;

Merger Arbitrage – Pursuant to a merger arbitrage investment strategy, portfolio managers invest simultaneously in long and short positions in both companies involved in a merger or acquisition; and

Global Macro – Pursuant to a global macro strategy, portfolio managers seek to profit from changes in currencies, commodity prices, and market volatility.

Each of these investment strategies may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominately have a long exposure to directional and non-directional positions. However, there may be times that the Fund will have a short exposure to directional and/or non-directional positions.

The Fund may use leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage. The Fund’s use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate hedge fund portfolio characteristics as well as providing risk diversification.

The Fund may be long or short in a broad mix of financial assets including small, mid, and large-capitalization U.S. and foreign common stocks, currencies, commodities, futures, options, swap agreements, high yield securities, securities of other investment companies, American Depositary Receipts (“ADRs”), exchange-traded funds (“ETFs”), and corporate debt. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. The Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. The Fund may use leverage to the extent permitted by applicable law by entering into borrowing transactions (principally lines of credit) for investment purposes. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Fund also may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). The Subsidiary is advised by the Advisor, and has the same investment objective as the Fund. Unlike the Fund, however, the Subsidiary may invest to a greater extent in commodity-linked derivative instruments. The Subsidiary’s investments in such instruments are subject to limits on leverage imposed by the Investment Company Act of 1940 (the “1940 Act”). The Fund’s investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure to the investment returns of global commodities markets.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Borrowing Risk – The Fund may borrow for several purposes, including investment purposes (i.e., to purchase additional portfolio securities). The Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. Borrowing also will cost the Fund interest expense and other fees. The cost of borrowing may reduce the Fund’s return. In addition to any more stringent terms imposed by a lender, the 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This would allow the Fund to borrow for such purposes an amount equal to as much as 33 1/3% of the value of its total assets. The Fund will borrow only if the value of the Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within three business days, the Fund will seek to reduce its borrowings to meet the requirement. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations reduce its asset coverage to less than 300%.

CFTC Regulatory Risk – The Commodity Futures Trading Commission (“CFTC”) has recently adopted amendments to certain CFTC rules, and is in the process of promulgating new rules, that subject the Fund, the Subsidiary, and the Advisor to certain CFTC disclosure, reporting, and recordkeeping requirements if the Fund and the Subsidiary do not operate within certain derivatives trading and marketing limitations. Compliance with these additional requirements will likely increase Fund and Subsidiary expenses and may adversely affect the Fund’s and the Subsidiary’s ability to obtain exposure to certain investments and the commodities market generally. Certain of the regulatory requirements that would apply to the Fund have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. Consistent with the Fund’s investment strategies and investment policies, the Advisor intends to maintain the flexibility to utilize certain derivatives beyond the CFTC’s new trading limitations and to comply with CFTC rules to the extent required to maintain such investment flexibility.

Commodity-Linked Derivative Investment Risk – The Fund may invest in commodity-linked derivative instruments. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices. The Fund’s investment in commodity-related investment products may lead to losses in excess of the Fund’s investment in such products. Such losses can significantly and adversely affect the net asset value of the Fund and, consequently, a shareholder’s interest in the Fund.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Currency Risk – The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. To the extent the Fund invests in derivatives to seek to hedge risk or limit leveraged exposure created by other investments, there is no guarantee that such hedging strategies will be effective at managing risk or limiting exposure to leveraged investments. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk – The Fund’s investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Equity Risk – The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Fixed Income Risk – The Fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund’s investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk – The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Investment in Investment Companies Risk – Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Investment in the Subsidiary Risk – The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to shareholders of registered investment companies. By investing in the Subsidiary, the Fund is exposed to the risks of the Subsidiary’s investments, which in turn will be exposed primarily to the risks of investing in the commodities markets. The Fund also will incur its pro rata share of the expenses of the Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Large-Capitalization Securities Risk – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk – The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund’s investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return. Leverage may also arise through the use of borrowings for investment purposes. To the extent the Fund purchases securities while it has outstanding borrowings, it is using leverage, i.e., using borrowed funds for investment. Leveraging will exaggerate the effect on the net asset value of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed for leveraging will be subject to interest costs that may or may not be recovered by appreciation of the securities purchased. The 1940 Act limits the Fund from borrowing in an amount no more than 33 1/3% of its assets.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Tax Risk – To qualify for the favorable U.S. federal income tax treatment generally available to regulated investment companies, the Fund must derive at least 90% of its gross income for each taxable year from sources generating “qualifying income.” Income derived from direct and certain indirect investments in commodities is not qualifying income. The Fund has received a private letter ruling from the Internal Revenue Service that the income attributable to its investment in the Subsidiary will be qualifying income. The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which may invest in commodity-linked derivative instruments and other similar instruments. However, to the extent the Fund invests in such instruments directly, it may be subject to the risk that such instruments will not generate qualifying income and, thus, may compromise the Fund’s ability to qualify as a regulated investment company. If the Fund invests directly in commodity-linked derivative instruments and similar instruments that are not addressed in the private letter ruling, it will seek to restrict the resulting income from such instruments so that, when combined with its non-qualifying income, such income amounts to less than 10% of its gross income. The Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. Failure to comply with the qualifying income test would have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares, C-Class Shares and Institutional Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index and the HFRX Global Hedge Fund Index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for the C-Class Shares is based on a calendar year.

Highest Quarter Return (quarter ended 9/30/2010) 4.49%	Lowest Quarter Return (quarter ended 12/31/2008) -10.61%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2012)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns A Class, C Class and Institutional Class Shares Multi-Hedge Strategies Fund	Label		Past 1 Year	Past 5 Years	Since Inception	Inception Date
A-Class Shares	Return Before Taxes		(2.83%)	(3.37%)	(0.96%)	Sep 19, 2005
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions		(2.83%)	(3.47%)	(1.29%)	Sep 19, 2005
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares		(1.84%)	(2.89%)	(0.98%)	Sep 19, 2005
A-Class Shares S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	4.23%	Sep 19, 2005
A-Class Shares HFRX Global Hedge Fund Index* (reflects no deduction for fees, expenses or taxes)	HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes)	[1]	3.58%	(2.89%)	(0.01%)	Sep 19, 2005
C-Class Shares	Return Before Taxes		0.23%	(3.16%)	(1.04%)	Sep 19, 2005
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions		0.23%	(3.27%)	(1.38%)	Sep 19, 2005
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares		0.15%	(2.72%)	(1.05%)	Sep 19, 2005
C-Class Shares S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	4.23%	Sep 19, 2005
C-Class Shares HFRX Global Hedge Fund Index* (reflects no deduction for fees, expenses or taxes)	HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes)	[1]	3.58%	(2.89%)	(0.01%)	Sep 19, 2005
Institutional Class Shares	Return Before Taxes		2.28%		4.22%	May 3, 2010
Institutional Class Shares After Taxes on Distributions	Return After Taxes on Distributions		2.28%		4.12%	May 3, 2010
Institutional Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares		1.48%		3.55%	May 3, 2010
Institutional Class Shares S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)		16.00%		8.96%	May 3, 2010
Institutional Class Shares HFRX Global Hedge Fund Index* (reflects no deduction for fees, expenses or taxes)	HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes)	[1]	3.58%		(1.16%)	May 3, 2010
[1]	The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of eight strategies; convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.

A Class, C Class and Institutional Class Shares | Commodities Strategy Fund
Commodities Strategy Fund
INVESTMENT OBJECTIVE

The Commodities Strategy Fund (the “Fund”) seeks to provide investment results that correlate, before fees and expenses, to the performance of a benchmark for commodities. The Fund’s current benchmark is the S&P GSCITM Commodity Index (the “underlying index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 54 of this Prospectus and in the “A-Class Shares–Initial Sales Charges, Reductions, and Waivers” section beginning on page 58 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees A Class, C Class and Institutional Class Shares Commodities Strategy Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses A Class, C Class and Institutional Class Shares Commodities Strategy Fund		A-Class Shares	C-Class Shares
Management Fees of the Fund and the Subsidiary		0.85%	0.85%
Distribution and/or Shareholder Service (12b-1) Fees		0.25%	1.00%
Other Expenses of the Fund		0.48%	0.48%
Other Expenses of the Subsidiary		0.01%	0.01%
Other Expenses		0.49%	0.49%
Total Annual Fund Operating Expenses		1.59%	2.34%
Fee Waiver	[1]	0.10%	0.10%
Total Annual Fund Operating Expenses After Fee Waiver		1.49%	2.24%
[1]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund's Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example A Class, C Class and Institutional Class Shares Commodities Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A-Class Shares	619	924	1,250	2,170
C-Class Shares	327	700	1,200	2,575

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
A Class, C Class and Institutional Class Shares Commodities Strategy Fund C-Class Shares	227	700	1,200	2,575

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks exposure to the performance of the commodities markets. The Fund will seek to gain exposure to the underlying index, a composite index of commodity sector returns, representing an unleveraged long-only investment in commodity futures that is broadly diversified across the spectrum of commodities, by investing in exchange-traded products, including investment companies and commodity pools, that provide exposure to the commodities markets and in commodity-linked derivative instruments, which primarily consist of structured notes, swap agreements, commodity options, and futures and options on futures. Investing in derivative instruments enables the Fund to pursue its objective without investing directly in physical commodities. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. Investments in derivative instruments, such as futures, options, and forward contracts and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular trend resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 (the “1940 Act”) or to meet redemption requests. The Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant. To the extent the underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. It is anticipated that the Fund’s investment exposure will tend to be heavily weighted toward oil and other energy-related commodities. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks.

The Fund also may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). The Subsidiary is advised by the Advisor, and has the same investment objective as the Fund. Unlike the Fund, however, the Subsidiary may invest to a greater extent in commodity-linked derivative instruments. The Subsidiary’s investments in such instruments are subject to limits on leverage imposed by the 1940 Act. The Fund’s investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure to the investment returns of global commodities markets.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests, to a significant extent, in companies or commodity-linked derivatives concentrated in the same economic sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance. High portfolio turnover may also and result in high levels of short-term capital gains, which are generally taxable as ordinary income when distributed to shareholders. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

CFTC Regulatory Risk – The Commodity Futures Trading Commission (“CFTC”) has recently adopted amendments to certain CFTC rules, and is in the process of promulgating new rules, that subject the Fund, the Subsidiary, and the Advisor to certain CFTC disclosure, reporting, and recordkeeping requirements if the Fund and the Subsidiary do not operate within certain derivatives trading and marketing limitations. Compliance with these additional requirements will likely increase Fund and Subsidiary expenses and may adversely affect the Fund’s and the Subsidiary’s ability to obtain exposure to certain investments and the commodities market generally. Certain of the regulatory requirements that would apply to the Fund have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. Consistent with the Fund’s investment strategies and investment policies, the Advisor intends to maintain the flexibility to utilize certain derivatives beyond the CFTC’s new trading limitations and to comply with CFTC rules to the extent required to maintain such investment flexibility.

Commodity-Linked Derivative Investment Risk – The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices. The Fund’s investment in commodity-related investment products may lead to losses in excess of the Fund’s investment in such products. Such losses can significantly and adversely affect the net asset value of the Fund and, consequently, a shareholder’s interest in the Fund.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. To the extent the Fund invests in derivatives to seek to hedge risk or limit leveraged exposure created by other investments, there is no guarantee that such hedging strategies will be effective at managing risk or limiting exposure to leveraged investments. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Equity Risk – The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Industry and Energy Sector Concentration Risk – The Fund invests, to a significant extent, in commodities or commodity-linked derivatives concentrated in the same economic sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. To the extent that the Fund’s investments are concentrated in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy companies also may fluctuate widely in response to such events.

Investment in Investment Companies Risk – Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Investment in the Subsidiary Risk – The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to shareholders of registered investment companies. By investing in the Subsidiary, the Fund is exposed to the risks of the Subsidiary’s investments, which in turn will be exposed primarily to the risks of investing in the commodities markets. The Fund also will incur its pro rata share of the expenses of the Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk – Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Leveraging Risk – The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund’s investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Tax Risk – To qualify for the favorable U.S. federal income tax treatment generally available to regulated investment companies, the Fund must derive at least 90% of its gross income for each taxable year from sources generating “qualifying income.” Income derived from direct and certain indirect investments in commodities is not qualifying income. The Fund has received a private letter ruling from the Internal Revenue Service that the income attributable to its investment in the Subsidiary will be qualifying income. The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which may invest in commodity-linked derivative instruments and other similar instruments. However, to the extent the Fund invests in such instruments directly, it may be subject to the risk that such instruments will not generate qualifying income and, thus, may compromise the Fund’s ability to qualify as a regulated investment company. If the Fund invests directly in commodity-linked derivative instruments and similar instruments that are not addressed in the private letter ruling, it will seek to restrict the resulting income from such instruments so that, when combined with its non-qualifying income, such income amounts to less than 10% of its gross income. The Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. Failure to comply with the qualifying income test would have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for the C-Class Shares is based on a calendar year.

Highest Quarter Return (quarter ended 6/30/2008) 27.43%	Lowest Quarter Return (quarter ended 12/31/2008) -47.70%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2012)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns A Class, C Class and Institutional Class Shares Commodities Strategy Fund	Label	Past 1 Year	Past 5 Years	Since Inception	Inception Date
A-Class Shares	Return Before Taxes	(6.33%)	(11.18%)	(5.23%)	May 25, 2005
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(7.18%)	(11.86%)	(5.74%)	May 25, 2005
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(4.12%)	(9.48%)	(4.59%)	May 25, 2005
A-Class Shares S&P GSCITM��Commodity Index��(reflects no deduction for fees, expenses or taxes)	S&P GSCITM Commodity Index (reflects no deduction for fees, expenses or taxes)	0.08%	(8.12%)	(2.13%)	May 25, 2005
C-Class Shares	Return Before Taxes	(3.32%)	(10.96%)	(5.33%)	May 25, 2005
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(4.27%)	(11.67%)	(5.86%)	May 25, 2005
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(2.17%)	(9.32%)	(4.67%)	May 25, 2005
C-Class Shares S&P GSCITM��Commodity Index��(reflects no deduction for fees, expenses or taxes)	S&P GSCITM Commodity Index (reflects no deduction for fees, expenses or taxes)	0.08%	(8.12%)	(2.13%)	May 25, 2005

H Class Shares | Managed Commodities Strategy Fund
Managed Commodities Strategy Fund (Formerly, Long/Short Commodities Strategy Fund)
INVESTMENT OBJECTIVE
The Managed Commodities Strategy Fund (the “Fund”) seeks to achieve total returns with less volatility than the broad commodities markets.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees (USD $)	H Class Shares Managed Commodities Strategy Fund H-Class Shares
Shareholder Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses		H Class Shares Managed Commodities Strategy Fund H-Class Shares
Management Fees of the Fund and the Subsidiary		1.06%
Distribution (12b-1) Fees		0.0025
Other Expenses of the Fund		0.53%
Other Expenses of the Subsidiary		0.01%
Other Expenses		0.54%
Total Annual Fund Operating Expenses		1.85%
Fee Waiver	[1]	0.16%
Total Annual Fund Operating Expenses After Fee Waiver		1.69%
[1]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund's Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
H Class Shares Managed Commodities Strategy Fund H-Class Shares	172	532	917	1,997

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve total returns with less volatility than the broad commodities markets from long and/or short investments in commodities and other investment instruments. The Fund intends to invest in multiple proprietary and third-party investment strategies that seek to identify and profit from upcoming movements, in the global commodities markets.

The strategies may be quantitative or fundamental in nature, and may use market data and macroeconomic analysis to determine positions. The proprietary strategies may range from broad strategies that seek to provide exposure to all commodities markets, to focused strategies that seek to provide exposure to a single asset class, sector or a market.

The Fund generally will take a long position in a particular asset class, sector or market that the Advisor expects to rise in value and generally will take a short position in a particular asset class, sector, or market that the Advisor expects to fall in value. The Fund may also take a long position in a particular asset class, sector or market that the Advisor expects to fall in value and a short position in a particular asset class, sector, or market that the Advisor expects to rise in value to manage the risk of the Fund’s positions and strategies.

The Advisor sets both the long-term strategic weights across individual strategies, or group of strategies, as well as short-term tactical weightings, which may deviate from long-term strategic weights due to short-term market risks or opportunities. The Advisor will employ both quantitative and qualitative methods to assess and manage the level of risk and to seek to improve returns of the Fund over time. The Advisor in its discretion may establish long positions in excess of its short positions, and short positions in excess of its long positions; however, the Fund’s short positions will be fully covered at all times. The estimated risk of each position as measured by volatility, relative strengths of signals, certain macroeconomic views of the Advisor, and other factors, may be used to determine the relative size of positions. Risk-management strategies may be employed and seek to manage risk, improve returns over time, and mitigate declines in the market price of the Fund.

The Fund will seek to implement its investment strategies by investing in: commodity, currency, equity, fixed income and other futures, forwards, options, and options on futures; exchange-traded funds (“ETFs”); other pooled investment vehicles that provide exposure to the commodities, currency, equity and fixed income futures markets; commodity, currency, and financial-linked instruments, such as swap agreements and structured notes; exchange-traded notes (“ETNs”); and common stock. The Fund may purchase and sell options and futures contracts.

Investments in derivative instruments, such as futures, options, and forward contracts and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular trend resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 (the “1940 Act”) or to meet redemption requests. The Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant.

The Fund’s derivative investments will be used both to obtain exposure to the commodities markets and to manage risk and limit exposure created by certain of the Fund’s investments. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. The Fund also intends to enter into short sales and invest in short positions of certain investments.

The Fund expects, under normal circumstances, to buy debt securities to collateralize its derivative investments, for liquidity purposes, or to enhance yield. The Fund may hold a diversified portfolio of fixed instruments of varying maturities, but that have an average duration of less than one year. In particular, the Fund may hold, without limitation, government money market instruments, such as U.S. Treasury securities and U.S. government agency discount notes and bonds with maturities of two years or less. In addition, the Fund may invest, without limitation, in bank obligations, which may include certificates of deposit, commercial paper, asset-backed commercial paper, unsecured bank promissory notes, bank loans, bankers’ acceptances, and time deposits. The Fund may also invest, without limitation, in other short-term instruments, such as loan participations, commercial paper, and repurchase agreements. The Fund will enter into repurchase agreements only with counterparties that are deemed to present acceptable credit risks. Bank obligations may be issued or backed by U.S. banks or be U.S. dollar-denominated obligations issued or guaranteed by foreign banks.

The Fund may invest, without limitation, in U.S. dollar-denominated investment grade debt securities, and may invest no more than 20% of assets in high yield securities, which are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities that the Advisor believes are of comparable quality. The Fund also may invest, without limitation, in mortgage-backed securities or in other asset-backed securities, including to-be-announced transactions. The Fund may invest, without limitation, in U.S. dollar-denominated debt securities of foreign issuers, including emerging market issuers, and may invest up to 10% of its assets in sovereign and corporate debt securities denominated in foreign currencies. The Advisor may attempt, but is not obligated, to reduce foreign currency exchange rate risk by entering into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). The Fund also may invest up to 25% of its assets in municipal securities. The Fund may invest in ETFs and other investment companies, certain of which may be advised by the Advisor, that provide exposure to fixed income securities similar to those securities in which the Fund may invest directly.

The Fund also may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). The Subsidiary is advised by the Advisor, and has the same investment objective as the Fund. Unlike the Fund, however, the Subsidiary may invest to a greater extent in commodity-linked derivative instruments. The Subsidiary’s investments in such instruments are subject to limits on leverage imposed by the 1940 Act. The Fund’s investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure to the investment returns of global commodities markets.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Asset-Backed and Mortgage-Backed Securities Risk – As an investor in asset-backed securities, including mortgage-backed securities, the Fund generally will receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

Bank Obligations Risk – The Fund’s investments in bank obligations may expose it to adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks are also subject to certain additional risks such as adverse foreign political and economic developments.

CFTC Regulatory Risk – The Commodity Futures Trading Commission (“CFTC”) has recently adopted amendments to certain CFTC rules, and is in the process of promulgating new rules, that subject the Fund, the Subsidiary, and the Advisor to certain CFTC disclosure, reporting, and recordkeeping requirements if the Fund and the Subsidiary do not operate within certain derivatives trading and marketing limitations. Compliance with these additional requirements will likely increase Fund and Subsidiary expenses and may adversely affect the Fund’s and the Subsidiary’s ability to obtain exposure to certain investments and the commodities market generally. Certain of the regulatory requirements that would apply to the Fund have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. Consistent with the Fund’s investment strategies and investment policies, the Advisor intends to maintain the flexibility to utilize certain derivatives beyond the CFTC’s new trading limitations and to comply with CFTC rules to the extent required to maintain such investment flexibility.

Commodity-Linked Derivative Investment Risk – The Fund may invest in commodity-linked derivative instruments. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices. The Fund’s investment in commodity-related investment products may lead to losses in excess of the Fund’s investment in such products. Such losses can significantly and adversely affect the net asset value of the Fund and, consequently, a shareholder’s interest in the Fund.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Credit Risk – Issuers or guarantors of debt instruments or the counterparty to a repurchase agreement or loan of portfolio securities may be unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government generally have less credit risk than debt securities of non-government issuers. However, securities issued by certain U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. government. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the Fund’s income and share price.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. To the extent the Fund invests in derivatives to seek to hedge risk or limit leveraged exposure created by other investments, there is no guarantee that such hedging strategies will be effective at managing risk or limiting exposure to leveraged investments. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Equity Risk – The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Exchange-Traded Notes (ETNs) Risk – The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund’s decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Extension Risk – If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Financial Services Sector Risk – To the extent that certain of the Fund’s investments are focused in issuers conducting business in the financial services sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact on a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial services companies to incur large losses.

Fixed Income Risk – The Fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund’s investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk – The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Income Risk – Falling interest rates may cause the Fund’s income to decline.

Interest Rate Risk – The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Companies Risk – Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Investment in the Subsidiary Risk – The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to shareholders of registered investment companies. By investing in the Subsidiary, the Fund is exposed to the risks of the Subsidiary’s investments, which in turn will be exposed primarily to the risks of investing in the commodities markets. The Fund also will incur its pro rata share of the expenses of the Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk – Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Issuer Specific Risk – A decrease in the value of the securities of an issuer or guarantor of a debt instrument held by the Fund may cause the value of your investment in the Fund to decrease. The value of a security may increase or decrease for a number of reasons which directly relate to the issuer.

Leveraging Risk – The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund’s investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Prepayment or Call Risk – During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. If this happens, the Fund will be forced to reinvest prepayment proceeds at a time when yields on available securities are lower than the yield in the prepaid security. The Fund may also lose any premium it paid on the security.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Sector Risk – Through its investments in futures and similar instruments, the Fund may have significant exposure to one or more of the energy, precious and industrial metals, and agriculture sectors. As a result of this investment exposure, the Fund will be more susceptible to the risks associated with each sector than a fund that does not invest in such a manner. To the extent that the Fund has significant exposure to any of the energy, precious and industrial metals, and/or agriculture sectors, the Fund is subject to the risk that those sectors will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Tax Risk – To qualify for the favorable U.S. federal income tax treatment generally available to regulated investment companies, the Fund must derive at least 90% of its gross income for each taxable year from sources generating “qualifying income.” Income derived from direct and certain indirect investments in commodities is not qualifying income. The Fund has received a private letter ruling from the Internal Revenue Service that the income attributable to its investment in the Subsidiary will be qualifying income. The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which may invest in commodity-linked derivative instruments and other similar instruments. However, to the extent the Fund invests in such instruments directly, it may be subject to the risk that such instruments will not generate qualifying income and, thus, may compromise the Fund’s ability to qualify as a regulated investment company. The Fund has received a private letter ruling from the Internal Revenue Service that concludes that certain commodities-linked notes held by the Fund will produce qualifying income. If the Fund invests directly in commodity-linked derivative instruments and similar instruments that are not addressed in the private letter ruling, it will seek to restrict the resulting income from such instruments so that, when combined with its non-qualifying income, such income amounts to less than 10% of its gross income. The Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. Failure to comply with the qualifying income test would have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. Effective May 1, 2013, the Dow Jones-UBS Commodity Index will replace the JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index as the Fund’s primary comparative broad-based market index. The Advisor believes the Dow Jones-UBS Commodity Index is a more appropriate broad-based market index for purposes of comparing the Fund’s performance. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The Fund’s investment objective and principal investment strategies changed on July 11, 2011 and January 29, 2013. Prior to January 29, 2013, the Fund sought to provide positive total returns with less volatility than the broad commodity markets by investing in commodity constituents drawn from a limited investment universe of 14 components of the S&P GSCI™ Excess Return Index (Aluminum, Brent Crude, Copper, Corn, Crude Oil, Gold, Heating Oil, Lead, Natural Gas, Nickel, Silver, Soybeans, Unleaded Gasoline, and Wheat). Prior to July 11, 2011, the Fund sought to provide investment results that matched, before fees and expenses, the performance of the JPMorgan Core Commodity Investable Global Asset Rotator Sigma Long Short Total Return Index. Therefore, the performance and average annual total returns shown for periods prior to January 29, 2013 may have differed had the Fund’s current investment objective and principal investment strategy been in effect during those periods.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for the H-Class Shares is based on a calendar year.

Highest Quarter Return (quarter ended 12/31/2010) 12.70%	Lowest Quarter Return (quarter ended 9/30/2012) -20.89%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2012)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns H Class Shares Managed Commodities Strategy Fund	Label	Past 1 Year	Since Inception	Inception Date
H-Class Shares	Return Before Taxes	(26.63%)	(6.12%)	Jun 25, 2009
H-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(26.63%)	(7.28%)	Jun 25, 2009
H-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(17.31%)	(5.66%)	Jun 25, 2009
H-Class Shares Dow Jones-UBS Commodity Index (reflects no deduction for fees, expenses or taxes)	Dow Jones-UBS Commodity Index (reflects no deduction for fees, expenses or taxes)	(1.06%)	3.22%	Jun 25, 2009
H-Class Shares JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index (reflects no deduction for fees, expenses or taxes)	JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index (reflects no deduction for fees, expenses or taxes)	(24.60%)	(2.75%)	Jun 25, 2009

H Class Shares | Managed Futures Strategy Fund
Managed Futures Strategy Fund
INVESTMENT OBJECTIVE
The Managed Futures Strategy Fund (the “Fund”) seeks to achieve absolute returns.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees (USD $)	H Class Shares Managed Futures Strategy Fund H-Class Shares
Shareholder Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	[2]
Annual Fund Operating Expenses		H Class Shares Managed Futures Strategy Fund H-Class Shares
Management Fees of the Fund and the Subsidiary		0.96%
Distribution (12b-1) Fees		0.0025
Other Expenses of the Fund		0.46%
Other Expenses of the Subsidiary	[1]	none
Other Expenses		0.46%
Total Annual Fund Operating Expenses		1.67%
Fee Waiver	[2]	0.06%
Total Annual Fund Operating Expenses After Fee Waiver		1.61%
[1]	Other Expenses of the Subsidiary were less than 0.01% for the fiscal year ended December 31, 2012.
[2]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund's Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
H Class Shares Managed Futures Strategy Fund H-Class Shares	164	508	876	1,911

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 172% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve absolute returns. The Fund intends to invest in multiple proprietary and third-party investment strategies that seek to identify and profit from upcoming movements in any combination of global fixed income, currency, commodity, or equity markets.

The strategies maybe quantitative or fundamental in nature, and may use market data and macroeconomic analysis to determine positions. The proprietary strategies may range from broad strategies that seek to provide exposure to all markets to focused strategies that seek to provide exposure to a single asset class, sector, or market.

The Fund generally will take a long position in a particular asset class, sector or market that the Advisor expects to rise in value and generally will take a short position in a particular asset class, sector or market that the Advisor expects to fall in value. The Fund may also take a long position in a particular asset class, sector or market that the Advisor expects to fall in value and may also take a short position in a particular asset class, sector, or market that the Advisor expects to rise in value to manage the risk of the Fund’s positions and strategies.

The Advisor sets both the long-term strategic weights across individual strategies, or group of strategies, as well as short-term tactical weightings, which may deviate from long-term strategic weights, due to short-term market risks or opportunities. The Advisor will employ both quantitative and qualitative methods to assess and manage the level of risk, and to seek to improve returns of the Fund over time. The Advisor in its discretion may establish long positions in excess of its short positions, and short positions in excess of its long positions; however, the Fund’s short positions will be fully covered at all times.

The estimated risk of each position as measured by volatility, relative strengths of signals, certain macroeconomic views of the Advisor, and other factors, may be used to determine the relative size of positions. Risk-management strategies may be employed and seek to manage risk, improve returns over time, and mitigate declines in the market price of the Fund.

The Fund will seek to implement its investment strategies by investing in: commodity, currency, equity, fixed income and other futures, forwards, options, and options on futures; exchange-traded funds (“ETFs”); other pooled investment vehicles that provide exposure to the commodity, currency, equity and fixed income futures markets; commodity, currency, and financial-linked instruments, such as swap agreements and structured notes; exchange-traded notes (“ETNs”); and common stock. The Fund may purchase and sell options and futures contracts.

Investments in derivative instruments, such as futures, options, and forward contracts and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular trend resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 (the “1940 Act”) or to meet redemption requests. The Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant.

The Fund’s derivative investments will be used both to obtain exposure to the commodity, currency, equity, and fixed income markets and to manage risk and limit exposure created by certain of the Fund’s investments. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. The Fund also intends to enter into short sales and invest in short positions of certain investments.

The Fund expects, under normal circumstances, to buy debt securities to collateralize its derivative investments, for liquidity purposes, or to enhance yield. The Fund may hold a diversified portfolio of fixed instruments of varying maturities, but that have an average duration of less than one year. In particular, the Fund may hold, without limitation, government money market instruments, such as U.S. Treasury securities and U.S. government agency discount notes and bonds with maturities of two years or less. In addition, the Fund may invest, without limitation, in bank obligations, which may include certificates of deposit, commercial paper, asset-backed commercial paper, unsecured bank promissory notes, bank loans, bankers’ acceptances, and time deposits. The Fund may also invest, without limitation, in other short-term instruments, such as loan participations, commercial paper, and repurchase agreements. The Fund will enter into repurchase agreements only with counterparties that are deemed to present acceptable credit risks. Bank obligations may be issued or backed by U.S. banks or be U.S. dollar-denominated obligations issued or guaranteed by foreign banks.

The Fund may invest, without limitation, in U.S. dollar-denominated investment grade debt securities, and may invest no more than 20% of assets in high yield securities, which are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities that the Advisor believes are of comparable quality. The Fund also may invest, without limitation, in mortgage-backed securities or in other asset-backed securities, including to-be-announced transactions. The Fund may invest, without limitation, in U.S. dollar-denominated debt securities of foreign issuers, including emerging market issuers, and may invest up to 10% of its assets in sovereign and corporate debt securities denominated in foreign currencies. The Advisor may attempt, but is not obligated, to reduce foreign currency exchange rate risk by entering into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). The Fund also may invest up to 25% of its assets in municipal securities. The Fund may invest in ETFs and other investment companies, certain of which may be advised by the Advisor, that provide exposure to fixed income securities similar to those securities in which the Fund may invest directly.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in “managed futures.” For these purposes, managed futures are investments in commodity, currency, equity, and fixed income futures, and financial-linked instruments, as well as other instruments that in combination have economic characteristics similar or equivalent to those of commodity, currency, equity, and fixed income futures contracts. This is a non-fundamental policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.

The Fund may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). The Subsidiary is advised by the Advisor and has the same investment objective as the Fund. Unlike the Fund, however, the Subsidiary may invest to a greater extent in commodity-linked derivative instruments. The Subsidiary’s investments in such instruments are subject to limits on leverage imposed by the 1940 Act. The Fund’s investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure to the investment returns of global commodity market.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance. High portfolio turnover may also result in high levels of short-term capital gains, which are generally taxable as ordinary income when distributed to shareholders. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Asset-Backed and Mortgage-Backed Securities Risk – As an investor in asset-backed securities, including mortgage-backed securities, the Fund generally will receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

Bank Obligations Risk – The Fund’s investments in bank obligations may expose it to adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks, including Yankee obligations, are subject to the same risks that pertain to domestic issuers, notably credit risk and market risk, but are also subject to certain additional risks such as adverse foreign political and economic developments, the extent and quality of foreign government regulation of the financial markets and institutions, foreign withholding taxes and other sovereign action such as nationalization or expropriation.

Call Risk/Prepayment Risk – During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. This may result in the Fund reinvesting proceeds at lower interest rates, resulting in a decline in the Fund’s income.

CFTC Regulatory Risk – The Commodity Futures Trading Commission (“CFTC”) has recently adopted amendments to certain CFTC rules, and is in the process of promulgating new rules, that subject the Fund, the Subsidiary, and the Advisor to certain CFTC disclosure, reporting, and recordkeeping requirements if the Fund and the Subsidiary do not operate within certain derivatives trading and marketing limitations. Compliance with these additional requirements will likely increase Fund and Subsidiary expenses and may adversely affect the Fund’s and the Subsidiary’s ability to obtain exposure to certain investments and the commodities market generally. Certain of the regulatory requirements that would apply to the Fund have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. Consistent with the Fund’s investment strategies and investment policies, the Advisor intends to maintain the flexibility to utilize certain derivatives beyond the CFTC’s new trading limitations and to comply with CFTC rules to the extent required to maintain such investment flexibility.

Commodity-Linked Derivative Investment Risk – The Fund may invest in commodity-linked derivative instruments. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices. The Fund’s investment in commodity-related investment products may lead to losses in excess of the Fund’s investment in such products. Such losses can significantly and adversely affect the net asset value of the Fund and, consequently, a shareholder’s interest in the Fund.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Credit Risk – Issuers or guarantors of debt instruments or the counterparty to a repurchase agreement or loan of portfolio securities may be unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government generally have less credit risk than debt securities of non-government issuers. However, securities issued by certain U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. government. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the Fund’s income and share price.

Currency Risk – The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. To the extent the Fund invests in derivatives to seek to hedge risk or limit leveraged exposure created by other investments, there is no guarantee that such hedging strategies will be effective at managing risk or limiting exposure to leveraged investments. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Equity Risk – The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Extension Risk – An issuer may exercise its right to pay principal on an obligation later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease and the Fund’s performance may suffer from its inability to invest in higher yielding securities.

Financial Services Sector Risk – To the extent that certain of the Fund’s investments are focused in issuers conducting business in the financial services sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact on a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial services companies to incur large losses.

Fixed Income Risk – The Fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund’s investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk – The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Income Risk – Falling interest rates may cause the Fund’s income to decline.

Interest Rate Risk – The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Companies Risk – Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Investment in the Subsidiary Risk – The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to shareholders of registered investment companies. By investing in the Subsidiary, the Fund is exposed to the risks of the Subsidiary’s investments, which in turn will be exposed primarily to the risks of investing in the commodities markets. The Fund also will incur its pro rata share of the expenses of the Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk – Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Issuer Specific Risk – A decrease in the value of the securities of an issuer or guarantor of a debt instrument held by the Fund may cause the value of your investment in the Fund to decrease. The value of a security may increase or decrease for a number of reasons which directly relate to the issuer.

Leveraging Risk – The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The use of derivatives and other similar financial instruments are an integral part of the Fund’s investment strategy and may expose the Fund to potentially dramatic losses (or gains) in the value of a derivative or other financial instrument and, thus, in the value the Fund’s portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such an investment. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value these investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Sector Risk – Through its investments in futures and similar instruments, the Fund may have significant exposure to one or more of the energy, precious and industrial metals, and agriculture sectors. As a result of this investment exposure, the Fund will be more susceptible to the risks associated with each sector than a fund that does not invest in such a manner. To the extent that the Fund has significant exposure to any of the energy, precious and industrial metals, and/or agriculture sectors, the Fund is subject to the risk that those sectors will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Tax Risk – To qualify for the favorable U.S. federal income tax treatment generally available to regulated investment companies, the Fund must derive at least 90% of its gross income for each taxable year from sources generating “qualifying income.” Income derived from direct and certain indirect investments in commodities is not qualifying income. The Fund has received a private letter ruling from the Internal Revenue Service that the income attributable to its investment in the Subsidiary will be qualifying income. The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which may invest in commodity-linked derivative instruments and other similar instruments. However, to the extent the Fund invests in such instruments directly, it may be subject to the risk that such instruments will not generate qualifying income and, thus, may compromise the Fund’s ability to qualify as a regulated investment company. The Fund has received a private letter ruling from the Internal Revenue Service that concludes that certain commodities-linked notes held by the Fund will produce qualifying income. If the Fund invests directly in commodity-linked derivative instruments and similar instruments that are not addressed in the private letter ruling, it will seek to restrict the resulting income from such instruments so that, when combined with its non-qualifying income, such income amounts to less than 10% of its gross income. The Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. Failure to comply with the qualifying income test would have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The Fund’s investment objective and/or principal investment strategies changed on July 11, 2011, September 27, 2012, and January 29, 2013. Prior to January 29, 2013, the Fund sought to achieve positive absolute returns using an investment methodology based primarily on the systematic rules-based trend-following strategy of the S&P Diversified Trends Indicator® (the “S&P DTI”). Prior to July 11, 2011, the Fund sought to provide investment results that matched, before fees and expenses, the performance of the S&P DTI. Therefore, the performance and average annual total returns shown for periods prior to January 29, 2013 may have differed had the Fund’s current investment objective and principal investment strategy been in effect during those periods.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for the H-Class Shares is based on a calendar year.

Highest Quarter Return (quarter ended 12/31/2008) 8.21%	Lowest Quarter Return (quarter ended 9/30/2008) -6.51%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2012)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns H Class Shares Managed Futures Strategy Fund	Label	Past 1 Year	Past 5 Years	Since Inception	Inception Date
H-Class Shares	Return Before Taxes	(11.32%)	(3.82%)	(2.14%)	Mar 2, 2007
H-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(11.32%)	(4.01%)	(2.31%)	Mar 2, 2007
H-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(7.36%)	(3.26%)	(1.85%)	Mar 2, 2007
H-Class Shares BoFA Merrill Lynch 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	BoFA Merrill Lynch 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.11%	0.52%	1.14%	Mar 2, 2007

H Class Shares | Multi-Hedge Strategies Fund
Multi-Hedge Strategies Fund
INVESTMENT OBJECTIVE
The Multi-Hedge Strategies Fund (the “Fund”) seeks long-term capital appreciation with less risk than traditional equity funds.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees (USD $)	H Class Shares Multi-Hedge Strategies Fund H-Class Shares
Shareholder Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		H Class Shares Multi-Hedge Strategies Fund H-Class Shares
Management Fees of the Fund and the Subsidiary		1.19%
Distribution (12b-1) Fees		0.0025
Other Expenses of the Fund		none
Other Expenses of the Subsidiary	[1]	none
Short Sales Dividend and Interest Expense		1.63%
Other Expenses		1.63%
Acquired Fund Fees and Expenses		0.19%
Total Annual Fund Operating Expenses	[2]	3.26%
Fee Waiver	[3]	0.04%
Total Annual Fund Operating Expenses After Fee Waiver	[2]	3.22%
[1]	Other Expenses of the Subsidiary were less than 0.01% for the fiscal year ended December 31, 2012.
[2]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[3]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund's Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
H Class Shares Multi-Hedge Strategies Fund H-Class Shares	325	992	1,683	3,522

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 465% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds. The allocation to these strategies is based on a proprietary evaluation of their risk and return characteristics. These investment strategies include, but are not limited to:

Long/Short Equity – Pursuant to a long/short equity investment strategy, portfolio managers seek to profit from investing on both the long and short sides of equity markets;

Equity Market Neutral – Pursuant to an equity market neutral investment strategy, portfolio managers seek to profit from exploiting pricing relationships between different equities or related securities while typically hedging exposure to overall equity market movements;

Fixed Income Strategies – Pursuant to fixed income long and short investment strategies, portfolio managers seek to profit from relationships between different fixed income securities or fixed income and equity securities; and leveraging long and short positions in securities that are related mathematically or economically;

Merger Arbitrage – Pursuant to a merger arbitrage investment strategy, portfolio managers invest simultaneously in long and short positions in both companies involved in a merger or acquisition; and

Global Macro – Pursuant to a global macro strategy, portfolio managers seek to profit from changes in currencies, commodity prices, and market volatility.

Each of these investment strategies may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominately have a long exposure to directional and non-directional positions. However, there may be times that the Fund will have a short exposure to directional and/or non-directional positions.

The Fund may use leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage. The Fund’s use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate hedge fund portfolio characteristics as well as providing risk diversification.

The Fund may be long or short in a broad mix of financial assets including small, mid, and large-capitalization U.S. and foreign common stocks, currencies, commodities, futures, options, swap agreements, high yield securities, securities of other investment companies, American Depositary Receipts (“ADRs”), exchange-traded funds (“ETFs”), and corporate debt. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. The Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. The Fund may use leverage to the extent permitted by applicable law by entering into borrowing transactions (principally lines of credit) for investment purposes. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Fund also may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). The Subsidiary is advised by the Advisor, and has the same investment objective as the Fund. Unlike the Fund, however, the Subsidiary may invest to a greater extent in commodity-linked derivative instruments. The Subsidiary’s investments in such instruments are subject to limits on leverage imposed by the Investment Company Act of 1940 (the “1940 Act”). The Fund’s investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure to the investment returns of global commodities markets.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Borrowing Risk – The Fund may borrow for several purposes, including investment purposes (i.e., to purchase additional portfolio securities). The Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. Borrowing also will cost the Fund interest expense and other fees. The cost of borrowing may reduce the Fund’s return. In addition to any more stringent terms imposed by a lender, the 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This would allow the Fund to borrow for such purposes an amount equal to as much as 33 1/3% of the value of its total assets. The Fund will borrow only if the value of the Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within three business days, the Fund will seek to reduce its borrowings to meet the requirement. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations reduce its asset coverage to less than 300%.

CFTC Regulatory Risk – The Commodity Futures Trading Commission (“CFTC”) has recently adopted amendments to certain CFTC rules, and is in the process of promulgating new rules, that subject the Fund, the Subsidiary, and the Advisor to certain CFTC disclosure, reporting, and recordkeeping requirements if the Fund and the Subsidiary do not operate within certain derivatives trading and marketing limitations. Compliance with these additional requirements will likely increase Fund and Subsidiary expenses and may adversely affect the Fund’s and the Subsidiary’s ability to obtain exposure to certain investments and the commodities market generally. Certain of the regulatory requirements that would apply to the Fund have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. Consistent with the Fund’s investment strategies and investment policies, the Advisor intends to maintain the flexibility to utilize certain derivatives beyond the CFTC’s new trading limitations and to comply with CFTC rules to the extent required to maintain such investment flexibility.

Commodity-Linked Derivative Investment Risk – The Fund may invest in commodity-linked derivative instruments. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices. The Fund’s investment in commodity-related investment products may lead to losses in excess of the Fund’s investment in such products. Such losses can significantly and adversely affect the net asset value of the Fund and, consequently, a shareholder’s interest in the Fund.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Currency Risk – The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. To the extent the Fund invests in derivatives to seek to hedge risk or limit leveraged exposure created by other investments, there is no guarantee that such hedging strategies will be effective at managing risk or limiting exposure to leveraged investments. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk – The Fund’s investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Equity Risk – The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Fixed Income Risk – The Fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund’s investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk – The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Investment in Investment Companies Risk – Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Investment in the Subsidiary Risk – The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to shareholders of registered investment companies. By investing in the Subsidiary, the Fund is exposed to the risks of the Subsidiary’s investments, which in turn will be exposed primarily to the risks of investing in the commodities markets. The Fund also will incur its pro rata share of the expenses of the Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Large-Capitalization Securities Risk – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk – The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund’s investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return. Leverage may also arise through the use of borrowings for investment purposes. To the extent the Fund purchases securities while it has outstanding borrowings, it is using leverage, i.e., using borrowed funds for investment. Leveraging will exaggerate the effect on the net asset value of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed for leveraging will be subject to interest costs that may or may not be recovered by appreciation of the securities purchased. The 1940 Act limits the Fund from borrowing in an amount no more than 33 1/3% of its assets.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Tax Risk – To qualify for the favorable U.S. federal income tax treatment generally available to regulated investment companies, the Fund must derive at least 90% of its gross income for each taxable year from sources generating “qualifying income.” Income derived from direct and certain indirect investments in commodities is not qualifying income. The Fund has received a private letter ruling from the Internal Revenue Service that the income attributable to its investment in the Subsidiary will be qualifying income. The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which may invest in commodity-linked derivative instruments and other similar instruments. However, to the extent the Fund invests in such instruments directly, it may be subject to the risk that such instruments will not generate qualifying income and, thus, may compromise the Fund’s ability to qualify as a regulated investment company. If the Fund invests directly in commodity-linked derivative instruments and similar instruments that are not addressed in the private letter ruling, it will seek to restrict the resulting income from such instruments so that, when combined with its non-qualifying income, such income amounts to less than 10% of its gross income. The Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. Failure to comply with the qualifying income test would have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index and the HFRX Global Hedge Fund Index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for the H-Class Shares is based on a calendar year.

Highest Quarter Return (quarter ended 9/30/2010) 4.72%	Lowest Quarter Return (quarter ended 12/31/2008) -10.44%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2012)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns H Class Shares Multi-Hedge Strategies Fund	Label		Past 1 Year	Past 5 Years	Since Inception	Inception Date
H-Class Shares	Return Before Taxes		2.02%	(2.43%)	(0.29%)	Sep 19, 2005
H-Class Shares After Taxes on Distributions	Return After Taxes on Distributions		2.02%	(2.53%)	(0.62%)	Sep 19, 2005
H-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares		1.32%	(2.11%)	(0.42%)	Sep 19, 2005
H-Class Shares S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	4.23%	Sep 19, 2005
H-Class Shares HFRX Global Hedge Fund Index* (reflects no deduction for fees, expenses or taxes)	HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes)	[1]	3.58%	(2.89%)	(0.01%)	Sep 19, 2005
[1]	The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of eight strategies; convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.

H Class Shares | Commodities Strategy Fund
Commodities Strategy Fund
INVESTMENT OBJECTIVE

The Commodities Strategy Fund (the “Fund”) seeks to provide investment results that correlate, before fees and expenses, to the performance of a benchmark for commodities. The Fund’s current benchmark is the S&P GSCITM Commodity Index (the “underlying index”).

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees (USD $)	H Class Shares Commodities Strategy Fund H-Class Shares
Shareholder Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		H Class Shares Commodities Strategy Fund H-Class Shares
Management Fees of the Fund and the Subsidiary		0.85%
Distribution (12b-1) Fees		0.0025
Other Expenses of the Fund		0.49%
Other Expenses of the Subsidiary		0.01%
Other Expenses		0.50%
Total Annual Fund Operating Expenses		1.60%
Fee Waiver	[1]	0.11%
Total Annual Fund Operating Expenses After Fee Waiver		1.49%
[1]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund's Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
H Class Shares Commodities Strategy Fund H-Class Shares	152	471	813	1,779

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks exposure to the performance of the commodities markets. The Fund will seek to gain exposure to the underlying index, a composite index of commodity sector returns, representing an unleveraged long-only investment in commodity futures that is broadly diversified across the spectrum of commodities, by investing in exchange-traded products, including investment companies and commodity pools, that provide exposure to the commodities markets and in commodity-linked derivative instruments, which primarily consist of structured notes, swap agreements, commodity options, and futures and options on futures. Investing in derivative instruments enables the Fund to pursue its objective without investing directly in physical commodities. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. Investments in derivative instruments, such as futures, options, and forward contracts and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular trend resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 (the “1940 Act”) or to meet redemption requests. The Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant. To the extent the underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. It is anticipated that the Fund’s investment exposure will tend to be heavily weighted toward oil and other energy-related commodities. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks.

The Fund also may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). The Subsidiary is advised by the Advisor, and has the same investment objective as the Fund. Unlike the Fund, however, the Subsidiary may invest to a greater extent in commodity-linked derivative instruments. The Subsidiary’s investments in such instruments are subject to limits on leverage imposed by the 1940 Act. The Fund’s investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure to the investment returns of global commodities markets.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests, to a significant extent, in companies or commodity-linked derivatives concentrated in the same economic sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance. High portfolio turnover may also and result in high levels of short-term capital gains, which are generally taxable as ordinary income when distributed to shareholders. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

CFTC Regulatory Risk – The Commodity Futures Trading Commission (“CFTC”) has recently adopted amendments to certain CFTC rules, and is in the process of promulgating new rules, that subject the Fund, the Subsidiary, and the Advisor to certain CFTC disclosure, reporting, and recordkeeping requirements if the Fund and the Subsidiary do not operate within certain derivatives trading and marketing limitations. Compliance with these additional requirements will likely increase Fund and Subsidiary expenses and may adversely affect the Fund’s and the Subsidiary’s ability to obtain exposure to certain investments and the commodities market generally. Certain of the regulatory requirements that would apply to the Fund have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. Consistent with the Fund’s investment strategies and investment policies, the Advisor intends to maintain the flexibility to utilize certain derivatives beyond the CFTC’s new trading limitations and to comply with CFTC rules to the extent required to maintain such investment flexibility.

Commodity-Linked Derivative Investment Risk – The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices. The Fund’s investment in commodity-related investment products may lead to losses in excess of the Fund’s investment in such products. Such losses can significantly and adversely affect the net asset value of the Fund and, consequently, a shareholder’s interest in the Fund.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. To the extent the Fund invests in derivatives to seek to hedge risk or limit leveraged exposure created by other investments, there is no guarantee that such hedging strategies will be effective at managing risk or limiting exposure to leveraged investments. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Equity Risk – The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Industry and Energy Sector Concentration Risk – The Fund invests, to a significant extent, in commodities or commodity-linked derivatives concentrated in the same economic sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. To the extent that the Fund’s investments are concentrated in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy companies also may fluctuate widely in response to such events.

Investment in Investment Companies Risk – Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Investment in the Subsidiary Risk – The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to shareholders of registered investment companies. By investing in the Subsidiary, the Fund is exposed to the risks of the Subsidiary’s investments, which in turn will be exposed primarily to the risks of investing in the commodities markets. The Fund also will incur its pro rata share of the expenses of the Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk – Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Leveraging Risk – The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund’s investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Tax Risk – To qualify for the favorable U.S. federal income tax treatment generally available to regulated investment companies, the Fund must derive at least 90% of its gross income for each taxable year from sources generating “qualifying income.” Income derived from direct and certain indirect investments in commodities is not qualifying income. The Fund has received a private letter ruling from the Internal Revenue Service that the income attributable to its investment in the Subsidiary will be qualifying income. The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which may invest in commodity-linked derivative instruments and other similar instruments. However, to the extent the Fund invests in such instruments directly, it may be subject to the risk that such instruments will not generate qualifying income and, thus, may compromise the Fund’s ability to qualify as a regulated investment company. If the Fund invests directly in commodity-linked derivative instruments and similar instruments that are not addressed in the private letter ruling, it will seek to restrict the resulting income from such instruments so that, when combined with its non-qualifying income, such income amounts to less than 10% of its gross income. The Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. Failure to comply with the qualifying income test would have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for the H-Class Shares is based on a calendar year.

Highest Quarter Return (quarter ended 6/30/2008) 27.67%	Lowest Quarter Return (quarter ended 12/31/2008) -47.60%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2012)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns H Class Shares Commodities Strategy Fund	Label	Past 1 Year	Past 5 Years	Since Inception	Inception Date
H-Class Shares	Return Before Taxes	(1.57%)	(10.29%)	(4.61%)	May 25, 2005
H-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(2.47%)	(10.97%)	(5.12%)	May 25, 2005
H-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(1.03%)	(8.79%)	(4.10%)	May 25, 2005
H-Class Shares S&P GSCITM��Commodity Index��(reflects no deduction for fees, expenses or taxes)	S&P GSCITM Commodity Index (reflects no deduction for fees, expenses or taxes)	0.08%	(8.12%)	(2.13%)	May 25, 2005

Y Class Shares | Managed Commodities Strategy Fund
Managed Commodities Strategy Fund (formerly, Long/Short Commodities Strategy Fund)
INVESTMENT OBJECTIVE
The Managed Commodities Strategy Fund (the “Fund”) seeks to achieve total returns with less volatility than the broad commodities markets.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Y-Class Shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees (USD $)	Y Class Shares Managed Commodities Strategy Fund Y-Class Shares
Shareholder Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses		Y Class Shares Managed Commodities Strategy Fund Y-Class Shares
Management Fees of the Fund and the Subsidiary		1.06%
Distribution and/or Shareholder Service (12b-1) Fees		none
Other Expenses of the Fund		0.47%
Other Expenses of the Subsidiary		0.01%
Other Expenses		0.48%
Total Annual Fund Operating Expenses		1.54%
Fee Waiver	[1]	0.15%
Total Annual Fund Operating Expenses After Fee Waiver		1.39%
[1]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund's Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Y Class Shares Managed Commodities Strategy Fund Y-Class Shares	141	440	760	1,668

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve total returns with less volatility than the broad commodities markets from long and/or short investments in commodities and other investment instruments. The Fund intends to invest in multiple proprietary and third-party investment strategies that seek to identify and profit from upcoming movements, in the global commodities markets.

The strategies may be quantitative or fundamental in nature, and may use market data and macroeconomic analysis to determine positions. The proprietary strategies may range from broad strategies that seek to provide exposure to all commodities markets, to focused strategies that seek to provide exposure to a single asset class, sector or a market.

The Fund generally will take a long position in a particular asset class, sector or market that the Advisor expects to rise in value and generally will take a short position in a particular asset class, sector, or market that the Advisor expects to fall in value. The Fund may also take a long position in a particular asset class, sector or market that the Advisor expects to fall in value and a short position in a particular asset class, sector, or market that the Advisor expects to rise in value to manage the risk of the Fund’s positions and strategies.

The Advisor sets both the long-term strategic weights across individual strategies, or group of strategies, as well as short-term tactical weightings, which may deviate from long-term strategic weights due to short-term market risks or opportunities. The Advisor will employ both quantitative and qualitative methods to assess and manage the level of risk and to seek to improve returns of the Fund over time. The Advisor in its discretion may establish long positions in excess of its short positions, and short positions in excess of its long positions; however, the Fund’s short positions will be fully covered at all times. The estimated risk of each position as measured by volatility, relative strengths of signals, certain macroeconomic views of the Advisor, and other factors, may be used to determine the relative size of positions. Risk-management strategies may be employed and seek to manage risk, improve returns over time, and mitigate declines in the market price of the Fund.

The Fund will seek to implement its investment strategies by investing in: commodity, currency, equity, fixed income and other futures, forwards, options, and options on futures; exchange-traded funds (“ETFs”); other pooled investment vehicles that provide exposure to the commodities, currency, equity and fixed income futures markets; commodity, currency, and financial-linked instruments, such as swap agreements and structured notes; exchange-traded notes (“ETNs”); and common stock. The Fund may purchase and sell options and futures contracts.

Investments in derivative instruments, such as futures, options, and forward contracts and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular trend resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 (the “1940 Act”) or to meet redemption requests. The Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant.

The Fund’s derivative investments will be used both to obtain exposure to the commodities markets and to manage risk and limit exposure created by certain of the Fund’s investments. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. The Fund also intends to enter into short sales and invest in short positions of certain investments.

The Fund expects, under normal circumstances, to buy debt securities to collateralize its derivative investments, for liquidity purposes, or to enhance yield. The Fund may hold a diversified portfolio of fixed instruments of varying maturities, but that have an average duration of less than one year. In particular, the Fund may hold, without limitation, government money market instruments, such as U.S. Treasury securities and U.S. government agency discount notes and bonds with maturities of two years or less. In addition, the Fund may invest, without limitation, in bank obligations, which may include certificates of deposit, commercial paper, asset-backed commercial paper, unsecured bank promissory notes, bank loans, bankers’ acceptances, and time deposits. The Fund may also invest, without limitation, in other short-term instruments, such as loan participations, commercial paper, and repurchase agreements. The Fund will enter into repurchase agreements only with counterparties that are deemed to present acceptable credit risks. Bank obligations may be issued or backed by U.S. banks or be U.S. dollar-denominated obligations issued or guaranteed by foreign banks.

The Fund may invest, without limitation, in U.S. dollar-denominated investment grade debt securities, and may invest no more than 20% of assets in high yield securities, which are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities that the Advisor believes are of comparable quality. The Fund also may invest, without limitation, in mortgage-backed securities or in other asset-backed securities, including to-be-announced transactions. The Fund may invest, without limitation, in U.S. dollar-denominated debt securities of foreign issuers, including emerging market issuers, and may invest up to 10% of its assets in sovereign and corporate debt securities denominated in foreign currencies. The Advisor may attempt, but is not obligated, to reduce foreign currency exchange rate risk by entering into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). The Fund also may invest up to 25% of its assets in municipal securities. The Fund may invest in ETFs and other investment companies, certain of which may be advised by the Advisor, that provide exposure to fixed income securities similar to those securities in which the Fund may invest directly.

The Fund also may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). The Subsidiary is advised by the Advisor, and has the same investment objective as the Fund. Unlike the Fund, however, the Subsidiary may invest to a greater extent in commodity-linked derivative instruments. The Subsidiary’s investments in such instruments are subject to limits on leverage imposed by the 1940 Act. The Fund’s investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure to the investment returns of global commodities markets.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Asset-Backed and Mortgage-Backed Securities Risk – As an investor in asset-backed securities, including mortgage-backed securities, the Fund generally will receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

Bank Obligations Risk – The Fund’s investments in bank obligations may expose it to adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks are also subject to certain additional risks such as adverse foreign political and economic developments.

CFTC Regulatory Risk – The Commodity Futures Trading Commission (“CFTC”) has recently adopted amendments to certain CFTC rules, and is in the process of promulgating new rules, that subject the Fund, the Subsidiary, and the Advisor to certain CFTC disclosure, reporting, and recordkeeping requirements if the Fund and the Subsidiary do not operate within certain derivatives trading and marketing limitations. Compliance with these additional requirements will likely increase Fund and Subsidiary expenses and may adversely affect the Fund’s and the Subsidiary’s ability to obtain exposure to certain investments and the commodities market generally. Certain of the regulatory requirements that would apply to the Fund have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. Consistent with the Fund’s investment strategies and investment policies, the Advisor intends to maintain the flexibility to utilize certain derivatives beyond the CFTC’s new trading limitations and to comply with CFTC rules to the extent required to maintain such investment flexibility.

Commodity-Linked Derivative Investment Risk – The Fund may invest in commodity-linked derivative instruments. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices. The Fund’s investment in commodity-related investment products may lead to losses in excess of the Fund’s investment in such products. Such losses can significantly and adversely affect the net asset value of the Fund and, consequently, a shareholder’s interest in the Fund.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Credit Risk – Issuers or guarantors of debt instruments or the counterparty to a repurchase agreement or loan of portfolio securities may be unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government generally have less credit risk than debt securities of non-government issuers. However, securities issued by certain U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. government. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the Fund’s income and share price.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. To the extent the Fund invests in derivatives to seek to hedge risk or limit leveraged exposure created by other investments, there is no guarantee that such hedging strategies will be effective at managing risk or limiting exposure to leveraged investments. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Equity Risk – The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Exchange-Traded Notes (ETNs) Risk – The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund’s decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Extension Risk – If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Financial Services Sector Risk – To the extent that certain of the Fund’s investments are focused in issuers conducting business in the financial services sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact on a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial services companies to incur large losses.

Fixed Income Risk – The Fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund’s investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk – The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Income Risk – Falling interest rates may cause the Fund’s income to decline.

Interest Rate Risk – The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Companies Risk – Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Investment in the Subsidiary Risk – The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to shareholders of registered investment companies. By investing in the Subsidiary, the Fund is exposed to the risks of the Subsidiary’s investments, which in turn will be exposed primarily to the risks of investing in the commodities markets. The Fund also will incur its pro rata share of the expenses of the Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk – Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Issuer Specific Risk – A decrease in the value of the securities of an issuer or guarantor of a debt instrument held by the Fund may cause the value of your investment in the Fund to decrease. The value of a security may increase or decrease for a number of reasons which directly relate to the issuer.

Leveraging Risk – The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund’s investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Prepayment or Call Risk – During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. If this happens, the Fund will be forced to reinvest prepayment proceeds at a time when yields on available securities are lower than the yield in the prepaid security. The Fund may also lose any premium it paid on the security.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Sector Risk – Through its investments in futures and similar instruments, the Fund may have significant exposure to one or more of the energy, precious and industrial metals, and agriculture sectors. As a result of this investment exposure, the Fund will be more susceptible to the risks associated with each sector than a fund that does not invest in such a manner. To the extent that the Fund has significant exposure to any of the energy, precious and industrial metals, and/or agriculture sectors, the Fund is subject to the risk that those sectors will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Tax Risk – To qualify for the favorable U.S. federal income tax treatment generally available to regulated investment companies, the Fund must derive at least 90% of its gross income for each taxable year from sources generating “qualifying income.” Income derived from direct and certain indirect investments in commodities is not qualifying income. The Fund has received a private letter ruling from the Internal Revenue Service that the income attributable to its investment in the Subsidiary will be qualifying income. The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which may invest in commodity-linked derivative instruments and other similar instruments. However, to the extent the Fund invests in such instruments directly, it may be subject to the risk that such instruments will not generate qualifying income and, thus, may compromise the Fund’s ability to qualify as a regulated investment company. The Fund has received a private letter ruling from the Internal Revenue Service that concludes that certain commodities-linked notes held by the Fund will produce qualifying income. If the Fund invests directly in commodity-linked derivative instruments and similar instruments that are not addressed in the private letter ruling, it will seek to restrict the resulting income from such instruments so that, when combined with its non-qualifying income, such income amounts to less than 10% of its gross income. The Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. Failure to comply with the qualifying income test would have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the Y-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Y-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. Effective May 1, 2013, the Dow Jones-UBS Commodity Index will replace the JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index as the Fund’s primary comparative broad-based market index. The Advisor believes the Dow Jones-UBS Commodity Index is a more appropriate broad-based market index for purposes of comparing the Fund’s performance. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The Fund’s investment objective and principal investment strategies changed on July 11, 2011 and January 29, 2013. Prior to January 29, 2013, the Fund sought to provide positive total returns with less volatility than the broad commodity markets by investing in commodity constituents drawn from a limited investment universe of 14 components of the S&P GSCI™ Excess Return Index (Aluminum, Brent Crude, Copper, Corn, Crude Oil, Gold, Heating Oil, Lead, Natural Gas, Nickel, Silver, Soybeans, Unleaded Gasoline, and Wheat). Prior to July 11, 2011, the Fund sought to provide investment results that matched, before fees and expenses, the performance of the JPMorgan Core Commodity Investable Global Asset Rotator Sigma Long Short Total Return Index. Therefore, the performance and average annual total returns shown for periods prior to January 29, 2013 may have differed had the Fund’s current investment objective and principal investment strategy been in effect during those periods.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for the Y-Class Shares is based on a calendar year.

Highest Quarter Return (quarter ended 3/31/2012) 9.52%	Lowest Quarter Return (quarter ended 9/30/2012) -20.84%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2012)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Y Class Shares Managed Commodities Strategy Fund	Label	Past 1 Year	Since Inception	Inception Date
Y-Class Shares	Return Before Taxes	(26.44%)	(8.64%)	Mar 29, 2010
Y-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(26.44%)	(10.06%)	Mar 29, 2010
Y-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(17.18%)	(7.90%)	Mar 29, 2010
Y-Class Shares Dow Jones-UBS Commodity Index (reflects no deduction for fees, expenses or taxes)	Dow Jones-UBS Commodity Index (reflects no deduction for fees, expenses or taxes)	(1.06%)	2.65%	Mar 29, 2010
Y-Class Shares JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index (reflects no deduction for fees, expenses or taxes)	JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index (reflects no deduction for fees, expenses or taxes)	(24.60%)	(6.29%)	Mar 29, 2010

Y Class Shares | Managed Futures Strategy Fund
Managed Futures Strategy Fund
INVESTMENT OBJECTIVE
The Managed Futures Strategy Fund (the “Fund”) seeks to achieve absolute returns.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Y-Class Shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees (USD $)	Y Class Shares Managed Futures Strategy Fund Y-Class Shares
Shareholder Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	[2]
Annual Fund Operating Expenses		Y Class Shares Managed Futures Strategy Fund Y-Class Shares
Management Fees of the Fund and the Subsidiary		0.96%
Distribution and/or Shareholder Service (12b-1) Fees		none
Other Expenses of the Fund		0.41%
Other Expenses of the Subsidiary	[1]	none
Other Expenses		0.41%
Total Annual Fund Operating Expenses		1.37%
Fee Waiver	[2]	0.06%
Total Annual Fund Operating Expenses After Fee Waiver		1.31%
[1]	Other Expenses of the Subsidiary were less than 0.01% for the fiscal year ended December 31, 2012.
[2]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund's Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Y Class Shares Managed Futures Strategy Fund Y-Class Shares	133	415	718	1,579

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 172% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve absolute returns. The Fund intends to invest in multiple proprietary and third-party investment strategies that seek to identify and profit from upcoming movements in any combination of global fixed income, currency, commodity, or equity markets.

The strategies maybe quantitative or fundamental in nature, and may use market data and macroeconomic analysis to determine positions. The proprietary strategies may range from broad strategies that seek to provide exposure to all markets to focused strategies that seek to provide exposure to a single asset class, sector, or market.

The Fund generally will take a long position in a particular asset class, sector or market that the Advisor expects to rise in value and generally will take a short position in a particular asset class, sector or market that the Advisor expects to fall in value. The Fund may also take a long position in a particular asset class, sector or market that the Advisor expects to fall in value and may also take a short position in a particular asset class, sector, or market that the Advisor expects to rise in value to manage the risk of the Fund’s positions and strategies.

The Advisor sets both the long-term strategic weights across individual strategies, or group of strategies, as well as short-term tactical weightings, which may deviate from long-term strategic weights, due to short-term market risks or opportunities. The Advisor will employ both quantitative and qualitative methods to assess and manage the level of risk, and to seek to improve returns of the Fund over time. The Advisor in its discretion may establish long positions in excess of its short positions, and short positions in excess of its long positions; however, the Fund’s short positions will be fully covered at all times.

The estimated risk of each position as measured by volatility, relative strengths of signals, certain macroeconomic views of the Advisor, and other factors, may be used to determine the relative size of positions. Risk-management strategies may be employed and seek to manage risk, improve returns over time, and mitigate declines in the market price of the Fund.

The Fund will seek to implement its investment strategies by investing in: commodity, currency, equity, fixed income and other futures, forwards, options, and options on futures; exchange-traded funds (“ETFs”); other pooled investment vehicles that provide exposure to the commodity, currency, equity and fixed income futures markets; commodity, currency, and financial-linked instruments, such as swap agreements and structured notes; exchange-traded notes (“ETNs”); and common stock. The Fund may purchase and sell options and futures contracts.

Investments in derivative instruments, such as futures, options, and forward contracts and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular trend resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 (the “1940 Act”) or to meet redemption requests. The Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant.

The Fund’s derivative investments will be used both to obtain exposure to the commodity, currency, equity, and fixed income markets and to manage risk and limit exposure created by certain of the Fund’s investments. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. The Fund also intends to enter into short sales and invest in short positions of certain investments.

The Fund expects, under normal circumstances, to buy debt securities to collateralize its derivative investments, for liquidity purposes, or to enhance yield. The Fund may hold a diversified portfolio of fixed instruments of varying maturities, but that have an average duration of less than one year. In particular, the Fund may hold, without limitation, government money market instruments, such as U.S. Treasury securities and U.S. government agency discount notes and bonds with maturities of two years or less. In addition, the Fund may invest, without limitation, in bank obligations, which may include certificates of deposit, commercial paper, asset-backed commercial paper, unsecured bank promissory notes, bank loans, bankers’ acceptances, and time deposits. The Fund may also invest, without limitation, in other short-term instruments, such as loan participations, commercial paper, and repurchase agreements. The Fund will enter into repurchase agreements only with counterparties that are deemed to present acceptable credit risks. Bank obligations may be issued or backed by U.S. banks or be U.S. dollar-denominated obligations issued or guaranteed by foreign banks.

The Fund may invest, without limitation, in U.S. dollar-denominated investment grade debt securities, and may invest no more than 20% of assets in high yield securities, which are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities that the Advisor believes are of comparable quality. The Fund also may invest, without limitation, in mortgage-backed securities or in other asset-backed securities, including to-be-announced transactions. The Fund may invest, without limitation, in U.S. dollar-denominated debt securities of foreign issuers, including emerging market issuers, and may invest up to 10% of its assets in sovereign and corporate debt securities denominated in foreign currencies. The Advisor may attempt, but is not obligated, to reduce foreign currency exchange rate risk by entering into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). The Fund also may invest up to 25% of its assets in municipal securities. The Fund may invest in ETFs and other investment companies, certain of which may be advised by the Advisor, that provide exposure to fixed income securities similar to those securities in which the Fund may invest directly.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in “managed futures.” For these purposes, managed futures are investments in commodity, currency, equity, and fixed income futures, and financial-linked instruments, as well as other instruments that in combination have economic characteristics similar or equivalent to those of commodity, currency, equity, and fixed income futures contracts. This is a non-fundamental policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.

The Fund may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). The Subsidiary is advised by the Advisor and has the same investment objective as the Fund. Unlike the Fund, however, the Subsidiary may invest to a greater extent in commodity-linked derivative instruments. The Subsidiary’s investments in such instruments are subject to limits on leverage imposed by the 1940 Act. The Fund’s investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure to the investment returns of global commodity market.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance. High portfolio turnover may also result in high levels of short-term capital gains, which are generally taxable as ordinary income when distributed to shareholders. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Asset-backed and Mortgage-backed Securities Risk – As an investor in asset-backed securities, including mortgage-backed securities, the Fund generally will receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

Bank Obligations Risk – The Fund’s investments in bank obligations may expose it to adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks, including Yankee obligations, are subject to the same risks that pertain to domestic issuers, notably credit risk and market risk, but are also subject to certain additional risks such as adverse foreign political and economic developments, the extent and quality of foreign government regulation of the financial markets and institutions, foreign withholding taxes and other sovereign action such as nationalization or expropriation.

Call Risk/Prepayment Risk – During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. This may result in the Fund reinvesting proceeds at lower interest rates, resulting in a decline in the Fund’s income.

CFTC Regulatory Risk – The Commodity Futures Trading Commission (“CFTC”) has recently adopted amendments to certain CFTC rules, and is in the process of promulgating new rules, that subject the Fund, the Subsidiary, and the Advisor to certain CFTC disclosure, reporting, and recordkeeping requirements if the Fund and the Subsidiary do not operate within certain derivatives trading and marketing limitations. Compliance with these additional requirements will likely increase Fund and Subsidiary expenses and may adversely affect the Fund’s and the Subsidiary’s ability to obtain exposure to certain investments and the commodities market generally. Certain of the regulatory requirements that would apply to the Fund have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. Consistent with the Fund’s investment strategies and investment policies, the Advisor intends to maintain the flexibility to utilize certain derivatives beyond the CFTC’s new trading limitations and to comply with CFTC rules to the extent required to maintain such investment flexibility.

Commodity-linked Derivative Investment Risk – The Fund may invest in commodity-linked derivative instruments. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices. The Fund’s investment in commodity-related investment products may lead to losses in excess of the Fund’s investment in such products. Such losses can significantly and adversely affect the net asset value of the Fund and, consequently, a shareholder’s interest in the Fund.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Credit Risk – Issuers or guarantors of debt instruments or the counterparty to a repurchase agreement or loan of portfolio securities may be unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government generally have less credit risk than debt securities of non-government issuers. However, securities issued by certain U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. government. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the Fund’s income and share price.

Currency Risk – The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. To the extent the Fund invests in derivatives to seek to hedge risk or limit leveraged exposure created by other investments, there is no guarantee that such hedging strategies will be effective at managing risk or limiting exposure to leveraged investments. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Equity Risk – The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Extension Risk – An issuer may exercise its right to pay principal on an obligation later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease and the Fund’s performance may suffer from its inability to invest in higher yielding securities.

Financial Services Sector Risk – To the extent that certain of the Fund’s investments are focused in issuers conducting business in the financial services sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact on a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial services companies to incur large losses.

Fixed Income Risk – The Fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund’s investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk – The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Income Risk – Falling interest rates may cause the Fund’s income to decline.

Interest Rate Risk – The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.

Investment In Investment Companies Risk – Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Investment in the Subsidiary Risk – The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to shareholders of registered investment companies. By investing in the Subsidiary, the Fund is exposed to the risks of the Subsidiary’s investments, which in turn will be exposed primarily to the risks of investing in the commodities markets. The Fund also will incur its pro rata share of the expenses of the Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk – Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Issuer Specific Risk – A decrease in the value of the securities of an issuer or guarantor of a debt instrument held by the Fund may cause the value of your investment in the Fund to decrease. The value of a security may increase or decrease for a number of reasons which directly relate to the issuer.

Leveraging Risk – The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The use of derivatives and other similar financial instruments are an integral part of the Fund’s investment strategy and may expose the Fund to potentially dramatic losses (or gains) in the value of a derivative or other financial instrument and, thus, in the value the Fund’s portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such an investment. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value these investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Sector Risk – Through its investments in futures and similar instruments, the Fund may have significant exposure to one or more of the energy, precious and industrial metals, and agriculture sectors. As a result of this investment exposure, the Fund will be more susceptible to the risks associated with each sector than a fund that does not invest in such a manner. To the extent that the Fund has significant exposure to any of the energy, precious and industrial metals, and/or agriculture sectors, the Fund is subject to the risk that those sectors will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Tax Risk – To qualify for the favorable U.S. federal income tax treatment generally available to regulated investment companies, the Fund must derive at least 90% of its gross income for each taxable year from sources generating “qualifying income.” Income derived from direct and certain indirect investments in commodities is not qualifying income. The Fund has received a private letter ruling from the Internal Revenue Service that the income attributable to its investment in the Subsidiary will be qualifying income. The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which may invest in commodity-linked derivative instruments and other similar instruments. However, to the extent the Fund invests in such instruments directly, it may be subject to the risk that such instruments will not generate qualifying income and, thus, may compromise the Fund’s ability to qualify as a regulated investment company. The Fund has received a private letter ruling from the Internal Revenue Service that concludes that certain commodities-linked notes held by the Fund will produce qualifying income. If the Fund invests directly in commodity-linked derivative instruments and similar instruments that are not addressed in the private letter ruling, it will seek to restrict the resulting income from such instruments so that, when combined with its non-qualifying income, such income amounts to less than 10% of its gross income. The Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. Failure to comply with the qualifying income test would have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the Y-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Y-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.

The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The Fund’s investment objective and/or principal investment strategies changed on July 11, 2011, September 27, 2012, and January 29, 2013. Prior to January 29, 2013, the Fund sought to achieve positive absolute returns using an investment methodology based primarily on the systematic rules-based trend-following strategy of the S&P Diversified Trends Indicator® (the “S&P DTI”). Prior to July 11, 2011, the Fund sought to provide investment results that matched, before fees and expenses, the performance of the S&P DTI. Therefore, the performance and average annual total returns shown for periods prior to January 29, 2013 may have differed had the Fund’s current investment objective and principal investment strategy been in effect during those periods.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for the Y-Class Shares is based on a calendar year.

Highest Quarter Return (quarter ended 3/31/2011) 2.52%	Lowest Quarter Return (quarter ended 6/30/2012) -5.98%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2012)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Y Class Shares Managed Futures Strategy Fund	Label	Past 1 Year	Since Inception	Inception Date
Y-Class Shares	Return Before Taxes	(11.05%)	(6.46%)	Mar 29, 2010
Y-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(11.05%)	(6.46%)	Mar 29, 2010
Y-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(7.18%)	(5.44%)	Mar 29, 2010
Y-Class Shares BoFA Merrill Lynch 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	BoFA Merrill Lynch 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.11%	0.12%	Mar 29, 2010

[1]	"Other Expenses," "Other Expenses of the Fund," "Total Annual Fund Operating Expenses," and "Total Annual Fund Operating Expenses After Fee Waiver" have been restated to reflect current fees. Effective January 31, 2013, certain licensing arrangements were terminated resulting in the elimination of licensing fees previously paid by the Fund.
[2]	"Other Expenses," "Other Expenses of the Fund," "Total Annual Fund Operating Expenses," and "Total Annual Fund Operating Expenses After Fee Waiver" have been restated to reflect current fees. Effective April 1, 2013, certain licensing arrangements were terminated resulting in the elimination of licensing fees previously paid by the Fund.

Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2012
Registrant Name	dei_EntityRegistrantName	RYDEX SERIES FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000899148
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 2, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 2, 2013
Prospectus Date	rr_ProspectusDate	May 1, 2013
Managed Commodities Strategy Fund | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Managed Commodities Strategy Fund (formerly, Long/Short Commodities Strategy Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Managed Commodities Strategy Fund (the “Fund”) seeks to achieve total returns with less volatility than the broad commodities markets.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares, C-Class Shares or Institutional Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 54 of this Prospectus and in the “A-Class Shares–Initial Sales Charges, Reductions, and Waivers” section beginning on page 58 of the Fund’s Statement of Additional Information (the “SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve total returns with less volatility than the broad commodities markets from long and/or short investments in commodities and other investment instruments. The Fund intends to invest in multiple proprietary and third-party investment strategies that seek to identify and profit from upcoming movements, in the global commodities markets.

The strategies may be quantitative or fundamental in nature, and may use market data and macroeconomic analysis to determine positions. The proprietary strategies may range from broad strategies that seek to provide exposure to all commodities markets, to focused strategies that seek to provide exposure to a single asset class, sector or a market.

The Fund generally will take a long position in a particular asset class, sector or market that the Advisor expects to rise in value and generally will take a short position in a particular asset class, sector, or market that the Advisor expects to fall in value. The Fund may also take a long position in a particular asset class, sector or market that the Advisor expects to fall in value and a short position in a particular asset class, sector, or market that the Advisor expects to rise in value to manage the risk of the Fund’s positions and strategies.

The Advisor sets both the long-term strategic weights across individual strategies, or group of strategies, as well as short-term tactical weightings, which may deviate from long-term strategic weights due to short-term market risks or opportunities. The Advisor will employ both quantitative and qualitative methods to assess and manage the level of risk and to seek to improve returns of the Fund over time. The Advisor in its discretion may establish long positions in excess of its short positions, and short positions in excess of its long positions; however, the Fund’s short positions will be fully covered at all times. The estimated risk of each position as measured by volatility, relative strengths of signals, certain macroeconomic views of the Advisor, and other factors, may be used to determine the relative size of positions. Risk-management strategies may be employed and seek to manage risk, improve returns over time, and mitigate declines in the market price of the Fund.

The Fund will seek to implement its investment strategies by investing in: commodity, currency, equity, fixed income and other futures, forwards, options, and options on futures; exchange-traded funds (“ETFs”); other pooled investment vehicles that provide exposure to the commodities, currency, equity and fixed income futures markets; commodity, currency, and financial-linked instruments, such as swap agreements and structured notes; exchange-traded notes (“ETNs”); and common stock. The Fund may purchase and sell options and futures contracts.

Investments in derivative instruments, such as futures, options, and forward contracts and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular trend resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 (the “1940 Act”) or to meet redemption requests. The Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant.

The Fund’s derivative investments will be used both to obtain exposure to the commodities markets and to manage risk and limit exposure created by certain of the Fund’s investments. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. The Fund also intends to enter into short sales and invest in short positions of certain investments.

The Fund expects, under normal circumstances, to buy debt securities to collateralize its derivative investments, for liquidity purposes, or to enhance yield. The Fund may hold a diversified portfolio of fixed instruments of varying maturities, but that have an average duration of less than one year. In particular, the Fund may hold, without limitation, government money market instruments, such as U.S. Treasury securities and U.S. government agency discount notes and bonds with maturities of two years or less. In addition, the Fund may invest, without limitation, in bank obligations, which may include certificates of deposit, commercial paper, asset-backed commercial paper, unsecured bank promissory notes, bank loans, bankers’ acceptances, and time deposits. The Fund may also invest, without limitation, in other short-term instruments, such as loan participations, commercial paper, and repurchase agreements. The Fund will enter into repurchase agreements only with counterparties that are deemed to present acceptable credit risks. Bank obligations may be issued or backed by U.S. banks or be U.S. dollar-denominated obligations issued or guaranteed by foreign banks.

The Fund may invest, without limitation, in U.S. dollar-denominated investment grade debt securities, and may invest no more than 20% of assets in high yield securities, which are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities that the Advisor believes are of comparable quality. The Fund also may invest, without limitation, in mortgage-backed securities or in other asset-backed securities, including to-be-announced transactions. The Fund may invest, without limitation, in U.S. dollar-denominated debt securities of foreign issuers, including emerging market issuers, and may invest up to 10% of its assets in sovereign and corporate debt securities denominated in foreign currencies. The Advisor may attempt, but is not obligated, to reduce foreign currency exchange rate risk by entering into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). The Fund also may invest up to 25% of its assets in municipal securities. The Fund may invest in ETFs and other investment companies, certain of which may be advised by the Advisor, that provide exposure to fixed income securities similar to those securities in which the Fund may invest directly.

The Fund also may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). The Subsidiary is advised by the Advisor, and has the same investment objective as the Fund. Unlike the Fund, however, the Subsidiary may invest to a greater extent in commodity-linked derivative instruments. The Subsidiary’s investments in such instruments are subject to limits on leverage imposed by the 1940 Act. The Fund’s investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure to the investment returns of global commodities markets.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Asset-Backed and Mortgage-Backed Securities Risk – As an investor in asset-backed securities, including mortgage-backed securities, the Fund generally will receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

Bank Obligations Risk – The Fund’s investments in bank obligations may expose it to adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks are also subject to certain additional risks such as adverse foreign political and economic developments.

CFTC Regulatory Risk – The Commodity Futures Trading Commission (“CFTC”) has recently adopted amendments to certain CFTC rules, and is in the process of promulgating new rules, that subject the Fund, the Subsidiary, and the Advisor to certain CFTC disclosure, reporting, and recordkeeping requirements if the Fund and the Subsidiary do not operate within certain derivatives trading and marketing limitations. Compliance with these additional requirements will likely increase Fund and Subsidiary expenses and may adversely affect the Fund’s and the Subsidiary’s ability to obtain exposure to certain investments and the commodities market generally. Certain of the regulatory requirements that would apply to the Fund have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. Consistent with the Fund’s investment strategies and investment policies, the Advisor intends to maintain the flexibility to utilize certain derivatives beyond the CFTC’s new trading limitations and to comply with CFTC rules to the extent required to maintain such investment flexibility.

Commodity-Linked Derivative Investment Risk – The Fund may invest in commodity-linked derivative instruments. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices. The Fund’s investment in commodity-related investment products may lead to losses in excess of the Fund’s investment in such products. Such losses can significantly and adversely affect the net asset value of the Fund and, consequently, a shareholder’s interest in the Fund.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Credit Risk – Issuers or guarantors of debt instruments or the counterparty to a repurchase agreement or loan of portfolio securities may be unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government generally have less credit risk than debt securities of non-government issuers. However, securities issued by certain U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. government. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the Fund’s income and share price.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. To the extent the Fund invests in derivatives to seek to hedge risk or limit leveraged exposure created by other investments, there is no guarantee that such hedging strategies will be effective at managing risk or limiting exposure to leveraged investments. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Equity Risk – The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Exchange-Traded Notes (ETNs) Risk – The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund’s decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Extension Risk – If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Financial Services Sector Risk – To the extent that certain of the Fund’s investments are focused in issuers conducting business in the financial services sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact on a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial services companies to incur large losses.

Fixed Income Risk – The Fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund’s investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk – The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Income Risk – Falling interest rates may cause the Fund’s income to decline.

Interest Rate Risk – The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Companies Risk – Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Investment in the Subsidiary Risk – The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to shareholders of registered investment companies. By investing in the Subsidiary, the Fund is exposed to the risks of the Subsidiary’s investments, which in turn will be exposed primarily to the risks of investing in the commodities markets. The Fund also will incur its pro rata share of the expenses of the Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk – Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Issuer Specific Risk – A decrease in the value of the securities of an issuer or guarantor of a debt instrument held by the Fund may cause the value of your investment in the Fund to decrease. The value of a security may increase or decrease for a number of reasons which directly relate to the issuer.

Leveraging Risk – The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund’s investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Prepayment or Call Risk – During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. If this happens, the Fund will be forced to reinvest prepayment proceeds at a time when yields on available securities are lower than the yield in the prepaid security. The Fund may also lose any premium it paid on the security.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Sector Risk – Through its investments in futures and similar instruments, the Fund may have significant exposure to one or more of the energy, precious and industrial metals, and agriculture sectors. As a result of this investment exposure, the Fund will be more susceptible to the risks associated with each sector than a fund that does not invest in such a manner. To the extent that the Fund has significant exposure to any of the energy, precious and industrial metals, and/or agriculture sectors, the Fund is subject to the risk that those sectors will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Tax Risk – To qualify for the favorable U.S. federal income tax treatment generally available to regulated investment companies, the Fund must derive at least 90% of its gross income for each taxable year from sources generating “qualifying income.” Income derived from direct and certain indirect investments in commodities is not qualifying income. The Fund has received a private letter ruling from the Internal Revenue Service that the income attributable to its investment in the Subsidiary will be qualifying income. The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which may invest in commodity-linked derivative instruments and other similar instruments. However, to the extent the Fund invests in such instruments directly, it may be subject to the risk that such instruments will not generate qualifying income and, thus, may compromise the Fund’s ability to qualify as a regulated investment company. The Fund has received a private letter ruling from the Internal Revenue Service that concludes that certain commodities-linked notes held by the Fund will produce qualifying income. If the Fund invests directly in commodity-linked derivative instruments and similar instruments that are not addressed in the private letter ruling, it will seek to restrict the resulting income from such instruments so that, when combined with its non-qualifying income, such income amounts to less than 10% of its gross income. The Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. Failure to comply with the qualifying income test would have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares, C-Class Shares and Institutional Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. Effective May 1, 2013, the Dow Jones-UBS Commodity Index will replace the JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index as the Fund’s primary comparative broad-based market index. The Advisor believes the Dow Jones-UBS Commodity Index is a more appropriate broad-based market index for purposes of comparing the Fund’s performance. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The Fund’s investment objective and principal investment strategies changed on July 11, 2011 and January 29, 2013. Prior to January 29, 2013, the Fund sought to provide positive total returns with less volatility than the broad commodity markets by investing in commodity constituents drawn from a limited investment universe of 14 components of the S&P GSCI™ Excess Return Index (Aluminum, Brent Crude, Copper, Corn, Crude Oil, Gold, Heating Oil, Lead, Natural Gas, Nickel, Silver, Soybeans, Unleaded Gasoline, and Wheat). Prior to July 11, 2011, the Fund sought to provide investment results that matched, before fees and expenses, the performance of the JPMorgan Core Commodity Investable Global Asset Rotator Sigma Long Short Total Return Index. Therefore, the performance and average annual total returns shown for periods prior to January 29, 2013 may have differed had the Fund’s current investment objective and principal investment strategy been in effect during those periods.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares, C-Class Shares and Institutional Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.820.0888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guggenheiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	The performance information shown below for the C-Class Shares is based on a calendar year.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads

The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter Return (quarter ended 12/31/2010) 12.49%	Lowest Quarter Return (quarter ended 9/30/2012) -21.02%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.02%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Managed Commodities Strategy Fund | H Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Managed Commodities Strategy Fund (Formerly, Long/Short Commodities Strategy Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Managed Commodities Strategy Fund (the “Fund”) seeks to achieve total returns with less volatility than the broad commodities markets.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve total returns with less volatility than the broad commodities markets from long and/or short investments in commodities and other investment instruments. The Fund intends to invest in multiple proprietary and third-party investment strategies that seek to identify and profit from upcoming movements, in the global commodities markets.

The strategies may be quantitative or fundamental in nature, and may use market data and macroeconomic analysis to determine positions. The proprietary strategies may range from broad strategies that seek to provide exposure to all commodities markets, to focused strategies that seek to provide exposure to a single asset class, sector or a market.

The Fund generally will take a long position in a particular asset class, sector or market that the Advisor expects to rise in value and generally will take a short position in a particular asset class, sector, or market that the Advisor expects to fall in value. The Fund may also take a long position in a particular asset class, sector or market that the Advisor expects to fall in value and a short position in a particular asset class, sector, or market that the Advisor expects to rise in value to manage the risk of the Fund’s positions and strategies.

The Advisor sets both the long-term strategic weights across individual strategies, or group of strategies, as well as short-term tactical weightings, which may deviate from long-term strategic weights due to short-term market risks or opportunities. The Advisor will employ both quantitative and qualitative methods to assess and manage the level of risk and to seek to improve returns of the Fund over time. The Advisor in its discretion may establish long positions in excess of its short positions, and short positions in excess of its long positions; however, the Fund’s short positions will be fully covered at all times. The estimated risk of each position as measured by volatility, relative strengths of signals, certain macroeconomic views of the Advisor, and other factors, may be used to determine the relative size of positions. Risk-management strategies may be employed and seek to manage risk, improve returns over time, and mitigate declines in the market price of the Fund.

The Fund will seek to implement its investment strategies by investing in: commodity, currency, equity, fixed income and other futures, forwards, options, and options on futures; exchange-traded funds (“ETFs”); other pooled investment vehicles that provide exposure to the commodities, currency, equity and fixed income futures markets; commodity, currency, and financial-linked instruments, such as swap agreements and structured notes; exchange-traded notes (“ETNs”); and common stock. The Fund may purchase and sell options and futures contracts.

Investments in derivative instruments, such as futures, options, and forward contracts and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular trend resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 (the “1940 Act”) or to meet redemption requests. The Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant.

The Fund’s derivative investments will be used both to obtain exposure to the commodities markets and to manage risk and limit exposure created by certain of the Fund’s investments. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. The Fund also intends to enter into short sales and invest in short positions of certain investments.

The Fund expects, under normal circumstances, to buy debt securities to collateralize its derivative investments, for liquidity purposes, or to enhance yield. The Fund may hold a diversified portfolio of fixed instruments of varying maturities, but that have an average duration of less than one year. In particular, the Fund may hold, without limitation, government money market instruments, such as U.S. Treasury securities and U.S. government agency discount notes and bonds with maturities of two years or less. In addition, the Fund may invest, without limitation, in bank obligations, which may include certificates of deposit, commercial paper, asset-backed commercial paper, unsecured bank promissory notes, bank loans, bankers’ acceptances, and time deposits. The Fund may also invest, without limitation, in other short-term instruments, such as loan participations, commercial paper, and repurchase agreements. The Fund will enter into repurchase agreements only with counterparties that are deemed to present acceptable credit risks. Bank obligations may be issued or backed by U.S. banks or be U.S. dollar-denominated obligations issued or guaranteed by foreign banks.

The Fund may invest, without limitation, in U.S. dollar-denominated investment grade debt securities, and may invest no more than 20% of assets in high yield securities, which are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities that the Advisor believes are of comparable quality. The Fund also may invest, without limitation, in mortgage-backed securities or in other asset-backed securities, including to-be-announced transactions. The Fund may invest, without limitation, in U.S. dollar-denominated debt securities of foreign issuers, including emerging market issuers, and may invest up to 10% of its assets in sovereign and corporate debt securities denominated in foreign currencies. The Advisor may attempt, but is not obligated, to reduce foreign currency exchange rate risk by entering into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). The Fund also may invest up to 25% of its assets in municipal securities. The Fund may invest in ETFs and other investment companies, certain of which may be advised by the Advisor, that provide exposure to fixed income securities similar to those securities in which the Fund may invest directly.

The Fund also may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). The Subsidiary is advised by the Advisor, and has the same investment objective as the Fund. Unlike the Fund, however, the Subsidiary may invest to a greater extent in commodity-linked derivative instruments. The Subsidiary’s investments in such instruments are subject to limits on leverage imposed by the 1940 Act. The Fund’s investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure to the investment returns of global commodities markets.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Asset-Backed and Mortgage-Backed Securities Risk – As an investor in asset-backed securities, including mortgage-backed securities, the Fund generally will receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

Bank Obligations Risk – The Fund’s investments in bank obligations may expose it to adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks are also subject to certain additional risks such as adverse foreign political and economic developments.

CFTC Regulatory Risk – The Commodity Futures Trading Commission (“CFTC”) has recently adopted amendments to certain CFTC rules, and is in the process of promulgating new rules, that subject the Fund, the Subsidiary, and the Advisor to certain CFTC disclosure, reporting, and recordkeeping requirements if the Fund and the Subsidiary do not operate within certain derivatives trading and marketing limitations. Compliance with these additional requirements will likely increase Fund and Subsidiary expenses and may adversely affect the Fund’s and the Subsidiary’s ability to obtain exposure to certain investments and the commodities market generally. Certain of the regulatory requirements that would apply to the Fund have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. Consistent with the Fund’s investment strategies and investment policies, the Advisor intends to maintain the flexibility to utilize certain derivatives beyond the CFTC’s new trading limitations and to comply with CFTC rules to the extent required to maintain such investment flexibility.

Commodity-Linked Derivative Investment Risk – The Fund may invest in commodity-linked derivative instruments. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices. The Fund’s investment in commodity-related investment products may lead to losses in excess of the Fund’s investment in such products. Such losses can significantly and adversely affect the net asset value of the Fund and, consequently, a shareholder’s interest in the Fund.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Credit Risk – Issuers or guarantors of debt instruments or the counterparty to a repurchase agreement or loan of portfolio securities may be unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government generally have less credit risk than debt securities of non-government issuers. However, securities issued by certain U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. government. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the Fund’s income and share price.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. To the extent the Fund invests in derivatives to seek to hedge risk or limit leveraged exposure created by other investments, there is no guarantee that such hedging strategies will be effective at managing risk or limiting exposure to leveraged investments. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Equity Risk – The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Exchange-Traded Notes (ETNs) Risk – The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund’s decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Extension Risk – If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Financial Services Sector Risk – To the extent that certain of the Fund’s investments are focused in issuers conducting business in the financial services sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact on a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial services companies to incur large losses.

Fixed Income Risk – The Fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund’s investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk – The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Income Risk – Falling interest rates may cause the Fund’s income to decline.

Interest Rate Risk – The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Companies Risk – Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Investment in the Subsidiary Risk – The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to shareholders of registered investment companies. By investing in the Subsidiary, the Fund is exposed to the risks of the Subsidiary’s investments, which in turn will be exposed primarily to the risks of investing in the commodities markets. The Fund also will incur its pro rata share of the expenses of the Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk – Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Issuer Specific Risk – A decrease in the value of the securities of an issuer or guarantor of a debt instrument held by the Fund may cause the value of your investment in the Fund to decrease. The value of a security may increase or decrease for a number of reasons which directly relate to the issuer.

Leveraging Risk – The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund’s investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Prepayment or Call Risk – During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. If this happens, the Fund will be forced to reinvest prepayment proceeds at a time when yields on available securities are lower than the yield in the prepaid security. The Fund may also lose any premium it paid on the security.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Sector Risk – Through its investments in futures and similar instruments, the Fund may have significant exposure to one or more of the energy, precious and industrial metals, and agriculture sectors. As a result of this investment exposure, the Fund will be more susceptible to the risks associated with each sector than a fund that does not invest in such a manner. To the extent that the Fund has significant exposure to any of the energy, precious and industrial metals, and/or agriculture sectors, the Fund is subject to the risk that those sectors will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Tax Risk – To qualify for the favorable U.S. federal income tax treatment generally available to regulated investment companies, the Fund must derive at least 90% of its gross income for each taxable year from sources generating “qualifying income.” Income derived from direct and certain indirect investments in commodities is not qualifying income. The Fund has received a private letter ruling from the Internal Revenue Service that the income attributable to its investment in the Subsidiary will be qualifying income. The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which may invest in commodity-linked derivative instruments and other similar instruments. However, to the extent the Fund invests in such instruments directly, it may be subject to the risk that such instruments will not generate qualifying income and, thus, may compromise the Fund’s ability to qualify as a regulated investment company. The Fund has received a private letter ruling from the Internal Revenue Service that concludes that certain commodities-linked notes held by the Fund will produce qualifying income. If the Fund invests directly in commodity-linked derivative instruments and similar instruments that are not addressed in the private letter ruling, it will seek to restrict the resulting income from such instruments so that, when combined with its non-qualifying income, such income amounts to less than 10% of its gross income. The Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. Failure to comply with the qualifying income test would have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. Effective May 1, 2013, the Dow Jones-UBS Commodity Index will replace the JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index as the Fund’s primary comparative broad-based market index. The Advisor believes the Dow Jones-UBS Commodity Index is a more appropriate broad-based market index for purposes of comparing the Fund’s performance. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The Fund’s investment objective and principal investment strategies changed on July 11, 2011 and January 29, 2013. Prior to January 29, 2013, the Fund sought to provide positive total returns with less volatility than the broad commodity markets by investing in commodity constituents drawn from a limited investment universe of 14 components of the S&P GSCI™ Excess Return Index (Aluminum, Brent Crude, Copper, Corn, Crude Oil, Gold, Heating Oil, Lead, Natural Gas, Nickel, Silver, Soybeans, Unleaded Gasoline, and Wheat). Prior to July 11, 2011, the Fund sought to provide investment results that matched, before fees and expenses, the performance of the JPMorgan Core Commodity Investable Global Asset Rotator Sigma Long Short Total Return Index. Therefore, the performance and average annual total returns shown for periods prior to January 29, 2013 may have differed had the Fund’s current investment objective and principal investment strategy been in effect during those periods.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.820.0888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guggenheiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	The performance information shown below for the H-Class Shares is based on a calendar year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter Return (quarter ended 12/31/2010) 12.70%	Lowest Quarter Return (quarter ended 9/30/2012) -20.89%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.89%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Managed Commodities Strategy Fund | Y Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Managed Commodities Strategy Fund (formerly, Long/Short Commodities Strategy Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Managed Commodities Strategy Fund (the “Fund”) seeks to achieve total returns with less volatility than the broad commodities markets.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Y-Class Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve total returns with less volatility than the broad commodities markets from long and/or short investments in commodities and other investment instruments. The Fund intends to invest in multiple proprietary and third-party investment strategies that seek to identify and profit from upcoming movements, in the global commodities markets.

The strategies may be quantitative or fundamental in nature, and may use market data and macroeconomic analysis to determine positions. The proprietary strategies may range from broad strategies that seek to provide exposure to all commodities markets, to focused strategies that seek to provide exposure to a single asset class, sector or a market.

The Fund generally will take a long position in a particular asset class, sector or market that the Advisor expects to rise in value and generally will take a short position in a particular asset class, sector, or market that the Advisor expects to fall in value. The Fund may also take a long position in a particular asset class, sector or market that the Advisor expects to fall in value and a short position in a particular asset class, sector, or market that the Advisor expects to rise in value to manage the risk of the Fund’s positions and strategies.

The Advisor sets both the long-term strategic weights across individual strategies, or group of strategies, as well as short-term tactical weightings, which may deviate from long-term strategic weights due to short-term market risks or opportunities. The Advisor will employ both quantitative and qualitative methods to assess and manage the level of risk and to seek to improve returns of the Fund over time. The Advisor in its discretion may establish long positions in excess of its short positions, and short positions in excess of its long positions; however, the Fund’s short positions will be fully covered at all times. The estimated risk of each position as measured by volatility, relative strengths of signals, certain macroeconomic views of the Advisor, and other factors, may be used to determine the relative size of positions. Risk-management strategies may be employed and seek to manage risk, improve returns over time, and mitigate declines in the market price of the Fund.

The Fund will seek to implement its investment strategies by investing in: commodity, currency, equity, fixed income and other futures, forwards, options, and options on futures; exchange-traded funds (“ETFs”); other pooled investment vehicles that provide exposure to the commodities, currency, equity and fixed income futures markets; commodity, currency, and financial-linked instruments, such as swap agreements and structured notes; exchange-traded notes (“ETNs”); and common stock. The Fund may purchase and sell options and futures contracts.

Investments in derivative instruments, such as futures, options, and forward contracts and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular trend resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 (the “1940 Act”) or to meet redemption requests. The Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant.

The Fund’s derivative investments will be used both to obtain exposure to the commodities markets and to manage risk and limit exposure created by certain of the Fund’s investments. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. The Fund also intends to enter into short sales and invest in short positions of certain investments.

The Fund expects, under normal circumstances, to buy debt securities to collateralize its derivative investments, for liquidity purposes, or to enhance yield. The Fund may hold a diversified portfolio of fixed instruments of varying maturities, but that have an average duration of less than one year. In particular, the Fund may hold, without limitation, government money market instruments, such as U.S. Treasury securities and U.S. government agency discount notes and bonds with maturities of two years or less. In addition, the Fund may invest, without limitation, in bank obligations, which may include certificates of deposit, commercial paper, asset-backed commercial paper, unsecured bank promissory notes, bank loans, bankers’ acceptances, and time deposits. The Fund may also invest, without limitation, in other short-term instruments, such as loan participations, commercial paper, and repurchase agreements. The Fund will enter into repurchase agreements only with counterparties that are deemed to present acceptable credit risks. Bank obligations may be issued or backed by U.S. banks or be U.S. dollar-denominated obligations issued or guaranteed by foreign banks.

The Fund may invest, without limitation, in U.S. dollar-denominated investment grade debt securities, and may invest no more than 20% of assets in high yield securities, which are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities that the Advisor believes are of comparable quality. The Fund also may invest, without limitation, in mortgage-backed securities or in other asset-backed securities, including to-be-announced transactions. The Fund may invest, without limitation, in U.S. dollar-denominated debt securities of foreign issuers, including emerging market issuers, and may invest up to 10% of its assets in sovereign and corporate debt securities denominated in foreign currencies. The Advisor may attempt, but is not obligated, to reduce foreign currency exchange rate risk by entering into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). The Fund also may invest up to 25% of its assets in municipal securities. The Fund may invest in ETFs and other investment companies, certain of which may be advised by the Advisor, that provide exposure to fixed income securities similar to those securities in which the Fund may invest directly.

The Fund also may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). The Subsidiary is advised by the Advisor, and has the same investment objective as the Fund. Unlike the Fund, however, the Subsidiary may invest to a greater extent in commodity-linked derivative instruments. The Subsidiary’s investments in such instruments are subject to limits on leverage imposed by the 1940 Act. The Fund’s investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure to the investment returns of global commodities markets.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Asset-Backed and Mortgage-Backed Securities Risk – As an investor in asset-backed securities, including mortgage-backed securities, the Fund generally will receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

Bank Obligations Risk – The Fund’s investments in bank obligations may expose it to adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks are also subject to certain additional risks such as adverse foreign political and economic developments.

CFTC Regulatory Risk – The Commodity Futures Trading Commission (“CFTC”) has recently adopted amendments to certain CFTC rules, and is in the process of promulgating new rules, that subject the Fund, the Subsidiary, and the Advisor to certain CFTC disclosure, reporting, and recordkeeping requirements if the Fund and the Subsidiary do not operate within certain derivatives trading and marketing limitations. Compliance with these additional requirements will likely increase Fund and Subsidiary expenses and may adversely affect the Fund’s and the Subsidiary’s ability to obtain exposure to certain investments and the commodities market generally. Certain of the regulatory requirements that would apply to the Fund have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. Consistent with the Fund’s investment strategies and investment policies, the Advisor intends to maintain the flexibility to utilize certain derivatives beyond the CFTC’s new trading limitations and to comply with CFTC rules to the extent required to maintain such investment flexibility.

Commodity-Linked Derivative Investment Risk – The Fund may invest in commodity-linked derivative instruments. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices. The Fund’s investment in commodity-related investment products may lead to losses in excess of the Fund’s investment in such products. Such losses can significantly and adversely affect the net asset value of the Fund and, consequently, a shareholder’s interest in the Fund.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Credit Risk – Issuers or guarantors of debt instruments or the counterparty to a repurchase agreement or loan of portfolio securities may be unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government generally have less credit risk than debt securities of non-government issuers. However, securities issued by certain U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. government. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the Fund’s income and share price.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. To the extent the Fund invests in derivatives to seek to hedge risk or limit leveraged exposure created by other investments, there is no guarantee that such hedging strategies will be effective at managing risk or limiting exposure to leveraged investments. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Equity Risk – The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Exchange-Traded Notes (ETNs) Risk – The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund’s decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Extension Risk – If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Financial Services Sector Risk – To the extent that certain of the Fund’s investments are focused in issuers conducting business in the financial services sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact on a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial services companies to incur large losses.

Fixed Income Risk – The Fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund’s investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk – The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Income Risk – Falling interest rates may cause the Fund’s income to decline.

Interest Rate Risk – The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Companies Risk – Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Investment in the Subsidiary Risk – The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to shareholders of registered investment companies. By investing in the Subsidiary, the Fund is exposed to the risks of the Subsidiary’s investments, which in turn will be exposed primarily to the risks of investing in the commodities markets. The Fund also will incur its pro rata share of the expenses of the Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk – Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Issuer Specific Risk – A decrease in the value of the securities of an issuer or guarantor of a debt instrument held by the Fund may cause the value of your investment in the Fund to decrease. The value of a security may increase or decrease for a number of reasons which directly relate to the issuer.

Leveraging Risk – The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund’s investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Prepayment or Call Risk – During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. If this happens, the Fund will be forced to reinvest prepayment proceeds at a time when yields on available securities are lower than the yield in the prepaid security. The Fund may also lose any premium it paid on the security.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Sector Risk – Through its investments in futures and similar instruments, the Fund may have significant exposure to one or more of the energy, precious and industrial metals, and agriculture sectors. As a result of this investment exposure, the Fund will be more susceptible to the risks associated with each sector than a fund that does not invest in such a manner. To the extent that the Fund has significant exposure to any of the energy, precious and industrial metals, and/or agriculture sectors, the Fund is subject to the risk that those sectors will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Tax Risk – To qualify for the favorable U.S. federal income tax treatment generally available to regulated investment companies, the Fund must derive at least 90% of its gross income for each taxable year from sources generating “qualifying income.” Income derived from direct and certain indirect investments in commodities is not qualifying income. The Fund has received a private letter ruling from the Internal Revenue Service that the income attributable to its investment in the Subsidiary will be qualifying income. The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which may invest in commodity-linked derivative instruments and other similar instruments. However, to the extent the Fund invests in such instruments directly, it may be subject to the risk that such instruments will not generate qualifying income and, thus, may compromise the Fund’s ability to qualify as a regulated investment company. The Fund has received a private letter ruling from the Internal Revenue Service that concludes that certain commodities-linked notes held by the Fund will produce qualifying income. If the Fund invests directly in commodity-linked derivative instruments and similar instruments that are not addressed in the private letter ruling, it will seek to restrict the resulting income from such instruments so that, when combined with its non-qualifying income, such income amounts to less than 10% of its gross income. The Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. Failure to comply with the qualifying income test would have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart shows the performance of the Y-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Y-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. Effective May 1, 2013, the Dow Jones-UBS Commodity Index will replace the JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index as the Fund’s primary comparative broad-based market index. The Advisor believes the Dow Jones-UBS Commodity Index is a more appropriate broad-based market index for purposes of comparing the Fund’s performance. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The Fund’s investment objective and principal investment strategies changed on July 11, 2011 and January 29, 2013. Prior to January 29, 2013, the Fund sought to provide positive total returns with less volatility than the broad commodity markets by investing in commodity constituents drawn from a limited investment universe of 14 components of the S&P GSCI™ Excess Return Index (Aluminum, Brent Crude, Copper, Corn, Crude Oil, Gold, Heating Oil, Lead, Natural Gas, Nickel, Silver, Soybeans, Unleaded Gasoline, and Wheat). Prior to July 11, 2011, the Fund sought to provide investment results that matched, before fees and expenses, the performance of the JPMorgan Core Commodity Investable Global Asset Rotator Sigma Long Short Total Return Index. Therefore, the performance and average annual total returns shown for periods prior to January 29, 2013 may have differed had the Fund’s current investment objective and principal investment strategy been in effect during those periods.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart shows the performance of the Y-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Y-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.820.0888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guggenheiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	The performance information shown below for the Y-Class Shares is based on a calendar year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter Return (quarter ended 3/31/2012) 9.52%	Lowest Quarter Return (quarter ended 9/30/2012) -20.84%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.84%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Managed Commodities Strategy Fund | A-Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees of the Fund and the Subsidiary	rr_ManagementFeesOverAssets	1.06%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.53%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	639
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	982
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,349
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,377
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 Year	rr_AverageAnnualReturnYear01	(30.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.42%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2009
Managed Commodities Strategy Fund | C-Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees of the Fund and the Subsidiary	rr_ManagementFeesOverAssets	1.06%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.53%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.60%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	347
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	760
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,300
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,776
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	247
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	760
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,300
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,776
2010	rr_AnnualReturn2010	14.70%
2011	rr_AnnualReturn2011	(2.56%)
2012	rr_AnnualReturn2012	(27.19%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 Year	rr_AverageAnnualReturnYear01	(27.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.82%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2009
Managed Commodities Strategy Fund | Institutional Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees of the Fund and the Subsidiary	rr_ManagementFeesOverAssets	1.06%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.53%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	148
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	458
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	792
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,735
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 Year	rr_AverageAnnualReturnYear01	(26.48%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.66%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2010
Managed Commodities Strategy Fund | H-Class Shares | H Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Shareholder Fee	rr_ShareholderFeeOther	none
Management Fees of the Fund and the Subsidiary	rr_ManagementFeesOverAssets	1.06%
Distribution (12b-1) Fees	ck0000899148_Distribution12b1Fees	0.0025
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.53%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	172
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	532
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	917
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,997
2010	rr_AnnualReturn2010	15.51%
2011	rr_AnnualReturn2011	(1.83%)
2012	rr_AnnualReturn2012	(26.63%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 Year	rr_AverageAnnualReturnYear01	(26.63%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.12%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2009
Managed Commodities Strategy Fund | Y-Class Shares | Y Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Shareholder Fee	rr_ShareholderFeeOther	none
Management Fees of the Fund and the Subsidiary	rr_ManagementFeesOverAssets	1.06%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.47%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	141
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	760
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,668
2011	rr_AnnualReturn2011	(1.52%)
2012	rr_AnnualReturn2012	(26.44%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 Year	rr_AverageAnnualReturnYear01	(26.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.64%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 29, 2010
Managed Commodities Strategy Fund | After Taxes on Distributions | A-Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 Year	rr_AverageAnnualReturnYear01	(30.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.56%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2009
Managed Commodities Strategy Fund | After Taxes on Distributions | C-Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 Year	rr_AverageAnnualReturnYear01	(27.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.99%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2009
Managed Commodities Strategy Fund | After Taxes on Distributions | Institutional Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 Year	rr_AverageAnnualReturnYear01	(26.48%)
Since Inception	rr_AverageAnnualReturnSinceInception	(11.12%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2010
Managed Commodities Strategy Fund | After Taxes on Distributions | H-Class Shares | H Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 Year	rr_AverageAnnualReturnYear01	(26.63%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.28%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2009
Managed Commodities Strategy Fund | After Taxes on Distributions | Y-Class Shares | Y Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 Year	rr_AverageAnnualReturnYear01	(26.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	(10.06%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 29, 2010
Managed Commodities Strategy Fund | After Taxes on Distributions and Sales | A-Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 Year	rr_AverageAnnualReturnYear01	(19.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.72%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2009
Managed Commodities Strategy Fund | After Taxes on Distributions and Sales | C-Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 Year	rr_AverageAnnualReturnYear01	(18.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.24%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2009
Managed Commodities Strategy Fund | After Taxes on Distributions and Sales | Institutional Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 Year	rr_AverageAnnualReturnYear01	(17.21%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.76%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2010
Managed Commodities Strategy Fund | After Taxes on Distributions and Sales | H-Class Shares | H Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 Year	rr_AverageAnnualReturnYear01	(17.31%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.66%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2009
Managed Commodities Strategy Fund | After Taxes on Distributions and Sales | Y-Class Shares | Y Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 Year	rr_AverageAnnualReturnYear01	(17.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.90%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 29, 2010
Managed Commodities Strategy Fund | Dow Jones-UBS Commodity Index (reflects no deduction for fees, expenses or taxes) | A-Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones-UBS Commodity Index (reflects no deduction for fees, expenses or taxes)
Past 1 Year	rr_AverageAnnualReturnYear01	(1.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2009
Managed Commodities Strategy Fund | Dow Jones-UBS Commodity Index (reflects no deduction for fees, expenses or taxes) | C-Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones-UBS Commodity Index (reflects no deduction for fees, expenses or taxes)
Past 1 Year	rr_AverageAnnualReturnYear01	(1.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2009
Managed Commodities Strategy Fund | Dow Jones-UBS Commodity Index (reflects no deduction for fees, expenses or taxes) | Institutional Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones-UBS Commodity Index (reflects no deduction for fees, expenses or taxes)
Past 1 Year	rr_AverageAnnualReturnYear01	(1.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2010
Managed Commodities Strategy Fund | Dow Jones-UBS Commodity Index (reflects no deduction for fees, expenses or taxes) | H-Class Shares | H Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones-UBS Commodity Index (reflects no deduction for fees, expenses or taxes)
Past 1 Year	rr_AverageAnnualReturnYear01	(1.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2009
Managed Commodities Strategy Fund | Dow Jones-UBS Commodity Index (reflects no deduction for fees, expenses or taxes) | Y-Class Shares | Y Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones-UBS Commodity Index (reflects no deduction for fees, expenses or taxes)
Past 1 Year	rr_AverageAnnualReturnYear01	(1.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 29, 2010
Managed Commodities Strategy Fund | JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index (reflects no deduction for fees, expenses or taxes) | A-Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index (reflects no deduction for fees, expenses or taxes)
Past 1 Year	rr_AverageAnnualReturnYear01	(24.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.75%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2009
Managed Commodities Strategy Fund | JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index (reflects no deduction for fees, expenses or taxes) | C-Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index (reflects no deduction for fees, expenses or taxes)
Past 1 Year	rr_AverageAnnualReturnYear01	(24.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.75%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2009
Managed Commodities Strategy Fund | JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index (reflects no deduction for fees, expenses or taxes) | Institutional Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index (reflects no deduction for fees, expenses or taxes)
Past 1 Year	rr_AverageAnnualReturnYear01	(24.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.49%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2010
Managed Commodities Strategy Fund | JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index (reflects no deduction for fees, expenses or taxes) | H-Class Shares | H Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index (reflects no deduction for fees, expenses or taxes)
Past 1 Year	rr_AverageAnnualReturnYear01	(24.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.75%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2009
Managed Commodities Strategy Fund | JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index (reflects no deduction for fees, expenses or taxes) | Y-Class Shares | Y Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index (reflects no deduction for fees, expenses or taxes)
Past 1 Year	rr_AverageAnnualReturnYear01	(24.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.29%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 29, 2010
Managed Futures Strategy Fund | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Managed Futures Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Managed Futures Strategy Fund (the “Fund”) seeks to achieve absolute returns.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares, C-Class Shares or Institutional Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 54 of this Prospectus and in the “A-Class Shares–Initial Sales Charges, Reductions, and Waivers” section beginning on page 58 of the Fund’s Statement of Additional Information (the “SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	[3]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 172% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	172.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve absolute returns. The Fund intends to invest in multiple proprietary and third-party investment strategies that seek to identify and profit from upcoming movements in any combination of global fixed income, currency, commodity, or equity markets.

The strategies maybe quantitative or fundamental in nature, and may use market data and macroeconomic analysis to determine positions. The proprietary strategies may range from broad strategies that seek to provide exposure to all markets to focused strategies that seek to provide exposure to a single asset class, sector, or market.

The Fund generally will take a long position in a particular asset class, sector or market that the Advisor expects to rise in value and generally will take a short position in a particular asset class, sector or market that the Advisor expects to fall in value. The Fund may also take a long position in a particular asset class, sector or market that the Advisor expects to fall in value and may also take a short position in a particular asset class, sector, or market that the Advisor expects to rise in value to manage the risk of the Fund’s positions and strategies.

The Advisor sets both the long-term strategic weights across individual strategies, or group of strategies, as well as short-term tactical weightings, which may deviate from long-term strategic weights, due to short-term market risks or opportunities. The Advisor will employ both quantitative and qualitative methods to assess and manage the level of risk, and to seek to improve returns of the Fund over time. The Advisor in its discretion may establish long positions in excess of its short positions, and short positions in excess of its long positions; however, the Fund’s short positions will be fully covered at all times.

The estimated risk of each position as measured by volatility, relative strengths of signals, certain macroeconomic views of the Advisor, and other factors, may be used to determine the relative size of positions. Risk-management strategies may be employed and seek to manage risk, improve returns over time, and mitigate declines in the market price of the Fund.

The Fund will seek to implement its investment strategies by investing in: commodity, currency, equity, fixed income and other futures, forwards, options, and options on futures; exchange-traded funds (“ETFs”); other pooled investment vehicles that provide exposure to the commodity, currency, equity and fixed income futures markets; commodity, currency, and financial-linked instruments, such as swap agreements and structured notes; exchange-traded notes (“ETNs”); and common stock. The Fund may purchase and sell options and futures contracts.

Investments in derivative instruments, such as futures, options, and forward contracts and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular trend resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 (the “1940 Act”) or to meet redemption requests. The Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant.

The Fund’s derivative investments will be used both to obtain exposure to the commodity, currency, equity, and fixed income markets and to manage risk and limit exposure created by certain of the Fund’s investments. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. The Fund also intends to enter into short sales and invest in short positions of certain investments.

The Fund expects, under normal circumstances, to buy debt securities to collateralize its derivative investments, for liquidity purposes, or to enhance yield. The Fund may hold a diversified portfolio of fixed instruments of varying maturities, but that have an average duration of less than one year. In particular, the Fund may hold, without limitation, government money market instruments, such as U.S. Treasury securities and U.S. government agency discount notes and bonds with maturities of two years or less. In addition, the Fund may invest, without limitation, in bank obligations, which may include certificates of deposit, commercial paper, asset-backed commercial paper, unsecured bank promissory notes, bank loans, bankers’ acceptances, and time deposits. The Fund may also invest, without limitation, in other short-term instruments, such as loan participations, commercial paper, and repurchase agreements. The Fund will enter into repurchase agreements only with counterparties that are deemed to present acceptable credit risks. Bank obligations may be issued or backed by U.S. banks or be U.S. dollar-denominated obligations issued or guaranteed by foreign banks.

The Fund may invest, without limitation, in U.S. dollar-denominated investment grade debt securities, and may invest no more than 20% of assets in high yield securities, which are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities that the Advisor believes are of comparable quality. The Fund also may invest, without limitation, in mortgage-backed securities or in other asset-backed securities, including to-be-announced transactions. The Fund may invest, without limitation, in U.S. dollar-denominated debt securities of foreign issuers, including emerging market issuers, and may invest up to 10% of its assets in sovereign and corporate debt securities denominated in foreign currencies. The Advisor may attempt, but is not obligated, to reduce foreign currency exchange rate risk by entering into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). The Fund also may invest up to 25% of its assets in municipal securities. The Fund may invest in ETFs and other investment companies, certain of which may be advised by the Advisor, that provide exposure to fixed income securities similar to those securities in which the Fund may invest directly.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in “managed futures.” For these purposes, managed futures are investments in commodity, currency, equity, and fixed income futures, and financial-linked instruments, as well as other instruments that in combination have economic characteristics similar or equivalent to those of commodity, currency, equity, and fixed income futures contracts. This is a non-fundamental policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.

The Fund may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). The Subsidiary is advised by the Advisor and has the same investment objective as the Fund. Unlike the Fund, however, the Subsidiary may invest to a greater extent in commodity-linked derivative instruments. The Subsidiary’s investments in such instruments are subject to limits on leverage imposed by the 1940 Act. The Fund’s investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure to the investment returns of global commodity market.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance. High portfolio turnover may also result in high levels of short-term capital gains, which are generally taxable as ordinary income when distributed to shareholders. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Asset-Backed and Mortgage-Backed Securities Risk – As an investor in asset-backed securities, including mortgage-backed securities, the Fund generally will receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

Bank Obligations Risk – The Fund’s investments in bank obligations may expose it to adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks, including Yankee obligations, are subject to the same risks that pertain to domestic issuers, notably credit risk and market risk, but are also subject to certain additional risks such as adverse foreign political and economic developments, the extent and quality of foreign government regulation of the financial markets and institutions, foreign withholding taxes and other sovereign action such as nationalization or expropriation.

Call Risk/Prepayment Risk – During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. This may result in the Fund reinvesting proceeds at lower interest rates, resulting in a decline in the Fund’s income.

CFTC Regulatory Risk – The Commodity Futures Trading Commission (“CFTC”) has recently adopted amendments to certain CFTC rules, and is in the process of promulgating new rules, that subject the Fund, the Subsidiary, and the Advisor to certain CFTC disclosure, reporting, and recordkeeping requirements if the Fund and the Subsidiary do not operate within certain derivatives trading and marketing limitations. Compliance with these additional requirements will likely increase Fund and Subsidiary expenses and may adversely affect the Fund’s and the Subsidiary’s ability to obtain exposure to certain investments and the commodities market generally. Certain of the regulatory requirements that would apply to the Fund have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. Consistent with the Fund’s investment strategies and investment policies, the Advisor intends to maintain the flexibility to utilize certain derivatives beyond the CFTC’s new trading limitations and to comply with CFTC rules to the extent required to maintain such investment flexibility.

Commodity-Linked Derivative Investment Risk – The Fund may invest in commodity-linked derivative instruments. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices. The Fund’s investment in commodity-related investment products may lead to losses in excess of the Fund’s investment in such products. Such losses can significantly and adversely affect the net asset value of the Fund and, consequently, a shareholder’s interest in the Fund.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Credit Risk – Issuers or guarantors of debt instruments or the counterparty to a repurchase agreement or loan of portfolio securities may be unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government generally have less credit risk than debt securities of non-government issuers. However, securities issued by certain U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. government. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the Fund’s income and share price.

Currency Risk – The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. To the extent the Fund invests in derivatives to seek to hedge risk or limit leveraged exposure created by other investments, there is no guarantee that such hedging strategies will be effective at managing risk or limiting exposure to leveraged investments. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Equity Risk – The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Extension Risk – An issuer may exercise its right to pay principal on an obligation later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease and the Fund’s performance may suffer from its inability to invest in higher yielding securities.

Financial Services Sector Risk – To the extent that certain of the Fund’s investments are focused in issuers conducting business in the financial services sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact on a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial services companies to incur large losses.

Fixed Income Risk – The Fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund’s investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk – The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Income Risk – Falling interest rates may cause the Fund’s income to decline.

Interest Rate Risk – The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Companies Risk – Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Investment in the Subsidiary Risk – The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to shareholders of registered investment companies. By investing in the Subsidiary, the Fund is exposed to the risks of the Subsidiary’s investments, which in turn will be exposed primarily to the risks of investing in the commodities markets. The Fund also will incur its pro rata share of the expenses of the Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk – Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Issuer Specific Risk – A decrease in the value of the securities of an issuer or guarantor of a debt instrument held by the Fund may cause the value of your investment in the Fund to decrease. The value of a security may increase or decrease for a number of reasons which directly relate to the issuer.

Leveraging Risk – The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The use of derivatives and other similar financial instruments are an integral part of the Fund’s investment strategy and may expose the Fund to potentially dramatic losses (or gains) in the value of a derivative or other financial instrument and, thus, in the value the Fund’s portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such an investment. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value these investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Sector Risk – Through its investments in futures and similar instruments, the Fund may have significant exposure to one or more of the energy, precious and industrial metals, and agriculture sectors. As a result of this investment exposure, the Fund will be more susceptible to the risks associated with each sector than a fund that does not invest in such a manner. To the extent that the Fund has significant exposure to any of the energy, precious and industrial metals, and/or agriculture sectors, the Fund is subject to the risk that those sectors will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Tax Risk – To qualify for the favorable U.S. federal income tax treatment generally available to regulated investment companies, the Fund must derive at least 90% of its gross income for each taxable year from sources generating “qualifying income.” Income derived from direct and certain indirect investments in commodities is not qualifying income. The Fund has received a private letter ruling from the Internal Revenue Service that the income attributable to its investment in the Subsidiary will be qualifying income. The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which may invest in commodity-linked derivative instruments and other similar instruments. However, to the extent the Fund invests in such instruments directly, it may be subject to the risk that such instruments will not generate qualifying income and, thus, may compromise the Fund’s ability to qualify as a regulated investment company. The Fund has received a private letter ruling from the Internal Revenue Service that concludes that certain commodities-linked notes held by the Fund will produce qualifying income. If the Fund invests directly in commodity-linked derivative instruments and similar instruments that are not addressed in the private letter ruling, it will seek to restrict the resulting income from such instruments so that, when combined with its non-qualifying income, such income amounts to less than 10% of its gross income. The Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. Failure to comply with the qualifying income test would have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares, C-Class Shares and Institutional Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The Fund’s investment objective and/or principal investment strategies changed on July 11, 2011, September 27, 2012, and January 29, 2013. Prior to January 29, 2013, the Fund sought to achieve positive absolute returns using an investment methodology based primarily on the systematic rules-based trend-following strategy of the S&P Diversified Trends Indicator® (the “S&P DTI”). Prior to July 11, 2011, the Fund sought to provide investment results that matched, before fees and expenses, the performance of the S&P DTI. Therefore, the performance and average annual total returns shown for periods prior to January 29, 2013 may have differed had the Fund’s current investment objective and principal investment strategy been in effect during those periods.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares, C-Class Shares and Institutional Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index and the S&P Diversified Trends Indicator® (the “S&P DTI”).

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.820.0888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guggenheiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	The performance information shown below for the C-Class Shares is based on a calendar year.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads

The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter Return (quarter ended 12/31/2008) 8.00%	Lowest Quarter Return (quarter ended 9/30/2008) -6.68%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.68%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Managed Futures Strategy Fund | H Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Managed Futures Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Managed Futures Strategy Fund (the “Fund”) seeks to achieve absolute returns.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	[3]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 172% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	172.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve absolute returns. The Fund intends to invest in multiple proprietary and third-party investment strategies that seek to identify and profit from upcoming movements in any combination of global fixed income, currency, commodity, or equity markets.

The strategies maybe quantitative or fundamental in nature, and may use market data and macroeconomic analysis to determine positions. The proprietary strategies may range from broad strategies that seek to provide exposure to all markets to focused strategies that seek to provide exposure to a single asset class, sector, or market.

The Fund generally will take a long position in a particular asset class, sector or market that the Advisor expects to rise in value and generally will take a short position in a particular asset class, sector or market that the Advisor expects to fall in value. The Fund may also take a long position in a particular asset class, sector or market that the Advisor expects to fall in value and may also take a short position in a particular asset class, sector, or market that the Advisor expects to rise in value to manage the risk of the Fund’s positions and strategies.

The Advisor sets both the long-term strategic weights across individual strategies, or group of strategies, as well as short-term tactical weightings, which may deviate from long-term strategic weights, due to short-term market risks or opportunities. The Advisor will employ both quantitative and qualitative methods to assess and manage the level of risk, and to seek to improve returns of the Fund over time. The Advisor in its discretion may establish long positions in excess of its short positions, and short positions in excess of its long positions; however, the Fund’s short positions will be fully covered at all times.

The estimated risk of each position as measured by volatility, relative strengths of signals, certain macroeconomic views of the Advisor, and other factors, may be used to determine the relative size of positions. Risk-management strategies may be employed and seek to manage risk, improve returns over time, and mitigate declines in the market price of the Fund.

The Fund will seek to implement its investment strategies by investing in: commodity, currency, equity, fixed income and other futures, forwards, options, and options on futures; exchange-traded funds (“ETFs”); other pooled investment vehicles that provide exposure to the commodity, currency, equity and fixed income futures markets; commodity, currency, and financial-linked instruments, such as swap agreements and structured notes; exchange-traded notes (“ETNs”); and common stock. The Fund may purchase and sell options and futures contracts.

Investments in derivative instruments, such as futures, options, and forward contracts and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular trend resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 (the “1940 Act”) or to meet redemption requests. The Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant.

The Fund’s derivative investments will be used both to obtain exposure to the commodity, currency, equity, and fixed income markets and to manage risk and limit exposure created by certain of the Fund’s investments. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. The Fund also intends to enter into short sales and invest in short positions of certain investments.

The Fund expects, under normal circumstances, to buy debt securities to collateralize its derivative investments, for liquidity purposes, or to enhance yield. The Fund may hold a diversified portfolio of fixed instruments of varying maturities, but that have an average duration of less than one year. In particular, the Fund may hold, without limitation, government money market instruments, such as U.S. Treasury securities and U.S. government agency discount notes and bonds with maturities of two years or less. In addition, the Fund may invest, without limitation, in bank obligations, which may include certificates of deposit, commercial paper, asset-backed commercial paper, unsecured bank promissory notes, bank loans, bankers’ acceptances, and time deposits. The Fund may also invest, without limitation, in other short-term instruments, such as loan participations, commercial paper, and repurchase agreements. The Fund will enter into repurchase agreements only with counterparties that are deemed to present acceptable credit risks. Bank obligations may be issued or backed by U.S. banks or be U.S. dollar-denominated obligations issued or guaranteed by foreign banks.

The Fund may invest, without limitation, in U.S. dollar-denominated investment grade debt securities, and may invest no more than 20% of assets in high yield securities, which are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities that the Advisor believes are of comparable quality. The Fund also may invest, without limitation, in mortgage-backed securities or in other asset-backed securities, including to-be-announced transactions. The Fund may invest, without limitation, in U.S. dollar-denominated debt securities of foreign issuers, including emerging market issuers, and may invest up to 10% of its assets in sovereign and corporate debt securities denominated in foreign currencies. The Advisor may attempt, but is not obligated, to reduce foreign currency exchange rate risk by entering into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). The Fund also may invest up to 25% of its assets in municipal securities. The Fund may invest in ETFs and other investment companies, certain of which may be advised by the Advisor, that provide exposure to fixed income securities similar to those securities in which the Fund may invest directly.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in “managed futures.” For these purposes, managed futures are investments in commodity, currency, equity, and fixed income futures, and financial-linked instruments, as well as other instruments that in combination have economic characteristics similar or equivalent to those of commodity, currency, equity, and fixed income futures contracts. This is a non-fundamental policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.

The Fund may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). The Subsidiary is advised by the Advisor and has the same investment objective as the Fund. Unlike the Fund, however, the Subsidiary may invest to a greater extent in commodity-linked derivative instruments. The Subsidiary’s investments in such instruments are subject to limits on leverage imposed by the 1940 Act. The Fund’s investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure to the investment returns of global commodity market.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance. High portfolio turnover may also result in high levels of short-term capital gains, which are generally taxable as ordinary income when distributed to shareholders. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Asset-Backed and Mortgage-Backed Securities Risk – As an investor in asset-backed securities, including mortgage-backed securities, the Fund generally will receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

Bank Obligations Risk – The Fund’s investments in bank obligations may expose it to adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks, including Yankee obligations, are subject to the same risks that pertain to domestic issuers, notably credit risk and market risk, but are also subject to certain additional risks such as adverse foreign political and economic developments, the extent and quality of foreign government regulation of the financial markets and institutions, foreign withholding taxes and other sovereign action such as nationalization or expropriation.

Call Risk/Prepayment Risk – During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. This may result in the Fund reinvesting proceeds at lower interest rates, resulting in a decline in the Fund’s income.

CFTC Regulatory Risk – The Commodity Futures Trading Commission (“CFTC”) has recently adopted amendments to certain CFTC rules, and is in the process of promulgating new rules, that subject the Fund, the Subsidiary, and the Advisor to certain CFTC disclosure, reporting, and recordkeeping requirements if the Fund and the Subsidiary do not operate within certain derivatives trading and marketing limitations. Compliance with these additional requirements will likely increase Fund and Subsidiary expenses and may adversely affect the Fund’s and the Subsidiary’s ability to obtain exposure to certain investments and the commodities market generally. Certain of the regulatory requirements that would apply to the Fund have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. Consistent with the Fund’s investment strategies and investment policies, the Advisor intends to maintain the flexibility to utilize certain derivatives beyond the CFTC’s new trading limitations and to comply with CFTC rules to the extent required to maintain such investment flexibility.

Commodity-Linked Derivative Investment Risk – The Fund may invest in commodity-linked derivative instruments. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices. The Fund’s investment in commodity-related investment products may lead to losses in excess of the Fund’s investment in such products. Such losses can significantly and adversely affect the net asset value of the Fund and, consequently, a shareholder’s interest in the Fund.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Credit Risk – Issuers or guarantors of debt instruments or the counterparty to a repurchase agreement or loan of portfolio securities may be unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government generally have less credit risk than debt securities of non-government issuers. However, securities issued by certain U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. government. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the Fund’s income and share price.

Currency Risk – The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. To the extent the Fund invests in derivatives to seek to hedge risk or limit leveraged exposure created by other investments, there is no guarantee that such hedging strategies will be effective at managing risk or limiting exposure to leveraged investments. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Equity Risk – The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Extension Risk – An issuer may exercise its right to pay principal on an obligation later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease and the Fund’s performance may suffer from its inability to invest in higher yielding securities.

Financial Services Sector Risk – To the extent that certain of the Fund’s investments are focused in issuers conducting business in the financial services sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact on a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial services companies to incur large losses.

Fixed Income Risk – The Fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund’s investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk – The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Income Risk – Falling interest rates may cause the Fund’s income to decline.

Interest Rate Risk – The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Companies Risk – Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Investment in the Subsidiary Risk – The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to shareholders of registered investment companies. By investing in the Subsidiary, the Fund is exposed to the risks of the Subsidiary’s investments, which in turn will be exposed primarily to the risks of investing in the commodities markets. The Fund also will incur its pro rata share of the expenses of the Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk – Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Issuer Specific Risk – A decrease in the value of the securities of an issuer or guarantor of a debt instrument held by the Fund may cause the value of your investment in the Fund to decrease. The value of a security may increase or decrease for a number of reasons which directly relate to the issuer.

Leveraging Risk – The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The use of derivatives and other similar financial instruments are an integral part of the Fund’s investment strategy and may expose the Fund to potentially dramatic losses (or gains) in the value of a derivative or other financial instrument and, thus, in the value the Fund’s portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such an investment. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value these investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Sector Risk – Through its investments in futures and similar instruments, the Fund may have significant exposure to one or more of the energy, precious and industrial metals, and agriculture sectors. As a result of this investment exposure, the Fund will be more susceptible to the risks associated with each sector than a fund that does not invest in such a manner. To the extent that the Fund has significant exposure to any of the energy, precious and industrial metals, and/or agriculture sectors, the Fund is subject to the risk that those sectors will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Tax Risk – To qualify for the favorable U.S. federal income tax treatment generally available to regulated investment companies, the Fund must derive at least 90% of its gross income for each taxable year from sources generating “qualifying income.” Income derived from direct and certain indirect investments in commodities is not qualifying income. The Fund has received a private letter ruling from the Internal Revenue Service that the income attributable to its investment in the Subsidiary will be qualifying income. The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which may invest in commodity-linked derivative instruments and other similar instruments. However, to the extent the Fund invests in such instruments directly, it may be subject to the risk that such instruments will not generate qualifying income and, thus, may compromise the Fund’s ability to qualify as a regulated investment company. The Fund has received a private letter ruling from the Internal Revenue Service that concludes that certain commodities-linked notes held by the Fund will produce qualifying income. If the Fund invests directly in commodity-linked derivative instruments and similar instruments that are not addressed in the private letter ruling, it will seek to restrict the resulting income from such instruments so that, when combined with its non-qualifying income, such income amounts to less than 10% of its gross income. The Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. Failure to comply with the qualifying income test would have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The Fund’s investment objective and/or principal investment strategies changed on July 11, 2011, September 27, 2012, and January 29, 2013. Prior to January 29, 2013, the Fund sought to achieve positive absolute returns using an investment methodology based primarily on the systematic rules-based trend-following strategy of the S&P Diversified Trends Indicator® (the “S&P DTI”). Prior to July 11, 2011, the Fund sought to provide investment results that matched, before fees and expenses, the performance of the S&P DTI. Therefore, the performance and average annual total returns shown for periods prior to January 29, 2013 may have differed had the Fund’s current investment objective and principal investment strategy been in effect during those periods.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index and the S&P Diversified Trends Indicator® (the “S&P DTI”).

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.820.0888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guggenheiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	The performance information shown below for the H-Class Shares is based on a calendar year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter Return (quarter ended 12/31/2008) 8.21%	Lowest Quarter Return (quarter ended 9/30/2008) -6.51%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.51%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Managed Futures Strategy Fund | Y Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Managed Futures Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Managed Futures Strategy Fund (the “Fund”) seeks to achieve absolute returns.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Y-Class Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	[3]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 172% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	172.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve absolute returns. The Fund intends to invest in multiple proprietary and third-party investment strategies that seek to identify and profit from upcoming movements in any combination of global fixed income, currency, commodity, or equity markets.

The strategies maybe quantitative or fundamental in nature, and may use market data and macroeconomic analysis to determine positions. The proprietary strategies may range from broad strategies that seek to provide exposure to all markets to focused strategies that seek to provide exposure to a single asset class, sector, or market.

The Fund generally will take a long position in a particular asset class, sector or market that the Advisor expects to rise in value and generally will take a short position in a particular asset class, sector or market that the Advisor expects to fall in value. The Fund may also take a long position in a particular asset class, sector or market that the Advisor expects to fall in value and may also take a short position in a particular asset class, sector, or market that the Advisor expects to rise in value to manage the risk of the Fund’s positions and strategies.

The Advisor sets both the long-term strategic weights across individual strategies, or group of strategies, as well as short-term tactical weightings, which may deviate from long-term strategic weights, due to short-term market risks or opportunities. The Advisor will employ both quantitative and qualitative methods to assess and manage the level of risk, and to seek to improve returns of the Fund over time. The Advisor in its discretion may establish long positions in excess of its short positions, and short positions in excess of its long positions; however, the Fund’s short positions will be fully covered at all times.

The estimated risk of each position as measured by volatility, relative strengths of signals, certain macroeconomic views of the Advisor, and other factors, may be used to determine the relative size of positions. Risk-management strategies may be employed and seek to manage risk, improve returns over time, and mitigate declines in the market price of the Fund.

The Fund will seek to implement its investment strategies by investing in: commodity, currency, equity, fixed income and other futures, forwards, options, and options on futures; exchange-traded funds (“ETFs”); other pooled investment vehicles that provide exposure to the commodity, currency, equity and fixed income futures markets; commodity, currency, and financial-linked instruments, such as swap agreements and structured notes; exchange-traded notes (“ETNs”); and common stock. The Fund may purchase and sell options and futures contracts.

Investments in derivative instruments, such as futures, options, and forward contracts and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular trend resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 (the “1940 Act”) or to meet redemption requests. The Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant.

The Fund’s derivative investments will be used both to obtain exposure to the commodity, currency, equity, and fixed income markets and to manage risk and limit exposure created by certain of the Fund’s investments. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. The Fund also intends to enter into short sales and invest in short positions of certain investments.

The Fund expects, under normal circumstances, to buy debt securities to collateralize its derivative investments, for liquidity purposes, or to enhance yield. The Fund may hold a diversified portfolio of fixed instruments of varying maturities, but that have an average duration of less than one year. In particular, the Fund may hold, without limitation, government money market instruments, such as U.S. Treasury securities and U.S. government agency discount notes and bonds with maturities of two years or less. In addition, the Fund may invest, without limitation, in bank obligations, which may include certificates of deposit, commercial paper, asset-backed commercial paper, unsecured bank promissory notes, bank loans, bankers’ acceptances, and time deposits. The Fund may also invest, without limitation, in other short-term instruments, such as loan participations, commercial paper, and repurchase agreements. The Fund will enter into repurchase agreements only with counterparties that are deemed to present acceptable credit risks. Bank obligations may be issued or backed by U.S. banks or be U.S. dollar-denominated obligations issued or guaranteed by foreign banks.

The Fund may invest, without limitation, in U.S. dollar-denominated investment grade debt securities, and may invest no more than 20% of assets in high yield securities, which are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities that the Advisor believes are of comparable quality. The Fund also may invest, without limitation, in mortgage-backed securities or in other asset-backed securities, including to-be-announced transactions. The Fund may invest, without limitation, in U.S. dollar-denominated debt securities of foreign issuers, including emerging market issuers, and may invest up to 10% of its assets in sovereign and corporate debt securities denominated in foreign currencies. The Advisor may attempt, but is not obligated, to reduce foreign currency exchange rate risk by entering into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). The Fund also may invest up to 25% of its assets in municipal securities. The Fund may invest in ETFs and other investment companies, certain of which may be advised by the Advisor, that provide exposure to fixed income securities similar to those securities in which the Fund may invest directly.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in “managed futures.” For these purposes, managed futures are investments in commodity, currency, equity, and fixed income futures, and financial-linked instruments, as well as other instruments that in combination have economic characteristics similar or equivalent to those of commodity, currency, equity, and fixed income futures contracts. This is a non-fundamental policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.

The Fund may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). The Subsidiary is advised by the Advisor and has the same investment objective as the Fund. Unlike the Fund, however, the Subsidiary may invest to a greater extent in commodity-linked derivative instruments. The Subsidiary’s investments in such instruments are subject to limits on leverage imposed by the 1940 Act. The Fund’s investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure to the investment returns of global commodity market.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance. High portfolio turnover may also result in high levels of short-term capital gains, which are generally taxable as ordinary income when distributed to shareholders. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Asset-backed and Mortgage-backed Securities Risk – As an investor in asset-backed securities, including mortgage-backed securities, the Fund generally will receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

Bank Obligations Risk – The Fund’s investments in bank obligations may expose it to adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks, including Yankee obligations, are subject to the same risks that pertain to domestic issuers, notably credit risk and market risk, but are also subject to certain additional risks such as adverse foreign political and economic developments, the extent and quality of foreign government regulation of the financial markets and institutions, foreign withholding taxes and other sovereign action such as nationalization or expropriation.

Call Risk/Prepayment Risk – During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. This may result in the Fund reinvesting proceeds at lower interest rates, resulting in a decline in the Fund’s income.

CFTC Regulatory Risk – The Commodity Futures Trading Commission (“CFTC”) has recently adopted amendments to certain CFTC rules, and is in the process of promulgating new rules, that subject the Fund, the Subsidiary, and the Advisor to certain CFTC disclosure, reporting, and recordkeeping requirements if the Fund and the Subsidiary do not operate within certain derivatives trading and marketing limitations. Compliance with these additional requirements will likely increase Fund and Subsidiary expenses and may adversely affect the Fund’s and the Subsidiary’s ability to obtain exposure to certain investments and the commodities market generally. Certain of the regulatory requirements that would apply to the Fund have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. Consistent with the Fund’s investment strategies and investment policies, the Advisor intends to maintain the flexibility to utilize certain derivatives beyond the CFTC’s new trading limitations and to comply with CFTC rules to the extent required to maintain such investment flexibility.

Commodity-linked Derivative Investment Risk – The Fund may invest in commodity-linked derivative instruments. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices. The Fund’s investment in commodity-related investment products may lead to losses in excess of the Fund’s investment in such products. Such losses can significantly and adversely affect the net asset value of the Fund and, consequently, a shareholder’s interest in the Fund.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Credit Risk – Issuers or guarantors of debt instruments or the counterparty to a repurchase agreement or loan of portfolio securities may be unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government generally have less credit risk than debt securities of non-government issuers. However, securities issued by certain U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. government. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the Fund’s income and share price.

Currency Risk – The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. To the extent the Fund invests in derivatives to seek to hedge risk or limit leveraged exposure created by other investments, there is no guarantee that such hedging strategies will be effective at managing risk or limiting exposure to leveraged investments. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Equity Risk – The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Extension Risk – An issuer may exercise its right to pay principal on an obligation later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease and the Fund’s performance may suffer from its inability to invest in higher yielding securities.

Financial Services Sector Risk – To the extent that certain of the Fund’s investments are focused in issuers conducting business in the financial services sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact on a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial services companies to incur large losses.

Fixed Income Risk – The Fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund’s investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk – The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Income Risk – Falling interest rates may cause the Fund’s income to decline.

Interest Rate Risk – The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.

Investment In Investment Companies Risk – Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Investment in the Subsidiary Risk – The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to shareholders of registered investment companies. By investing in the Subsidiary, the Fund is exposed to the risks of the Subsidiary’s investments, which in turn will be exposed primarily to the risks of investing in the commodities markets. The Fund also will incur its pro rata share of the expenses of the Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk – Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Issuer Specific Risk – A decrease in the value of the securities of an issuer or guarantor of a debt instrument held by the Fund may cause the value of your investment in the Fund to decrease. The value of a security may increase or decrease for a number of reasons which directly relate to the issuer.

Leveraging Risk – The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The use of derivatives and other similar financial instruments are an integral part of the Fund’s investment strategy and may expose the Fund to potentially dramatic losses (or gains) in the value of a derivative or other financial instrument and, thus, in the value the Fund’s portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such an investment. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value these investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Sector Risk – Through its investments in futures and similar instruments, the Fund may have significant exposure to one or more of the energy, precious and industrial metals, and agriculture sectors. As a result of this investment exposure, the Fund will be more susceptible to the risks associated with each sector than a fund that does not invest in such a manner. To the extent that the Fund has significant exposure to any of the energy, precious and industrial metals, and/or agriculture sectors, the Fund is subject to the risk that those sectors will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Tax Risk – To qualify for the favorable U.S. federal income tax treatment generally available to regulated investment companies, the Fund must derive at least 90% of its gross income for each taxable year from sources generating “qualifying income.” Income derived from direct and certain indirect investments in commodities is not qualifying income. The Fund has received a private letter ruling from the Internal Revenue Service that the income attributable to its investment in the Subsidiary will be qualifying income. The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which may invest in commodity-linked derivative instruments and other similar instruments. However, to the extent the Fund invests in such instruments directly, it may be subject to the risk that such instruments will not generate qualifying income and, thus, may compromise the Fund’s ability to qualify as a regulated investment company. The Fund has received a private letter ruling from the Internal Revenue Service that concludes that certain commodities-linked notes held by the Fund will produce qualifying income. If the Fund invests directly in commodity-linked derivative instruments and similar instruments that are not addressed in the private letter ruling, it will seek to restrict the resulting income from such instruments so that, when combined with its non-qualifying income, such income amounts to less than 10% of its gross income. The Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. Failure to comply with the qualifying income test would have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart shows the performance of the Y-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Y-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.

The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The Fund’s investment objective and/or principal investment strategies changed on July 11, 2011, September 27, 2012, and January 29, 2013. Prior to January 29, 2013, the Fund sought to achieve positive absolute returns using an investment methodology based primarily on the systematic rules-based trend-following strategy of the S&P Diversified Trends Indicator® (the “S&P DTI”). Prior to July 11, 2011, the Fund sought to provide investment results that matched, before fees and expenses, the performance of the S&P DTI. Therefore, the performance and average annual total returns shown for periods prior to January 29, 2013 may have differed had the Fund’s current investment objective and principal investment strategy been in effect during those periods.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart shows the performance of the Y-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Y-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.

Bar Chart [Heading]	rr_BarChartHeading	The performance information shown below for the Y-Class Shares is based on a calendar year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter Return (quarter ended 3/31/2011) 2.52%	Lowest Quarter Return (quarter ended 6/30/2012) -5.98%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.98%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Managed Futures Strategy Fund | A-Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees of the Fund and the Subsidiary	rr_ManagementFeesOverAssets	0.96%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.47%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	none	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	631
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	959
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,310
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,295
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 Year	rr_AverageAnnualReturnYear01	(15.52%)
Past 5 Years	rr_AverageAnnualReturnYear05	(4.75%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.96%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 2007
Managed Futures Strategy Fund | C-Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees of the Fund and the Subsidiary	rr_ManagementFeesOverAssets	0.96%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.46%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	none	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.42%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	339
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	737
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,260
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,696
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	239
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	737
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,260
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,696
2008	rr_AnnualReturn2008	7.72%
2009	rr_AnnualReturn2009	(4.96%)
2010	rr_AnnualReturn2010	(4.57%)
2011	rr_AnnualReturn2011	(7.79%)
2012	rr_AnnualReturn2012	(12.04%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 Year	rr_AverageAnnualReturnYear01	(12.92%)
Past 5 Years	rr_AverageAnnualReturnYear05	(4.55%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.88%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 2007
Managed Futures Strategy Fund | Institutional Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees of the Fund and the Subsidiary	rr_ManagementFeesOverAssets	0.96%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.46%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	none	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	431
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	745
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,635
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 Year	rr_AverageAnnualReturnYear01	(11.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.51%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2010
Managed Futures Strategy Fund | H-Class Shares | H Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Shareholder Fee	rr_ShareholderFeeOther	none
Management Fees of the Fund and the Subsidiary	rr_ManagementFeesOverAssets	0.96%
Distribution (12b-1) Fees	ck0000899148_Distribution12b1Fees	0.0025
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.46%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	none	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	164
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	508
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	876
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,911
2008	rr_AnnualReturn2008	8.53%
2009	rr_AnnualReturn2009	(4.25%)
2010	rr_AnnualReturn2010	(3.84%)
2011	rr_AnnualReturn2011	(7.14%)
2012	rr_AnnualReturn2012	(11.32%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 Year	rr_AverageAnnualReturnYear01	(11.32%)
Past 5 Years	rr_AverageAnnualReturnYear05	(3.82%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.14%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 2007
Managed Futures Strategy Fund | Y-Class Shares | Y Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Shareholder Fee	rr_ShareholderFeeOther	none
Management Fees of the Fund and the Subsidiary	rr_ManagementFeesOverAssets	0.96%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.41%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	none	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	133
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	415
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	718
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,579
2011	rr_AnnualReturn2011	(6.85%)
2012	rr_AnnualReturn2012	(11.05%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 Year	rr_AverageAnnualReturnYear01	(11.05%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.46%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 29, 2010
Managed Futures Strategy Fund | After Taxes on Distributions | A-Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 Year	rr_AverageAnnualReturnYear01	(15.52%)
Past 5 Years	rr_AverageAnnualReturnYear05	(4.94%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.12%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 2007
Managed Futures Strategy Fund | After Taxes on Distributions | C-Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 Year	rr_AverageAnnualReturnYear01	(12.92%)
Past 5 Years	rr_AverageAnnualReturnYear05	(4.74%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.04%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 2007
Managed Futures Strategy Fund | After Taxes on Distributions | Institutional Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 Year	rr_AverageAnnualReturnYear01	(11.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.51%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2010
Managed Futures Strategy Fund | After Taxes on Distributions | H-Class Shares | H Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 Year	rr_AverageAnnualReturnYear01	(11.32%)
Past 5 Years	rr_AverageAnnualReturnYear05	(4.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.31%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 2007
Managed Futures Strategy Fund | After Taxes on Distributions | Y-Class Shares | Y Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 Year	rr_AverageAnnualReturnYear01	(11.05%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.46%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 29, 2010
Managed Futures Strategy Fund | After Taxes on Distributions and Sales | A-Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 Year	rr_AverageAnnualReturnYear01	(10.09%)
Past 5 Years	rr_AverageAnnualReturnYear05	(4.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.53%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 2007
Managed Futures Strategy Fund | After Taxes on Distributions and Sales | C-Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 Year	rr_AverageAnnualReturnYear01	(8.40%)
Past 5 Years	rr_AverageAnnualReturnYear05	(3.86%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.46%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 2007
Managed Futures Strategy Fund | After Taxes on Distributions and Sales | Institutional Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 Year	rr_AverageAnnualReturnYear01	(7.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.49%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2010
Managed Futures Strategy Fund | After Taxes on Distributions and Sales | H-Class Shares | H Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 Year	rr_AverageAnnualReturnYear01	(7.36%)
Past 5 Years	rr_AverageAnnualReturnYear05	(3.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.85%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 2007
Managed Futures Strategy Fund | After Taxes on Distributions and Sales | Y-Class Shares | Y Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 Year	rr_AverageAnnualReturnYear01	(7.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.44%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 29, 2010
Managed Futures Strategy Fund | BoFA Merrill Lynch 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes) | A-Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	BoFA Merrill Lynch 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Past 1 Year	rr_AverageAnnualReturnYear01	0.11%
Past 5 Years	rr_AverageAnnualReturnYear05	0.52%
Since Inception	rr_AverageAnnualReturnSinceInception	1.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 2007
Managed Futures Strategy Fund | BoFA Merrill Lynch 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes) | C-Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	BoFA Merrill Lynch 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Past 1 Year	rr_AverageAnnualReturnYear01	0.11%
Past 5 Years	rr_AverageAnnualReturnYear05	0.52%
Since Inception	rr_AverageAnnualReturnSinceInception	1.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 2007
Managed Futures Strategy Fund | BoFA Merrill Lynch 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes) | Institutional Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	BoFA Merrill Lynch 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Past 1 Year	rr_AverageAnnualReturnYear01	0.11%
Since Inception	rr_AverageAnnualReturnSinceInception	0.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2010
Managed Futures Strategy Fund | BoFA Merrill Lynch 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes) | H-Class Shares | H Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	BoFA Merrill Lynch 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Past 1 Year	rr_AverageAnnualReturnYear01	0.11%
Past 5 Years	rr_AverageAnnualReturnYear05	0.52%
Since Inception	rr_AverageAnnualReturnSinceInception	1.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 2007
Managed Futures Strategy Fund | BoFA Merrill Lynch 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes) | Y-Class Shares | Y Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	BoFA Merrill Lynch 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Past 1 Year	rr_AverageAnnualReturnYear01	0.11%
Since Inception	rr_AverageAnnualReturnSinceInception	0.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 29, 2010
Multi-Hedge Strategies Fund | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Multi-Hedge Strategies Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Multi-Hedge Strategies Fund (the “Fund”) seeks long-term capital appreciation with less risk than traditional equity funds.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares, C-Class Shares or Institutional Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 54 of this Prospectus and in the “A-Class Shares–Initial Sales Charges, Reductions, and Waivers” section beginning on page 58 of the Fund’s Statement of Additional Information (the “SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 465% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	465.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds. The allocation to these strategies is based on a proprietary evaluation of their risk and return characteristics. These investment strategies include, but are not limited to:

Long/Short Equity – Pursuant to a long/short equity investment strategy, portfolio managers seek to profit from investing on both the long and short sides of equity markets;

Equity Market Neutral – Pursuant to an equity market neutral investment strategy, portfolio managers seek to profit from exploiting pricing relationships between different equities or related securities while typically hedging exposure to overall equity market movements;

Fixed Income Strategies – Pursuant to fixed income long and short investment strategies, portfolio managers seek to profit from relationships between different fixed income securities or fixed income and equity securities; and leveraging long and short positions in securities that are related mathematically or economically;

Merger Arbitrage – Pursuant to a merger arbitrage investment strategy, portfolio managers invest simultaneously in long and short positions in both companies involved in a merger or acquisition; and

Global Macro – Pursuant to a global macro strategy, portfolio managers seek to profit from changes in currencies, commodity prices, and market volatility.

Each of these investment strategies may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominately have a long exposure to directional and non-directional positions. However, there may be times that the Fund will have a short exposure to directional and/or non-directional positions.

The Fund may use leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage. The Fund’s use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate hedge fund portfolio characteristics as well as providing risk diversification.

The Fund may be long or short in a broad mix of financial assets including small, mid, and large-capitalization U.S. and foreign common stocks, currencies, commodities, futures, options, swap agreements, high yield securities, securities of other investment companies, American Depositary Receipts (“ADRs”), exchange-traded funds (“ETFs”), and corporate debt. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. The Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. The Fund may use leverage to the extent permitted by applicable law by entering into borrowing transactions (principally lines of credit) for investment purposes. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Fund also may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). The Subsidiary is advised by the Advisor, and has the same investment objective as the Fund. Unlike the Fund, however, the Subsidiary may invest to a greater extent in commodity-linked derivative instruments. The Subsidiary’s investments in such instruments are subject to limits on leverage imposed by the Investment Company Act of 1940 (the “1940 Act”). The Fund’s investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure to the investment returns of global commodities markets.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Borrowing Risk – The Fund may borrow for several purposes, including investment purposes (i.e., to purchase additional portfolio securities). The Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. Borrowing also will cost the Fund interest expense and other fees. The cost of borrowing may reduce the Fund’s return. In addition to any more stringent terms imposed by a lender, the 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This would allow the Fund to borrow for such purposes an amount equal to as much as 33 1/3% of the value of its total assets. The Fund will borrow only if the value of the Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within three business days, the Fund will seek to reduce its borrowings to meet the requirement. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations reduce its asset coverage to less than 300%.

CFTC Regulatory Risk – The Commodity Futures Trading Commission (“CFTC”) has recently adopted amendments to certain CFTC rules, and is in the process of promulgating new rules, that subject the Fund, the Subsidiary, and the Advisor to certain CFTC disclosure, reporting, and recordkeeping requirements if the Fund and the Subsidiary do not operate within certain derivatives trading and marketing limitations. Compliance with these additional requirements will likely increase Fund and Subsidiary expenses and may adversely affect the Fund’s and the Subsidiary’s ability to obtain exposure to certain investments and the commodities market generally. Certain of the regulatory requirements that would apply to the Fund have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. Consistent with the Fund’s investment strategies and investment policies, the Advisor intends to maintain the flexibility to utilize certain derivatives beyond the CFTC’s new trading limitations and to comply with CFTC rules to the extent required to maintain such investment flexibility.

Commodity-Linked Derivative Investment Risk – The Fund may invest in commodity-linked derivative instruments. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices. The Fund’s investment in commodity-related investment products may lead to losses in excess of the Fund’s investment in such products. Such losses can significantly and adversely affect the net asset value of the Fund and, consequently, a shareholder’s interest in the Fund.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Currency Risk – The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. To the extent the Fund invests in derivatives to seek to hedge risk or limit leveraged exposure created by other investments, there is no guarantee that such hedging strategies will be effective at managing risk or limiting exposure to leveraged investments. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk – The Fund’s investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Equity Risk – The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Fixed Income Risk – The Fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund’s investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk – The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Investment in Investment Companies Risk – Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Investment in the Subsidiary Risk – The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to shareholders of registered investment companies. By investing in the Subsidiary, the Fund is exposed to the risks of the Subsidiary’s investments, which in turn will be exposed primarily to the risks of investing in the commodities markets. The Fund also will incur its pro rata share of the expenses of the Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Large-Capitalization Securities Risk – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk – The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund’s investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return. Leverage may also arise through the use of borrowings for investment purposes. To the extent the Fund purchases securities while it has outstanding borrowings, it is using leverage, i.e., using borrowed funds for investment. Leveraging will exaggerate the effect on the net asset value of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed for leveraging will be subject to interest costs that may or may not be recovered by appreciation of the securities purchased. The 1940 Act limits the Fund from borrowing in an amount no more than 33 1/3% of its assets.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Tax Risk – To qualify for the favorable U.S. federal income tax treatment generally available to regulated investment companies, the Fund must derive at least 90% of its gross income for each taxable year from sources generating “qualifying income.” Income derived from direct and certain indirect investments in commodities is not qualifying income. The Fund has received a private letter ruling from the Internal Revenue Service that the income attributable to its investment in the Subsidiary will be qualifying income. The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which may invest in commodity-linked derivative instruments and other similar instruments. However, to the extent the Fund invests in such instruments directly, it may be subject to the risk that such instruments will not generate qualifying income and, thus, may compromise the Fund’s ability to qualify as a regulated investment company. If the Fund invests directly in commodity-linked derivative instruments and similar instruments that are not addressed in the private letter ruling, it will seek to restrict the resulting income from such instruments so that, when combined with its non-qualifying income, such income amounts to less than 10% of its gross income. The Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. Failure to comply with the qualifying income test would have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares, C-Class Shares and Institutional Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index and the HFRX Global Hedge Fund Index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares, C-Class Shares and Institutional Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index and the HFRX Global Hedge Fund Index.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.820.0888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guggenheiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	The performance information shown below for the C-Class Shares is based on a calendar year.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads

The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter Return (quarter ended 9/30/2010) 4.49%	Lowest Quarter Return (quarter ended 12/31/2008) -10.61%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.61%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Multi-Hedge Strategies Fund | H Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Multi-Hedge Strategies Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Multi-Hedge Strategies Fund (the “Fund”) seeks long-term capital appreciation with less risk than traditional equity funds.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 465% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	465.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds. The allocation to these strategies is based on a proprietary evaluation of their risk and return characteristics. These investment strategies include, but are not limited to:

Long/Short Equity – Pursuant to a long/short equity investment strategy, portfolio managers seek to profit from investing on both the long and short sides of equity markets;

Equity Market Neutral – Pursuant to an equity market neutral investment strategy, portfolio managers seek to profit from exploiting pricing relationships between different equities or related securities while typically hedging exposure to overall equity market movements;

Fixed Income Strategies – Pursuant to fixed income long and short investment strategies, portfolio managers seek to profit from relationships between different fixed income securities or fixed income and equity securities; and leveraging long and short positions in securities that are related mathematically or economically;

Merger Arbitrage – Pursuant to a merger arbitrage investment strategy, portfolio managers invest simultaneously in long and short positions in both companies involved in a merger or acquisition; and

Global Macro – Pursuant to a global macro strategy, portfolio managers seek to profit from changes in currencies, commodity prices, and market volatility.

Each of these investment strategies may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominately have a long exposure to directional and non-directional positions. However, there may be times that the Fund will have a short exposure to directional and/or non-directional positions.

The Fund may use leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage. The Fund’s use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate hedge fund portfolio characteristics as well as providing risk diversification.

The Fund may be long or short in a broad mix of financial assets including small, mid, and large-capitalization U.S. and foreign common stocks, currencies, commodities, futures, options, swap agreements, high yield securities, securities of other investment companies, American Depositary Receipts (“ADRs”), exchange-traded funds (“ETFs”), and corporate debt. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. The Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. The Fund may use leverage to the extent permitted by applicable law by entering into borrowing transactions (principally lines of credit) for investment purposes. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Fund also may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). The Subsidiary is advised by the Advisor, and has the same investment objective as the Fund. Unlike the Fund, however, the Subsidiary may invest to a greater extent in commodity-linked derivative instruments. The Subsidiary’s investments in such instruments are subject to limits on leverage imposed by the Investment Company Act of 1940 (the “1940 Act”). The Fund’s investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure to the investment returns of global commodities markets.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Borrowing Risk – The Fund may borrow for several purposes, including investment purposes (i.e., to purchase additional portfolio securities). The Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. Borrowing also will cost the Fund interest expense and other fees. The cost of borrowing may reduce the Fund’s return. In addition to any more stringent terms imposed by a lender, the 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This would allow the Fund to borrow for such purposes an amount equal to as much as 33 1/3% of the value of its total assets. The Fund will borrow only if the value of the Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within three business days, the Fund will seek to reduce its borrowings to meet the requirement. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations reduce its asset coverage to less than 300%.

CFTC Regulatory Risk – The Commodity Futures Trading Commission (“CFTC”) has recently adopted amendments to certain CFTC rules, and is in the process of promulgating new rules, that subject the Fund, the Subsidiary, and the Advisor to certain CFTC disclosure, reporting, and recordkeeping requirements if the Fund and the Subsidiary do not operate within certain derivatives trading and marketing limitations. Compliance with these additional requirements will likely increase Fund and Subsidiary expenses and may adversely affect the Fund’s and the Subsidiary’s ability to obtain exposure to certain investments and the commodities market generally. Certain of the regulatory requirements that would apply to the Fund have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. Consistent with the Fund’s investment strategies and investment policies, the Advisor intends to maintain the flexibility to utilize certain derivatives beyond the CFTC’s new trading limitations and to comply with CFTC rules to the extent required to maintain such investment flexibility.

Commodity-Linked Derivative Investment Risk – The Fund may invest in commodity-linked derivative instruments. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices. The Fund’s investment in commodity-related investment products may lead to losses in excess of the Fund’s investment in such products. Such losses can significantly and adversely affect the net asset value of the Fund and, consequently, a shareholder’s interest in the Fund.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Currency Risk – The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. To the extent the Fund invests in derivatives to seek to hedge risk or limit leveraged exposure created by other investments, there is no guarantee that such hedging strategies will be effective at managing risk or limiting exposure to leveraged investments. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk – The Fund’s investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Equity Risk – The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Fixed Income Risk – The Fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund’s investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk – The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Investment in Investment Companies Risk – Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Investment in the Subsidiary Risk – The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to shareholders of registered investment companies. By investing in the Subsidiary, the Fund is exposed to the risks of the Subsidiary’s investments, which in turn will be exposed primarily to the risks of investing in the commodities markets. The Fund also will incur its pro rata share of the expenses of the Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Large-Capitalization Securities Risk – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk – The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund’s investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return. Leverage may also arise through the use of borrowings for investment purposes. To the extent the Fund purchases securities while it has outstanding borrowings, it is using leverage, i.e., using borrowed funds for investment. Leveraging will exaggerate the effect on the net asset value of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed for leveraging will be subject to interest costs that may or may not be recovered by appreciation of the securities purchased. The 1940 Act limits the Fund from borrowing in an amount no more than 33 1/3% of its assets.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Tax Risk – To qualify for the favorable U.S. federal income tax treatment generally available to regulated investment companies, the Fund must derive at least 90% of its gross income for each taxable year from sources generating “qualifying income.” Income derived from direct and certain indirect investments in commodities is not qualifying income. The Fund has received a private letter ruling from the Internal Revenue Service that the income attributable to its investment in the Subsidiary will be qualifying income. The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which may invest in commodity-linked derivative instruments and other similar instruments. However, to the extent the Fund invests in such instruments directly, it may be subject to the risk that such instruments will not generate qualifying income and, thus, may compromise the Fund’s ability to qualify as a regulated investment company. If the Fund invests directly in commodity-linked derivative instruments and similar instruments that are not addressed in the private letter ruling, it will seek to restrict the resulting income from such instruments so that, when combined with its non-qualifying income, such income amounts to less than 10% of its gross income. The Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. Failure to comply with the qualifying income test would have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index and the HFRX Global Hedge Fund Index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index and the HFRX Global Hedge Fund Index.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.820.0888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guggenheiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	The performance information shown below for the H-Class Shares is based on a calendar year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter Return (quarter ended 9/30/2010) 4.72%	Lowest Quarter Return (quarter ended 12/31/2008) -10.44%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.44%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Multi-Hedge Strategies Fund | A-Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees of the Fund and the Subsidiary	rr_ManagementFeesOverAssets	1.19%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	none
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	none	[4]
Short Sales Dividend and Interest Expense	rr_Component3OtherExpensesOverAssets	1.65%
Other Expenses	rr_OtherExpensesOverAssets	1.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.28%	[5]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	3.24%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	786
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,426
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,087
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,847
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 Year	rr_AverageAnnualReturnYear01	(2.83%)
Past 5 Years	rr_AverageAnnualReturnYear05	(3.37%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.96%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 19, 2005
Multi-Hedge Strategies Fund | C-Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees of the Fund and the Subsidiary	rr_ManagementFeesOverAssets	1.19%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	none
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	none	[4]
Short Sales Dividend and Interest Expense	rr_Component3OtherExpensesOverAssets	1.66%
Other Expenses	rr_OtherExpensesOverAssets	1.66%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.04%	[5]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	4.00%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	502
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,051
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,206
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	402
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,218
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,051
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,206
2006	rr_AnnualReturn2006	5.76%
2007	rr_AnnualReturn2007	3.22%
2008	rr_AnnualReturn2008	(18.85%)
2009	rr_AnnualReturn2009	(3.35%)
2010	rr_AnnualReturn2010	4.52%
2011	rr_AnnualReturn2011	2.62%
2012	rr_AnnualReturn2012	1.23%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 Year	rr_AverageAnnualReturnYear01	0.23%
Past 5 Years	rr_AverageAnnualReturnYear05	(3.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.04%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 19, 2005
Multi-Hedge Strategies Fund | Institutional Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees of the Fund and the Subsidiary	rr_ManagementFeesOverAssets	1.19%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	none
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	none	[4]
Short Sales Dividend and Interest Expense	rr_Component3OtherExpensesOverAssets	1.86%
Other Expenses	rr_OtherExpensesOverAssets	1.86%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.24%	[5]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	3.20%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	323
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	986
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,674
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,503
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 Year	rr_AverageAnnualReturnYear01	2.28%
Since Inception	rr_AverageAnnualReturnSinceInception	4.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2010
Multi-Hedge Strategies Fund | H-Class Shares | H Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Shareholder Fee	rr_ShareholderFeeOther	none
Management Fees of the Fund and the Subsidiary	rr_ManagementFeesOverAssets	1.19%
Distribution (12b-1) Fees	ck0000899148_Distribution12b1Fees	0.0025
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	none
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	none	[4]
Short Sales Dividend and Interest Expense	rr_Component3OtherExpensesOverAssets	1.63%
Other Expenses	rr_OtherExpensesOverAssets	1.63%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.26%	[5]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	3.22%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	325
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	992
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,683
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,522
2006	rr_AnnualReturn2006	6.60%
2007	rr_AnnualReturn2007	4.00%
2008	rr_AnnualReturn2008	(18.20%)
2009	rr_AnnualReturn2009	(2.65%)
2010	rr_AnnualReturn2010	5.30%
2011	rr_AnnualReturn2011	3.39%
2012	rr_AnnualReturn2012	2.20%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 Year	rr_AverageAnnualReturnYear01	2.02%
Past 5 Years	rr_AverageAnnualReturnYear05	(2.43%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.29%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 19, 2005
Multi-Hedge Strategies Fund | After Taxes on Distributions | A-Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 Year	rr_AverageAnnualReturnYear01	(2.83%)
Past 5 Years	rr_AverageAnnualReturnYear05	(3.47%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.29%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 19, 2005
Multi-Hedge Strategies Fund | After Taxes on Distributions | C-Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 Year	rr_AverageAnnualReturnYear01	0.23%
Past 5 Years	rr_AverageAnnualReturnYear05	(3.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.38%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 19, 2005
Multi-Hedge Strategies Fund | After Taxes on Distributions | Institutional Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 Year	rr_AverageAnnualReturnYear01	2.28%
Since Inception	rr_AverageAnnualReturnSinceInception	4.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2010
Multi-Hedge Strategies Fund | After Taxes on Distributions | H-Class Shares | H Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 Year	rr_AverageAnnualReturnYear01	2.02%
Past 5 Years	rr_AverageAnnualReturnYear05	(2.53%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.62%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 19, 2005
Multi-Hedge Strategies Fund | After Taxes on Distributions and Sales | A-Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 Year	rr_AverageAnnualReturnYear01	(1.84%)
Past 5 Years	rr_AverageAnnualReturnYear05	(2.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.98%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 19, 2005
Multi-Hedge Strategies Fund | After Taxes on Distributions and Sales | C-Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 Year	rr_AverageAnnualReturnYear01	0.15%
Past 5 Years	rr_AverageAnnualReturnYear05	(2.72%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.05%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 19, 2005
Multi-Hedge Strategies Fund | After Taxes on Distributions and Sales | Institutional Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 Year	rr_AverageAnnualReturnYear01	1.48%
Since Inception	rr_AverageAnnualReturnSinceInception	3.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2010
Multi-Hedge Strategies Fund | After Taxes on Distributions and Sales | H-Class Shares | H Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 Year	rr_AverageAnnualReturnYear01	1.32%
Past 5 Years	rr_AverageAnnualReturnYear05	(2.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.42%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 19, 2005
Multi-Hedge Strategies Fund | S&P 500�� Index (reflects no deduction for fees, expenses or taxes) | A-Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Past 1 Year	rr_AverageAnnualReturnYear01	16.00%
Past 5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 19, 2005
Multi-Hedge Strategies Fund | S&P 500�� Index (reflects no deduction for fees, expenses or taxes) | C-Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Past 1 Year	rr_AverageAnnualReturnYear01	16.00%
Past 5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 19, 2005
Multi-Hedge Strategies Fund | S&P 500�� Index (reflects no deduction for fees, expenses or taxes) | Institutional Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Past 1 Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	8.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2010
Multi-Hedge Strategies Fund | S&P 500�� Index (reflects no deduction for fees, expenses or taxes) | H-Class Shares | H Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Past 1 Year	rr_AverageAnnualReturnYear01	16.00%
Past 5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 19, 2005
Multi-Hedge Strategies Fund | HFRX Global Hedge Fund Index* (reflects no deduction for fees, expenses or taxes) | A-Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes)	[6]
Past 1 Year	rr_AverageAnnualReturnYear01	3.58%
Past 5 Years	rr_AverageAnnualReturnYear05	(2.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.01%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 19, 2005
Multi-Hedge Strategies Fund | HFRX Global Hedge Fund Index* (reflects no deduction for fees, expenses or taxes) | C-Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes)	[6]
Past 1 Year	rr_AverageAnnualReturnYear01	3.58%
Past 5 Years	rr_AverageAnnualReturnYear05	(2.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.01%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 19, 2005
Multi-Hedge Strategies Fund | HFRX Global Hedge Fund Index* (reflects no deduction for fees, expenses or taxes) | Institutional Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes)	[6]
Past 1 Year	rr_AverageAnnualReturnYear01	3.58%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.16%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2010
Multi-Hedge Strategies Fund | HFRX Global Hedge Fund Index* (reflects no deduction for fees, expenses or taxes) | H-Class Shares | H Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes)	[6]
Past 1 Year	rr_AverageAnnualReturnYear01	3.58%
Past 5 Years	rr_AverageAnnualReturnYear05	(2.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.01%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 19, 2005
Commodities Strategy Fund | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Commodities Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Commodities Strategy Fund (the “Fund”) seeks to provide investment results that correlate, before fees and expenses, to the performance of a benchmark for commodities. The Fund’s current benchmark is the S&P GSCITM Commodity Index (the “underlying index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 54 of this Prospectus and in the “A-Class Shares–Initial Sales Charges, Reductions, and Waivers” section beginning on page 58 of the Fund’s Statement of Additional Information (the “SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks exposure to the performance of the commodities markets. The Fund will seek to gain exposure to the underlying index, a composite index of commodity sector returns, representing an unleveraged long-only investment in commodity futures that is broadly diversified across the spectrum of commodities, by investing in exchange-traded products, including investment companies and commodity pools, that provide exposure to the commodities markets and in commodity-linked derivative instruments, which primarily consist of structured notes, swap agreements, commodity options, and futures and options on futures. Investing in derivative instruments enables the Fund to pursue its objective without investing directly in physical commodities. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. Investments in derivative instruments, such as futures, options, and forward contracts and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular trend resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 (the “1940 Act”) or to meet redemption requests. The Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant. To the extent the underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. It is anticipated that the Fund’s investment exposure will tend to be heavily weighted toward oil and other energy-related commodities. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks.

The Fund also may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). The Subsidiary is advised by the Advisor, and has the same investment objective as the Fund. Unlike the Fund, however, the Subsidiary may invest to a greater extent in commodity-linked derivative instruments. The Subsidiary’s investments in such instruments are subject to limits on leverage imposed by the 1940 Act. The Fund’s investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure to the investment returns of global commodities markets.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests, to a significant extent, in companies or commodity-linked derivatives concentrated in the same economic sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance. High portfolio turnover may also and result in high levels of short-term capital gains, which are generally taxable as ordinary income when distributed to shareholders. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

CFTC Regulatory Risk – The Commodity Futures Trading Commission (“CFTC”) has recently adopted amendments to certain CFTC rules, and is in the process of promulgating new rules, that subject the Fund, the Subsidiary, and the Advisor to certain CFTC disclosure, reporting, and recordkeeping requirements if the Fund and the Subsidiary do not operate within certain derivatives trading and marketing limitations. Compliance with these additional requirements will likely increase Fund and Subsidiary expenses and may adversely affect the Fund’s and the Subsidiary’s ability to obtain exposure to certain investments and the commodities market generally. Certain of the regulatory requirements that would apply to the Fund have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. Consistent with the Fund’s investment strategies and investment policies, the Advisor intends to maintain the flexibility to utilize certain derivatives beyond the CFTC’s new trading limitations and to comply with CFTC rules to the extent required to maintain such investment flexibility.

Commodity-Linked Derivative Investment Risk – The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices. The Fund’s investment in commodity-related investment products may lead to losses in excess of the Fund’s investment in such products. Such losses can significantly and adversely affect the net asset value of the Fund and, consequently, a shareholder’s interest in the Fund.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. To the extent the Fund invests in derivatives to seek to hedge risk or limit leveraged exposure created by other investments, there is no guarantee that such hedging strategies will be effective at managing risk or limiting exposure to leveraged investments. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Equity Risk – The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Industry and Energy Sector Concentration Risk – The Fund invests, to a significant extent, in commodities or commodity-linked derivatives concentrated in the same economic sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. To the extent that the Fund’s investments are concentrated in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy companies also may fluctuate widely in response to such events.

Investment in Investment Companies Risk – Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Investment in the Subsidiary Risk – The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to shareholders of registered investment companies. By investing in the Subsidiary, the Fund is exposed to the risks of the Subsidiary’s investments, which in turn will be exposed primarily to the risks of investing in the commodities markets. The Fund also will incur its pro rata share of the expenses of the Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk – Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Leveraging Risk – The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund’s investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Tax Risk – To qualify for the favorable U.S. federal income tax treatment generally available to regulated investment companies, the Fund must derive at least 90% of its gross income for each taxable year from sources generating “qualifying income.” Income derived from direct and certain indirect investments in commodities is not qualifying income. The Fund has received a private letter ruling from the Internal Revenue Service that the income attributable to its investment in the Subsidiary will be qualifying income. The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which may invest in commodity-linked derivative instruments and other similar instruments. However, to the extent the Fund invests in such instruments directly, it may be subject to the risk that such instruments will not generate qualifying income and, thus, may compromise the Fund’s ability to qualify as a regulated investment company. If the Fund invests directly in commodity-linked derivative instruments and similar instruments that are not addressed in the private letter ruling, it will seek to restrict the resulting income from such instruments so that, when combined with its non-qualifying income, such income amounts to less than 10% of its gross income. The Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. Failure to comply with the qualifying income test would have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.820.0888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guggenheiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	The performance information shown below for the C-Class Shares is based on a calendar year.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads

. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter Return (quarter ended 6/30/2008) 27.43%	Lowest Quarter Return (quarter ended 12/31/2008) -47.70%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(47.70%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Commodities Strategy Fund | H Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Commodities Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Commodities Strategy Fund (the “Fund”) seeks to provide investment results that correlate, before fees and expenses, to the performance of a benchmark for commodities. The Fund’s current benchmark is the S&P GSCITM Commodity Index (the “underlying index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks exposure to the performance of the commodities markets. The Fund will seek to gain exposure to the underlying index, a composite index of commodity sector returns, representing an unleveraged long-only investment in commodity futures that is broadly diversified across the spectrum of commodities, by investing in exchange-traded products, including investment companies and commodity pools, that provide exposure to the commodities markets and in commodity-linked derivative instruments, which primarily consist of structured notes, swap agreements, commodity options, and futures and options on futures. Investing in derivative instruments enables the Fund to pursue its objective without investing directly in physical commodities. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. Investments in derivative instruments, such as futures, options, and forward contracts and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular trend resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 (the “1940 Act”) or to meet redemption requests. The Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant. To the extent the underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. It is anticipated that the Fund’s investment exposure will tend to be heavily weighted toward oil and other energy-related commodities. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks.

The Fund also may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). The Subsidiary is advised by the Advisor, and has the same investment objective as the Fund. Unlike the Fund, however, the Subsidiary may invest to a greater extent in commodity-linked derivative instruments. The Subsidiary’s investments in such instruments are subject to limits on leverage imposed by the 1940 Act. The Fund’s investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure to the investment returns of global commodities markets.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests, to a significant extent, in companies or commodity-linked derivatives concentrated in the same economic sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance. High portfolio turnover may also and result in high levels of short-term capital gains, which are generally taxable as ordinary income when distributed to shareholders. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

CFTC Regulatory Risk – The Commodity Futures Trading Commission (“CFTC”) has recently adopted amendments to certain CFTC rules, and is in the process of promulgating new rules, that subject the Fund, the Subsidiary, and the Advisor to certain CFTC disclosure, reporting, and recordkeeping requirements if the Fund and the Subsidiary do not operate within certain derivatives trading and marketing limitations. Compliance with these additional requirements will likely increase Fund and Subsidiary expenses and may adversely affect the Fund’s and the Subsidiary’s ability to obtain exposure to certain investments and the commodities market generally. Certain of the regulatory requirements that would apply to the Fund have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. Consistent with the Fund’s investment strategies and investment policies, the Advisor intends to maintain the flexibility to utilize certain derivatives beyond the CFTC’s new trading limitations and to comply with CFTC rules to the extent required to maintain such investment flexibility.

Commodity-Linked Derivative Investment Risk – The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices. The Fund’s investment in commodity-related investment products may lead to losses in excess of the Fund’s investment in such products. Such losses can significantly and adversely affect the net asset value of the Fund and, consequently, a shareholder’s interest in the Fund.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. To the extent the Fund invests in derivatives to seek to hedge risk or limit leveraged exposure created by other investments, there is no guarantee that such hedging strategies will be effective at managing risk or limiting exposure to leveraged investments. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Equity Risk – The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Industry and Energy Sector Concentration Risk – The Fund invests, to a significant extent, in commodities or commodity-linked derivatives concentrated in the same economic sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. To the extent that the Fund’s investments are concentrated in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy companies also may fluctuate widely in response to such events.

Investment in Investment Companies Risk – Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Investment in the Subsidiary Risk – The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to shareholders of registered investment companies. By investing in the Subsidiary, the Fund is exposed to the risks of the Subsidiary’s investments, which in turn will be exposed primarily to the risks of investing in the commodities markets. The Fund also will incur its pro rata share of the expenses of the Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk – Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Leveraging Risk – The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund’s investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Tax Risk – To qualify for the favorable U.S. federal income tax treatment generally available to regulated investment companies, the Fund must derive at least 90% of its gross income for each taxable year from sources generating “qualifying income.” Income derived from direct and certain indirect investments in commodities is not qualifying income. The Fund has received a private letter ruling from the Internal Revenue Service that the income attributable to its investment in the Subsidiary will be qualifying income. The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which may invest in commodity-linked derivative instruments and other similar instruments. However, to the extent the Fund invests in such instruments directly, it may be subject to the risk that such instruments will not generate qualifying income and, thus, may compromise the Fund’s ability to qualify as a regulated investment company. If the Fund invests directly in commodity-linked derivative instruments and similar instruments that are not addressed in the private letter ruling, it will seek to restrict the resulting income from such instruments so that, when combined with its non-qualifying income, such income amounts to less than 10% of its gross income. The Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. Failure to comply with the qualifying income test would have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.820.0888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guggenheiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	The performance information shown below for the H-Class Shares is based on a calendar year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter Return (quarter ended 6/30/2008) 27.67%	Lowest Quarter Return (quarter ended 12/31/2008) -47.60%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(47.60%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Commodities Strategy Fund | A-Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees of the Fund and the Subsidiary	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.48%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	619
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	924
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,250
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,170
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 Year	rr_AverageAnnualReturnYear01	(6.33%)
Past 5 Years	rr_AverageAnnualReturnYear05	(11.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.23%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2005
Commodities Strategy Fund | C-Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees of the Fund and the Subsidiary	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.48%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.34%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	327
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	700
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,200
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,575
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	227
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	700
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,200
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,575
2006	rr_AnnualReturn2006	(18.70%)
2007	rr_AnnualReturn2007	30.61%
2008	rr_AnnualReturn2008	(46.29%)
2009	rr_AnnualReturn2009	6.30%
2010	rr_AnnualReturn2010	4.94%
2011	rr_AnnualReturn2011	(4.32%)
2012	rr_AnnualReturn2012	(2.38%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 Year	rr_AverageAnnualReturnYear01	(3.32%)
Past 5 Years	rr_AverageAnnualReturnYear05	(10.96%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.33%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2005
Commodities Strategy Fund | H-Class Shares | H Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Shareholder Fee	rr_ShareholderFeeOther	none
Management Fees of the Fund and the Subsidiary	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	ck0000899148_Distribution12b1Fees	0.0025
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.49%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	471
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	813
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,779
2006	rr_AnnualReturn2006	(18.11%)
2007	rr_AnnualReturn2007	31.59%
2008	rr_AnnualReturn2008	(45.87%)
2009	rr_AnnualReturn2009	7.09%
2010	rr_AnnualReturn2010	5.74%
2011	rr_AnnualReturn2011	(3.67%)
2012	rr_AnnualReturn2012	(1.57%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 Year	rr_AverageAnnualReturnYear01	(1.57%)
Past 5 Years	rr_AverageAnnualReturnYear05	(10.29%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.61%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2005
Commodities Strategy Fund | After Taxes on Distributions | A-Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 Year	rr_AverageAnnualReturnYear01	(7.18%)
Past 5 Years	rr_AverageAnnualReturnYear05	(11.86%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.74%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2005
Commodities Strategy Fund | After Taxes on Distributions | C-Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 Year	rr_AverageAnnualReturnYear01	(4.27%)
Past 5 Years	rr_AverageAnnualReturnYear05	(11.67%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.86%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2005
Commodities Strategy Fund | After Taxes on Distributions | H-Class Shares | H Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 Year	rr_AverageAnnualReturnYear01	(2.47%)
Past 5 Years	rr_AverageAnnualReturnYear05	(10.97%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.12%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2005
Commodities Strategy Fund | After Taxes on Distributions and Sales | A-Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 Year	rr_AverageAnnualReturnYear01	(4.12%)
Past 5 Years	rr_AverageAnnualReturnYear05	(9.48%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.59%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2005
Commodities Strategy Fund | After Taxes on Distributions and Sales | C-Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 Year	rr_AverageAnnualReturnYear01	(2.17%)
Past 5 Years	rr_AverageAnnualReturnYear05	(9.32%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.67%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2005
Commodities Strategy Fund | After Taxes on Distributions and Sales | H-Class Shares | H Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 Year	rr_AverageAnnualReturnYear01	(1.03%)
Past 5 Years	rr_AverageAnnualReturnYear05	(8.79%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.10%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2005
Commodities Strategy Fund | S&P GSCITM��Commodity Index��(reflects no deduction for fees, expenses or taxes) | A-Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P GSCITM Commodity Index (reflects no deduction for fees, expenses or taxes)
Past 1 Year	rr_AverageAnnualReturnYear01	0.08%
Past 5 Years	rr_AverageAnnualReturnYear05	(8.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.13%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2005
Commodities Strategy Fund | S&P GSCITM��Commodity Index��(reflects no deduction for fees, expenses or taxes) | C-Class Shares | A Class, C Class and Institutional Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P GSCITM Commodity Index (reflects no deduction for fees, expenses or taxes)
Past 1 Year	rr_AverageAnnualReturnYear01	0.08%
Past 5 Years	rr_AverageAnnualReturnYear05	(8.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.13%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2005
Commodities Strategy Fund | S&P GSCITM��Commodity Index��(reflects no deduction for fees, expenses or taxes) | H-Class Shares | H Class Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P GSCITM Commodity Index (reflects no deduction for fees, expenses or taxes)
Past 1 Year	rr_AverageAnnualReturnYear01	0.08%
Past 5 Years	rr_AverageAnnualReturnYear05	(8.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.13%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2005

[1]	"Other Expenses," "Other Expenses of the Fund," "Total Annual Fund Operating Expenses," and "Total Annual Fund Operating Expenses After Fee Waiver" have been restated to reflect current fees. Effective January 31, 2013, certain licensing arrangements were terminated resulting in the elimination of licensing fees previously paid by the Fund.
[2]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund's Board of Trustees.
[3]	"Other Expenses," "Other Expenses of the Fund," "Total Annual Fund Operating Expenses," and "Total Annual Fund Operating Expenses After Fee Waiver" have been restated to reflect current fees. Effective April 1, 2013, certain licensing arrangements were terminated resulting in the elimination of licensing fees previously paid by the Fund.
[4]	Other Expenses of the Subsidiary were less than 0.01% for the fiscal year ended December 31, 2012.
[5]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[6]	The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of eight strategies; convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.